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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number 811-4417
                                   -------------------------

                           California Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


            44 Montgomery Street, Suite 2100, San Francisco, CA 94104
--------------------------------------------------------------------------------
          (Address of principal executive offices)           (Zip code)



--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (415) 398-2727
                                                    --------------

Date of fiscal year end: August 31, 2004
                         ---------------
Date of reporting period: February 29, 2004
                          -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SEMI-ANNUAL REPORT

The Report to Shareholders is attached herewith.

          [LOGO]                                                   BULK RATE
CALIFORNIA INVESTMENT TRUST                                       U.S. Postage
---------------------------                                           PAID
        FUND GROUP                                                Permit #688
                                                                 Redwood City,
44 Montgomery Street #2100                                             CA
San Francisco, CA 94104

California Tax-Free Income Fund

California Insured Intermediate Fund

California Tax-Free Money Market Fund


U.S. Government Securities Fund

Short-Term U.S. Government Bond Fund

The United States Treasury Trust


S&P 500 Index Fund

S&P MidCap Index Fund

S&P SmallCap Index Fund

Equity Income Fund

European Growth & Income Fund

Nasdaq-100 Index Fund

                                     [LOGO]
                           CALIFORNIA INVESTMENT TRUST
                           ---------------------------
                                   FUND GROUP

                               SEMI-ANNUAL REPORT

                                February 29, 2004

                                 (800) 225-8778

                                www.citfunds.com

                                  NO-LOAD FUNDS

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of California Investment Trust Fund Group which contains information about the management fee and other costs. Investments in shares of the funds of California Investment Trust Fund Group are neither insured nor guaranteed by the U.S. Government, and there is no assurance that any Fund which is a Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

   CALIFORNIA TAX-FREE             PORTFOLIO OF INVESTMENTS            2/29/2004
   MONEY MARKET FUND                     (UNAUDITED)

                                                                                                                          Value
     Security Description                                                         Par Value      Rate       Maturity     (Note 1)
     --------------------                                                         ---------      ----       --------     --------
Variable Rate Demand Notes* (82.31%)

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Power Supply Revenue Bonds; Series 2002A                                        $  2,000,000     0.920%     3/4/2004   $  2,000,000
Power Supply Revenue Bonds; Series 2002B6                                            800,000     0.980%     3/1/2004        800,000
Power Supply Revenue Bonds; Series B4                                                300,000     0.970%     3/1/2004        300,000
Power Supply Revenue Bonds; Series B5                                              1,000,000     0.970%     3/1/2004      1,000,000

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
California Educational Facilities Authority, Stanford University; Series L-9       1,400,000     0.900%     3/3/2004      1,400,000

CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Scripps Hospital; Series B                                                         2,000,000     0.920%     3/3/2004      2,000,000
Sutter Hospital; Series B                                                            375,000     0.950%     3/1/2004        375,000

CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY
ExxonMobil; Series 2000                                                              200,000     0.830%     3/1/2004        200,000

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
John Muir/Mt. Diablo Health System                                                   670,000     0.920%     3/1/2004        670,000
Gemological Institute of America; Special Tax; Series 2001                         2,300,000     0.930%     3/4/2004      2,300,000
Sutter Health Variable Rate Bonds                                                  3,200,000     0.980%     3/1/2004      3,200,000

CALIFORNIA, STATE OF
General Obligation Bonds; Series 2003C-1                                           2,000,000     0.930%     3/4/2004      2,000,000

CHINO BASIN REGIONAL FINANCING AUTHORITY
Inland Empire Utilities Agency; Series 2002A                                       3,000,000     0.890%     3/3/2004      3,000,000

IRVINE RANCH WATER DISTRICT
Certificates of Participation, 1986 Capital Improvement Projects                   1,300,000     0.970%     3/1/2004      1,300,000
General Obligation; Consolidated Series 1989                                         300,000     0.920%     3/1/2004        300,000
General Obligation; Consolidated Series 1993                                         600,000     0.980%     3/1/2004        600,000
Sewer Bonds; Series A                                                              1,300,000     0.970%     3/1/2004      1,300,000
Special Assessment, Consolidated; Series 1985                                        500,000     0.980%     3/1/2004        500,000
Waterworks Bonds; 1988 Series A, District 182                                      1,300,000     0.970%     3/1/2004      1,300,000

IRVINE, CITY OF
Assessment District 00-18; Series A                                                2,550,000     0.980%     3/1/2004      2,550,000
Assessment District 93-14                                                            400,000     0.970%     3/1/2004        400,000
Assessment District 94-13                                                          1,129,000     0.980%     3/1/2004      1,129,000

KERN, COUNTY OF
Certificates of Participation; 1986 Series C                                       1,400,000     0.920%     3/3/2004      1,400,000

LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Sale Tax Revenue Refunding Bonds; Series 1993-A                                    2,500,000     0.920%     3/4/2004      2,500,000

LOS ANGELES COUNTY TRANSPORTATION COMMISSION
Sales Tax Revenue Refunding Bonds, 1992; Series A                                  3,000,000     0.890%     3/3/2004      3,000,000

LOS ANGELES DEPARTMENT OF WATER AND POWER
Power System Revenue Bonds; Series A-3                                             2,500,000     0.930%     3/4/2004      2,500,000
Water System Revenue Bonds; 2001 Series B-2                                        1,100,000     0.980%     3/1/2004      1,100,000

LOS ANGELES, COUNTY OF
Pension Obligation Refunding Bonds                                                 3,000,000     0.890%     3/3/2004      3,000,000

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds; Series 2000 B-3                                                 100,000     0.970%     3/1/2004        100,000
Water Revenue Bonds; Series 2001 C-2                                                 500,000     0.950%     3/1/2004        500,000
Water Revenue Refunding Bonds; 1996 Series A                                       2,700,000     0.950%     3/4/2004      2,700,000

NEWPORT BEACH, CITY OF
Hoag Memorial Hospital Presbyterian; Series 1992                                   2,570,000     0.950%     3/1/2004      2,570,000
Hoag Memorial Hospital Presbyterian; Series 1996 Series A                            500,000     1.000%     3/1/2004        500,000
Hoag Memorial Hospital Presbyterian; Series C                                        300,000     1.000%     3/1/2004        300,000

NORTHERN CALIFORNIA POWER AGENCY
Hydroelectric Project No. 1, Revenue Bonds                                         2,200,000     0.890%     3/3/2004      2,200,000

ORANGE COUNTY HOUSING AUTHORITY
Revenue Bonds, Village Niguel, Issue AA of 1985                                    2,900,000     0.900%     3/3/2004      2,900,000

ORANGE COUNTY SANITATION DISTRICT
Certificates of Participation; Series 2000-A                                       1,000,000     0.980%     3/1/2004      1,000,000
Refunding Certificates of Participation; Series 1993                               1,950,000     0.980%     3/1/2004      1,950,000

   CALIFORNIA TAX-FREE             PORTFOLIO OF INVESTMENTS            2/29/2004
   MONEY MARKET FUND                CONTINUED (UNAUDITED)

                                                                                                                          Value
     Security Description                                                         Par Value      Rate       Maturity     (Note 1)
     --------------------                                                         ---------      ----       --------     --------
ORANGE, COUNTY OF
Revenue Bonds, Niguel Summit II, Issue U of 1985                                $  1,900,000     0.900%     03/02/04   $  1,900,000

RANCHO MIRAGE JOINT POWERS FINANCING AUTHORITY
Eisenhower Medical Center; Series 2001A                                              700,000     0.920%     03/01/04        700,000
Eisenhower Medical Center; Series 2001B                                            1,155,000     0.920%     03/01/04      1,155,000

RIVERSIDE, CITY OF
First Nationwide Savings Program, 1985 Issue G                                     2,500,000     0.920%     03/03/04      2,500,000

RIVERSIDE, COUNTY OF
Community Facilities District 89-5, Special Tax                                    3,000,000     0.920%     03/03/04      3,000,000

SAN BERNARDINO, COUNTY OF
Medical Center Financing Project; Series 1998                                      1,000,000     0.920%     03/03/04      1,000,000

SAN FRANCISCO CITY & COUNTY FINANCE CORP
Moscone Center Expansion Project; Series 2000-3                                    3,000,000     0.870%     03/04/04      3,000,000

SANTA ANA HOUSING AUTHORITY
Harbor Pointe Apartments; 1995 Series A                                            2,720,000     0.900%     03/04/04      2,720,000

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Palo Verde Project; 1996 Series C                                                  2,000,000     0.890%     03/03/04      2,000,000

TUSTIN, CITY OF
Reassessment District No. 95-2; Series A                                             800,000     0.980%     03/01/04        800,000

WESTERN RIVERSIDE COUNTY REGIONAL WASTEWATER AUTHORITY
Variable Rate Revenue Bonds, 1996                                                  1,000,000     0.980%     03/01/04      1,000,000

WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
School Facility Bridge Funding Program                                             3,000,000     0.920%     03/04/04      3,000,000
                                                                                                                       ------------
Total Variable Rate Demand Notes (Cost $79,619,000)                                                                      79,619,000
                                                                                                                       ------------
Tax and Revenue Anticipation Notes (7.26%)

Los Angeles Unified School District                                                2,000,000     2.000%     07/01/04      2,007,066
San Diego Unified School District                                                  3,000,000     2.000%     06/30/04      3,010,910
San Diego, County of                                                               1,000,000     1.750%     06/30/04      1,002,785
Santa Barbara, County of                                                           1,000,000     2.000%     07/23/04      1,004,684
                                                                                                                       ------------
Total Tax and Revenue Anticipation Notes (Cost $7,025,445)                                                                7,025,445
                                                                                                                       ------------
Commercial Paper (10.34%)

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Carnegie Institution; 1993 Series A & B                                            2,500,000     1.030%     03/11/04      2,500,000

EAST BAY MUNICIPAL UTILITY DISTRICT
Water System Series Commercial Paper                                               3,000,000     0.920%     04/06/04      3,000,000

SAN DIEGO REGIONAL TRANSPORTATION COMMISSION
Sales Tax Revenue Commercial Paper                                                 2,500,000     1.000%     04/08/04      2,500,000

THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
Commercial Paper Notes; Series A                                                   2,000,000     0.950%     06/09/04      2,000,000
                                                                                                                       ------------
Total Commercial Paper (Cost $10,000,000)                                                                                10,000,000
                                                                                                                       ------------
                                 Total Investments (Cost $96,644,445) (a) (99.91%)                                       96,644,445
                                 Other Net Assets (0.09%)                                                                    84,102
                                                                                                                       ------------
                                 Net Assets(100.00%)                                                                   $ 96,728,547
                                                                                                                       ============

(a) Aggregate cost for federal income tax purposes is $96,644,445.

*Stated maturity reflects next reset date.

                 See accompanying notes to financial statements

   CALIFORNIA INSURED             PORTFOLIO OF INVESTMENTS            2/29/2004
   INTERMEDIATE FUND                    (UNAUDITED)

                                                                                                                          Value
     Security Description                                                         Par Value      Rate       Maturity     (Note 1)
     --------------------                                                         ---------      ----       --------     --------
Long-Term Securities (91.67%)

ANAHEIM PUBLIC FINANCING AUTHORITY
Convention Center Project; Series A                                             $    500,000     5.250%     08/01/13   $    573,760

BEVERLY HILL PUBLIC FINANCING AUTHORITY
Lease Revenue Refunding; Series A                                                    500,000     5.250%     06/01/13        582,090

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
University of San Francisco Revenue Bonds; Series 1996                               500,000     5.600%     10/01/10        592,345

CALIFORNIA STATE PUBLIC WORKS BOARD
CA State Prison--Lassen County; 2001 Series A                                        400,000     5.250%     06/01/11        462,008
Lease Revenue Refunding Bonds; 2001 Series A                                         500,000     5.250%     06/01/12        574,770

CALIFORNIA, STATE OF
General Obligation Bonds; Refunding Notes; Series 2000                               600,000     5.750%     12/01/10        714,702

CAMPBELL UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Series 2000                                                425,000     5.250%     08/01/09        491,678

CASTAIC LAKE WATER AGENCY
Water System Improvement Projects; Series 1994A                                      300,000     7.250%     08/01/09        375,882
Water System Improvement Projects; Series 2001A                                      500,000     6.000%     08/01/12        600,355

CENTRAL VALLEY SCHOOL DISTRICTS FINANCING AUTHORITY
General Obligation Refi. Bonds; Series A                                             400,000     6.150%     02/01/09        473,624

CHAFFEY UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Series C                                                   500,000     5.000%     05/01/12        573,075

CHICO PUBLIC FINANCING AUTHORITY
2001 Tax Allocation, Merged Redevelopment Project Area                               500,000     4.000%     04/01/05        516,115

CHICO UNIFIED SCHOOL DISTRICT
General Obligation Refunding Bonds                                                   400,000     8.500%     08/01/07        489,636

CONTRA COSTA WATER DISTRICT
Water Revenue Refunding Bonds; Series K                                              400,000     5.000%     10/01/09        458,416

DESERT SANDS UNIFIED SCHOOL DISTRICT
Certificates of Participation; Series 1995                                           500,000     5.300%     03/01/07        531,545

EASTERN MUNICIPAL WATER DISTRICT
Certificates of Participation; Series A                                              550,000     5.250%     07/01/12        629,376

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds 2002                                              500,000     5.500%     08/01/12        592,750

FRESNO, CITY OF
Water System Revenue Refuding; Series A                                              500,000     6.000%     06/01/11        606,310

IMPERIAL IRRIGATION DISTRICT
Certificates of Participation; 1997 Capital Projects                                 600,000     5.200%     11/01/09        694,866

INTERMODAL CONTAINER TRANSFER FACILITIES JOINT POWERS AUTHORITY
Refunding Revenue Bonds; 1999 Series A                                               490,000     5.125%     11/01/13        568,082

LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Sales Tax Revenue Bonds; Series A                                                    500,000     5.500%     07/01/08        574,255

LOS ANGELES DEPARTMENT OF WATER AND POWER
Power Project Revenue Bond; 2001 Series A                                            500,000     5.250%     07/01/14        569,315

LOS ANGELES UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1997 Series A                                              400,000     6.000%     07/01/07        456,520

LOS ANGELES, CITY OF
Sanitation Equipment Charge Revenue Bonds; Series 2001-A                             500,000     5.000%     02/01/08        559,800

LOS ANGELES, COUNTY OF
Pension Obligation Certificates; Series A                                            400,000     6.900%     06/30/08        481,824

MONTEREY, COUNTY OF
Certificates of Participation                                                        600,000     5.250%     08/01/14        683,742

NORTH ORANGE COUNTY COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2002 Series A                                              500,000     5.000%     08/01/12        574,650

NORWALK COMMUNITY FACILITIES FINANCING AUTHORITY
City Hall Lease Revenue Refunding Bonds; 1999                                        200,000     5.000%     02/01/09        226,544

   CALIFORNIA INSURED             PORTFOLIO OF INVESTMENTS            2/29/2004
   INTERMEDIATE FUND               CONTINUED (UNAUDITED)

                                                                                                                           Value
     Security Description                                                         Par Value      Rate       Maturity      (Note 1)
     --------------------                                                         ---------      ----       --------      --------
OAK PARK UNIFIED SCHOOL DISTRICT
General Obligation, Refunding Bonds                                             $    600,000     5.150%     05/01/07   $    669,228

OAKLAND JOINT POWERS FINANCING AUTHORITY
Convention Centers; Series 2001                                                      500,000     5.500%     10/01/12        593,235

ORANGE COUNTY LOCAL TRANSPORTATION AUTHORITY
Measure M Sales Tax Revenue Bonds; Series 1998 A                                     500,000     5.500%     02/15/07        557,125

PASADENA UNIFIED SCHOOL DISTRICT
General Obligation Bonds; Series B                                                   400,000     5.000%     07/01/07        444,108

RANCHO MIRAGE JOINT POWERS FINANCING AUTHORITY
Eisenhower Medical Center; Series 1997A                                              385,000     5.250%     07/01/12        429,941

SACRAMENTO REDEVELOPMENT AGENCY
Downtown Sacramento Project; Series 1998C                                            500,000     4.750%     11/01/08        561,405

SAN DIEGO PUBLIC FACILITIES FINANCING AUTHORITY
Sewer Revenue Refunding Bonds; Series A                                              500,000     5.100%     05/15/10        552,895

SAN FRANCISCO AIRPORT COMMISSION
SF Intl. Airport Revenue Second; Series B                                            450,000     5.500%     05/01/09        508,487

SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION
Water Revenue Refunding Bonds; Series B                                              500,000     5.000%     11/01/13        567,015

SAN FRANCISCO CITY & COUNTY REDEVELOPMENT FINANCING AUTHORITY
Redevelopment Project; Series B                                                      560,000     5.250%     08/01/14        641,978

SAN FRANCISCO STATE BUILDING AUTHORITY
Civic Center Complex; 1996 Series A                                                  400,000     6.000%     12/01/09        480,132

SAN JOSE FINANCING AUTHORITY
Lease Revenue Bonds; Series 2001F                                                    480,000     4.500%     09/01/09        537,005

SAN MATEO COUNTY JOINT POWERS FINANCING AUTHORITY
Lease Revenue Bonds; Series A                                                        510,000     4.000%     07/15/10        556,028

SAN MATEO COUNTY TRANSIT DISTRICT
Limited Tax Bonds; 1993 Series A                                                     300,000     5.000%     06/01/11        344,802

SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Bonds; 2000 Series A                                                   400,000     5.500%     05/15/10        469,460

SANTA ROSA HIGH SCHOOL DISTRICT
General Obligation Bonds; Series 2001                                                390,000     4.625%     05/01/08        433,044

SARATOGA UNION SCHOOL DISTRICT
1997 General Obligation Bonds; Series A                                              600,000     4.900%     09/01/09        681,306

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
San Juan Power Project 2002 Refunding; Series A                                      500,000     5.500%     01/01/13        586,270

THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
Hospital Revenue Bonds; Series 2000                                                  500,000     4.375%     12/01/09        555,664
Multiple Purpose Projects; Series O                                                  500,000     5.750%     09/01/10        597,315
                                                                                                                       ------------
Total Long-Term Securities (Cost $24,270,102)                                                                            25,994,478
                                                                                                                       ------------
Variable Rate Demand Notes* (7.42%)

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Power Supply Revenue Bonds; Series B4                                                200,000     0.970%     03/02/04        200,000

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
John Muir/Mt. Diablo Health System                                                   240,000     0.920%     03/01/04        240,000

IRVINE RANCH WATER DISTRICT
General Obligation; Consolidated Series 1989                                         175,000     0.920%     03/01/04        175,000
Sewer Bonds; Series A                                                                600,000     0.970%     03/01/04        600,000

NEWPORT BEACH
Hoag Memorial Hospital Presbyterian; Series 1992                                     240,000     0.950%     03/01/04        240,000

ORANGE COUNTY SANITATION DISTRICT
Certificates of Participation; Series 2000                                           100,000     0.980%     03/01/04        100,000

RANCHO MIRAGE JOINT POWERS FINANCING AUTHORITY
Eisenhower Medical Center; Series 2001B                                              250,000     0.920%     03/01/04        250,000

   CALIFORNIA INSURED             PORTFOLIO OF INVESTMENTS            2/29/2004
   INTERMEDIATE FUND               CONTINUED (UNAUDITED)

                                                                                                                          Value
     Security Description                                                         Par Value      Rate       Maturity     (Note 1)
     --------------------                                                         ---------      ----       --------     --------
WESTERN RIVERSIDE COUNTY REGIONAL WASTEWATER AUTHORITY
Variable Rate Revenue Bonds, 1996                                               $    300,000     0.980%     03/01/04   $    300,000
                                                                                                                       ------------
Total Variable Rate Demand Notes (Cost $2,105,000)                                                                        2,105,000
                                                                                                                       ------------

                                            Total Investments (Cost $26,375,102) (a) (99.09%)                            28,099,478
                                            Other Net Assets (0.91%)                                                        258,786
                                                                                                                       ------------
                                            Net Assets (100.00%)                                                       $ 28,358,264
                                                                                                                       ============

(a) Aggregate cost for federal income tax purposes is $26,375,102. At February 29, 2004, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

                                            Unrealized appreciation                                                    $  1,724,376
                                            Unrealized depreciation                                                              --
                                                                                                                       ------------
                                            Net unrealized appreciation                                                $  1,724,376
                                                                                                                       ============

*Stated maturity reflects next reset date.

                 See accompanying notes to financial statements

   CALIFORNIA TAX-FREE             PORTFOLIO OF INVESTMENTS            2/29/2004
       INCOME FUND                       (UNAUDITED)

                                                                                                                          Value
     Security Description                                                         Par Value      Rate       Maturity     (Note 1)
     --------------------                                                         ---------      ----       --------     --------
Long-Term Securities (91.08%)

ANAHEIM PUBLIC FINANCING AUTHORITY
Public Improvement Project; Series C                                            $  2,250,000     6.000%     09/01/12   $  2,742,930

BEVERLY HILL PUBLIC FINANCING AUTHORITY
Lease Revenue Refunding; Series A                                                  2,000,000     5.250%     06/01/13      2,328,360

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Water System Revenue Bonds, Central Valley J-1; Prerefunded                          625,000     7.000%     12/01/11        817,013
Water System Revenue Bonds, Central Valley J-1; Unrefunded                         1,695,000     7.000%     12/01/11      2,182,397
Water System Revenue Bonds, Central Valley J-3; Prerefunded                          765,000     7.000%     12/01/11      1,000,023
Water System Revenue Bonds, Central Valley J-3; Unrefunded                         2,070,000     7.000%     12/01/11      2,665,229

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Pomona College Refunding Revenue Bonds; Series 1999                                2,500,000     5.250%     01/01/17      2,787,375
Stanford University Revenue Bonds; Series P                                        3,000,000     5.250%     12/01/13      3,545,640

CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
Asian Art Museum of San Francisco; Series 2000                                     2,565,000     5.500%     06/01/13      2,978,222

CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY
San Diego Gas & Electric; 1996 Series A                                            3,000,000     5.900%     06/01/14      3,245,460

CALIFORNIA POLYTECHNIC STATE UNIVERSITY
Student Union Revenue Bonds; Series C                                              2,390,000     5.625%     07/01/26      2,682,942

CALIFORNIA STATE PUBLIC WORKS BOARD
CA State Prison--Imperial County; 1991 Series A                                    4,000,000     6.500%     09/01/17      4,794,280
University of California Projects; 1993 Series A                                   5,000,000     5.500%     06/01/14      5,811,700

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
UniHealth America; Certificates of Participation; 1993 Series A                    1,005,000     5.500%     10/01/14      1,185,739

CALIFORNIA, STATE OF
General Obligation Bonds                                                           3,000,000     6.250%     09/01/12      3,558,450

CASTAIC LAKE WATER AGENCY
Water System Improvement Projects; Series 1994A                                    2,090,000     7.250%     08/01/09      2,618,645

CONTRA COSTA WATER DISTRICT
Water Revenue Bonds; Series E                                                      2,000,000     6.250%     10/01/12      2,420,100

CUCAMONGA COUNTY WATER DISTRICT
Water Facilities and Refinancing, 2001                                             1,080,000     5.000%     09/01/16      1,184,749

CULVER CITY REDEVELOPMENT FINANCE AUTHORITY
Tax Allocation Refunding Revenue Bonds, 1993                                       3,150,000     5.500%     11/01/14      3,706,637

EAST BAY MUNICIPAL UTILITY DISTRICT
Water Revenue Refunding Bonds; Series 2001                                         2,000,000     5.250%     06/01/14      2,275,380
Water Revenue Refunding Bonds; Series 2001                                         2,000,000     5.250%     06/01/13      2,291,400

FRESNO, CITY OF
Sewer System Revenue Bonds; 1993 Series A                                          3,000,000     5.250%     09/01/19      3,475,620

   CALIFORNIA TAX-FREE             PORTFOLIO OF INVESTMENTS            2/29/2004
       INCOME FUND                       (UNAUDITED)

                                                                                                                          Value
     Security Description                                                         Par Value      Rate       Maturity     (Note 1)
     --------------------                                                         ---------      ----       --------     --------
GLENDALE UNIFIED SCHOOL DISTRICT
General Obligation Bonds; Series A                                              $  1,000,000     5.750%     09/01/17   $  1,141,980

GOLDEN WEST SCHOOLS FINANCING AUTHORITY
Refunding Revenue Bonds; 1998 Series A                                             1,090,000     6.600%     08/01/16      1,357,388

KERN HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds; 1996 Series A                                  2,555,000     6.600%     08/01/16      3,149,395

LA QUINTA REDEVELOPMENT AGENCY
Redevelopment Project Area No.2; Series 1994                                       1,015,000     7.300%     09/01/09      1,275,561

LOS ANGELES COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Series A                                                 1,000,000     5.500%     08/01/15      1,143,140

LOS ANGELES CONVENTION & EXHIBIT CENTER AUTHORITY
Lease Revenue Bonds; 1993 Series A                                                 2,500,000     6.000%     08/15/10      3,016,125

LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Sales Tax Revenue Refunding Bonds; Series 2001-B                                   3,000,000     5.250%     07/01/13      3,439,680

LOS ANGELES COUNTY PUBLIC WORKS FINANCING AUTHORITY
Regional Park and Open Space District; Series A                                    1,500,000     5.000%     10/01/13      1,662,075

LOS ANGELES COUNTY TRANSPORTATION COMMISSION
Sales Tax Revenue Refunding Bonds, 1991; Series B                                  3,540,000     6.500%     07/01/10      4,351,828

LOS ANGELES UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1997 Series A                                            2,450,000     6.000%     07/01/14      3,025,603

LOS ANGELES, CITY OF
Wastewater System Revenue Bonds; Series 1998-C                                     3,000,000     5.375%     06/01/12      3,516,090

M-S-R PUBLIC POWER AGENCY SAN JUAN PROJECT REVENUE
San Juan Project Refunding Revenue Bonds; Series F                                 1,500,000     6.125%     07/01/13      1,826,820

NORTHERN CALIFORNIA TRANSMISSION REVENUE
CA-Oregon Transmission Project; 1990 Series A                                      1,000,000     7.000%     05/01/13      1,273,250
CA-Oregon Transmission Project; 1993 Series A                                      2,500,000     5.300%     05/01/09      2,880,525

OAKLAND REDEVELOPMENT AGENCY
Central District Redevelopment Project; Series 1992                                2,000,000     5.500%     02/01/14      2,362,800

ORANGE COUNTY LOCAL TRANSPORTATION AUTHORITY
General Obligation Bonds; 1998 Series A                                            1,050,000     5.500%     02/15/11      1,234,905

OXNARD SCHOOL DISTRICT
General Obligation Refunding Bonds; 1997                                           1,485,000     5.625%     08/01/14      1,784,584

RIVERSIDE COUNTY TRANSPORTATION COMMISSION
Revenue Bonds; 1993 Series A                                                       2,000,000     5.750%     06/01/09      2,350,520
Revenue Bonds; 1993 Series A                                                       1,000,000     5.750%     06/01/07      1,130,170

RIVERSIDE, CITY OF
Sewer Refunding Revenue Bonds; Series 1993                                         2,000,000     5.000%     08/01/12      2,295,400

SACRAMENTO COUNTY SANITATION DISTRICT
Revenue Bonds, Refunding; Series 2001                                              1,800,000     5.500%     12/01/21      2,133,216

SACRAMENTO MUNICIPAL UTILITY DISTRICT
Refunding Revenue Bonds; Series A                                                  4,000,000     6.250%     08/15/10      4,792,560

SADDLEBACK VALLEY UNIFIED SCHOOL DISTRICT PUBLIC FIN AUTH.
Special Tax Revenue Bonds; 1996 Series A                                           1,575,000     6.000%     09/01/16      1,949,472

SAN BERNARDINO, COUNTY OF
Justice Center / Airport Improvements; Series 2002A                                2,890,000     5.000%     07/01/16      3,277,896

SAN DIEGO, COUNTY OF
2001 MTS Tower Refunding Bonds                                                     1,000,000     5.250%     11/01/14      1,142,290

SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
Sales Tax Revenue Refunding Bonds; Series 1990                                     2,950,000     6.750%     07/01/11      3,724,169

SAN JOSE REDEVELOPMENT AGENCY
Merged Area Redevelopment Project; Series 1993                                     4,000,000     6.000%     08/01/10      4,814,080

SAN MARINO UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1998 Series B                                            1,440,000     5.250%     07/01/16      1,675,051

SANTA ANA UNIFIED SCHOOL DISTRICT
General Obligation Bonds; Series 2000                                              2,500,000     5.700%     08/01/22      2,843,850

SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Refunding Bonds; 1997 Series A                                       2,000,000     6.000%     11/15/12      2,451,080
Lease Revenue Refunding Bonds; 1997 Series A                                       1,750,000     5.750%     11/15/13      2,117,290

   CALIFORNIA TAX-FREE             PORTFOLIO OF INVESTMENTS            2/29/2004
       INCOME FUND                       (UNAUDITED)

                                                                                                                          Value
     Security Description                                                         Par Value      Rate      Maturity      (Note 1)
     --------------------                                                         ---------      ----      --------      --------
SANTA CLARA REDEVELOPMENT AGENCY
Bayshore North Project, 1992 Tax Allocation Refunding Bonds                     $  4,000,000     7.000%     07/01/10   $  4,818,560

SANTA MARGARITA-DANA POINT AUTHORITY
Improvement District; 1994 Series A                                                1,045,000     7.250%     08/01/10      1,330,264

SONOMA, COUNTY OF
Certificates of Participation; 2002 Series A                                       1,815,000     5.000%     11/15/12      2,089,283

SOUTH COAST AIR QUALITY MANAGEMENT DISTRICT
Installment Sale Revenue Bonds; Series 1992                                        2,400,000     6.000%     08/01/11      2,915,184

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Multiple Project Revenue Bonds; Series 1989                                        3,585,000     6.750%     07/01/13      4,500,070

THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
Revenue Refunding Bonds; Series A                                                  1,000,000     5.000%     05/15/08      1,126,140
UC San Diego Medical Center; Revenue Refunding Bonds; Series 2000                  2,500,000     5.125%     12/01/16      2,747,250

TURLOCK IRRIGATION DISTRICT
Revenue Refunding Bonds; Series A                                                  2,000,000     6.250%     01/01/12      2,405,080

WESTLANDS WATER DISTRICT
Revenue Certificates of Participation; Series 2002A                                1,500,000     5.250%     09/01/19      1,671,254
                                                                                                                       ------------
Total Long-Term Securities (Cost $137,198,523)                                                                          159,040,169
                                                                                                                       ------------
Variable Rate Demand Notes* (8.19%)

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Power Supply Revenue Bonds; Series B5                                                300,000     0.970%     03/01/04        300,000

CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Sutter Hospital; Series B                                                          1,000,000     0.950%     03/01/04      1,000,000

CALIFORNIA POLLUTION CFINANCING AUTHORITY
ExxonMobil; Series 2000                                                            2,000,000     0.830%     03/01/04      2,000,000

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
John Muir/Mt. Diablo Health System                                                   865,000     0.920%     03/01/04        865,000

IRVINE RANCH WATER DISTRICT
General Obligation; Consolidated Series 1989                                         375,000     0.920%     03/01/04        375,000
Revenue Bonds; Consolidated; Series 1985                                           2,195,000     0.980%     03/01/04      2,195,000

IRVINE, CITY OF
Assessment District 87-8                                                           1,000,000     0.980%     03/01/04      1,000,000
Assessment District 97-16                                                            700,000     0.980%     03/01/04        700,000

LOS ANGELES DEPARTMENT OF WATER AND POWER
Water System Revenue Bonds; 2001 Series B-2                                        1,300,000     0.980%     03/01/04      1,300,000

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds, Series 2000 B-1                                                 500,000     0.980%     03/01/04        500,000
Water Revenue Bonds; Series 2000 B-3                                                 900,000     0.970%     03/01/04        900,000

NEWPORT BEACH
Hoag Memorial Hospital Presbyterian; Series 1992                                   2,570,000     0.950%     03/01/04      2,570,000

ORANGE COUNTY SANITATION DISTRICT
Certificates of Participation; Series 2000-A                                         100,000     0.980%     03/01/04        100,000
Certificates of Participation; Series 2000-A                                         500,000     0.980%     03/01/04        500,000
                                                                                                                       ------------
Total Variable Rate Demand Notes (Cost $14,305,000)                                                                      14,305,000
                                                                                                                       ------------
                                            Total Investments (Cost $151,503,523) (a) (99.27%)                          173,345,169
                                            Other Net Assets (0.73%)                                                      1,270,955
                                                                                                                       ------------
                                            Net Assets(100.00%)                                                        $174,616,124
                                                                                                                       ============

(a)  Aggregate cost for federal income tax purposes is $151,503,523. At February
     29, 2004, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

                                            Unrealized appreciation                                                    $ 21,846,995
                                            Unrealized depreciation                                                          (5,349)
                                                                                                                       ------------
                                            Net unrealized appreciation                                                $ 21,841,646
                                                                                                                       ============

*Stated maturity reflects next reset date.

                 See accompanying notes to financial statements

     U.S. GOVERNMENT              PORTFOLIO OF INVESTMENTS            2/29/2004
     SECURITIES FUND                    (UNAUDITED)

       Par Value               Rate              Maturity         Value (Note 1)
       ---------               ----              --------         --------------
Government National Mortgage Association (61.42%)

    $    264,592              6.000%             04/15/14          $    281,033
         380,199              6.000%             04/15/14               403,823
         375,833              6.000%             04/15/16               398,752
         396,770              6.500%             04/15/16               424,585
         440,458              6.000%             05/15/16               467,317
       1,052,522              5.000%             04/15/18             1,087,180
         916,073              5.000%             04/15/18               946,237
       2,058,746              5.500%             08/15/18             2,159,511
       1,888,963              5.000%             09/15/18             1,951,164
          10,861             10.000%             09/15/18                12,248
          33,325              9.000%             10/15/18                37,221
       2,000,003              5.000%             01/15/19             2,065,606
       2,000,003              5.000%             01/15/19             2,065,606
       2,000,000              5.000%             02/15/19             2,065,603
       2,227,437              5.500%             02/15/19             2,336,265
       2,000,000              5.000%             02/15/19             2,065,603
                                                                   ------------
Total Government National Mortgage Association (Cost $18,668,128)    18,767,754
                                                                   ------------

United States Treasury Bill (2.28%)

         700,000              0.970%             06/24/04               697,952
                                                                   ------------
Total United States Treasury Bills (Cost $697,952)                      697,952
                                                                   ------------

United States Treasury Bonds (14.27%)
       1,300,000              7.250%             05/15/16             1,659,735
       2,000,000              7.625%             11/15/22             2,699,218
                                                                   ------------
Total United States Treasury Bonds ($4,185,076)                       4,358,953
                                                                   ------------

United States Treasury Notes (21.26%)
       2,000,000              6.500%             05/15/05             2,125,782
       2,000,000              6.500%             08/15/05             2,148,594
       2,000,000              6.875%             05/15/06             2,220,860
                                                                   ------------
Total United States Treasury Notes ($6,472,247)                       6,495,236
                                                                   ------------
                Total Investments (Cost $30,023,403) (a) (99.23%)    30,319,895
                Other Net Assets (0.77%)                                233,977
                                                                   ------------
                Net Assets (100.00%)                               $ 30,553,872
                                                                   ============

(a) Aggregate cost for federal income tax purposes is $30,023,403. At February 29, 2004, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

                Unrealized appreciation                            $    312,773
                Unrealized depreciation                                 (16,281)
                                                                   ------------
                Net unrealized appreciation                        $    296,492
                                                                   ============

                 See accompanying notes to financial statements

  THE UNITED STATES             PORTFOLIO OF INVESTMENTS              2/29/2004
  TREASURY TRUST                      (UNAUDITED)

         Par Value           Rate              Maturity           Value (Note 1)
         ---------           ----              --------           --------------
United States Treasury Bill (100.08%)

      $  1,200,000          0.920%             03/04/04           $  1,199,913
         1,000,000          0.905%             03/11/04                999,756
         3,600,000          0.800%             03/25/04              3,597,756
         5,000,000          0.980%             04/08/04              4,995,197
         4,100,000          0.950%             04/22/04              4,094,433
         4,000,000          0.810%             05/06/04              3,993,253
         5,100,000          0.880%             05/13/04              5,091,017
         6,450,000          0.940%             05/20/04              6,436,785
         2,700,000          0.970%             06/24/04              2,691,925
         4,800,000          0.945%             07/01/04              4,784,633
         3,000,000          0.945%             07/29/04              2,988,146
                                                                  ------------
               Total Investments (Cost $40,872,814) (a) (100.08%)   40,872,814
               Other Liabilities (-0.08%)                              (30,910)
                                                                  ------------
               Net Assets (100.00%)                               $ 40,841,904
                                                                  ============

(a) Aggregate cost for federal income tax purposes is $40,872,814.

                 See accompanying notes to financial statements

      SHORT-TERM U.S.           PORTFOLIO OF INVESTMENTS              2/29/2004
   GOVERNMENT BOND FUND               (UNAUDITED)

         Par Value           Rate              Maturity           Value (Note 1)
         ---------           ----              --------           --------------
United States Treasury Bills (6.64%)

       $   200,000          0.950%             07/08/04           $    199,334
         1,000,000          0.957%             07/15/04                996,385
                                                                  ------------
Total United States Treasury Bills (Cost $1,195,719)                 1,195,719
                                                                  ------------

United States Treasury Notes (92.06%)
         2,000,000          6.000%             08/15/04              2,045,469
         1,600,000          7.500%             02/15/05              1,696,563
         2,000,000          6.750%             05/15/05              2,131,718
         2,000,000          6.500%             05/15/05              2,125,782
         1,900,000          6.500%             08/15/05              2,041,164
         2,000,000          5.750%             11/15/05              2,143,516
         2,000,000          5.625%             02/15/06              2,155,233
         2,000,000          6.500%             10/15/06              2,230,860
                                                                  ------------
Total United States Treasury Notes (Cost $16,481,520)               16,570,305
                                                                  ------------
               Total Investments (Cost $17,677,239) (a) (98.70%)    17,766,024
               Other Net Assets (1.30%)                                233,749
                                                                  ------------
               Net Assets (100.00%)                               $ 17,999,773
                                                                  ============

(a) Aggregate cost for federal income tax purposes is $17,677,239. At February 29, 2004, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

               Unrealized appreciation                            $     90,363
               Unrealized depreciation                                  (1,578)
                                                                  ------------
               Net unrealized appreciation                        $     88,785
                                                                  ============

                 See accompanying notes to financial statements

S&P 500 INDEX FUND           PORTFOLIO OF INVESTMENTS                  2/29/2004
                                   (UNAUDITED)

Company                                                Shares     Value (Note 1)
-------                                                ------     --------------

Common Stock (98.16%)
Banking & Financial Service (20.69%)
ACE Ltd.                                                  2,936    $    132,003
Aetna Inc.                                                1,606         129,749
Aflac Inc.                                                5,408         219,619
Allstate Corp.                                            7,426         338,848
AMBAC Financial Group                                     1,127          88,131
American Express Company                                 13,592         726,085
American International Group                             27,554       2,038,996
Amsouth Bancorporation                                    3,692          93,408
Anthem Inc.*                                              1,460         125,487
AON Corp.                                                 3,324          87,189
Apartment Investment & Management Co.                       995          32,238
Bank of America Corp.                                    15,688       1,285,161
Bank of New York Co Inc.                                  8,187         270,171
Bank One Corp.                                           11,800         636,964
BB&T Corporation                                          5,786         214,950
Bear Stearns Companies Inc.                               1,041          91,441
Capital One Financial Corp.                               2,444         172,840
Charter One Financial Inc.                                2,347          85,008
Chubb Corp.                                               1,978         140,398
Cigna Corp.                                               1,481          82,092
Cincinnati Financial Corp.                                1,684          75,847
Citigroup Inc.                                           54,501       2,739,220
Comerica Inc.                                             1,859         106,967
Countrywide Credit Ind Inc.                               1,942         177,945
Equity Office Properties Trust                            4,235         120,867
Equity Residential Properties Trust                       2,884          85,799
Fannie Mae                                               10,267         768,998
Fifth Third Bancorp                                       6,014         336,904
First Tennesse Ntl., Corp.                                1,338          61,869
Fleet Boston Financial Corp.                             11,145         501,859
Franklin Resources Inc.                                   2,642         149,273
Freddie Mac                                               7,352         455,236
Golden West Financial Corp.                               1,606         185,365
Goldman Sachs Group Inc.                                  5,004         529,773
Hartford Financial Services                               2,990         195,845
Huntington Bancshares                                     2,430          56,206
Jefferson-Pilot Corp.                                     1,496          79,946
John Hancock Financial Svcs.                              3,047         128,401
JP Morgan Chase & Co.                                    21,559         884,350
Keycorp                                                   4,426         143,491
Lehman Brothers Holdings Inc.                             2,863         248,251
Lincoln National Corp.                                    1,880          87,288
Marsh & McLennan Cos.                                     5,599         268,696
Marshall and Isley Corp.                                  2,399          95,048
MBIA Inc.                                                 1,523         100,198
MBNA Corp.                                               13,485         368,545
Mellon Financial Corp.                                    4,530         146,681
Merrill Lynch & Co.                                       9,981         610,937
Metlife Inc.                                              8,024         282,044
MGIC Investment Corp.                                     1,044          69,092
Morgan Stanley Dean Witter & Company                     11,430         683,057
National City Corp.                                       6,426         229,408
North Fork Bancorp                                        1,595          67,357
Northern Trust Corp.                                      2,322         115,287
Pinnacle West Capital Corp.                                 969          37,878
PNC Financial Services Group                              2,926         171,522
Principal Financial Group                                 3,420         123,804
Progressive Corp-Ohio                                     2,281         188,547
Providian Financial Corp.*                                3,062          39,592
Prudential Financial Inc.                                 5,729         265,768
Regions Financial Corp.                                   2,350          86,715
Safeco Corp.                                              1,465          65,925
Schwab (Charles) Corp.                                   14,328         175,375
SLM Corp                                                  4,766         199,648
SouthTrust Corp.                                          3,518         118,205
St. Paul Companies                                        2,419         103,388
Starwood Hotels & Resorts Worldwide Inc.                  2,146          83,715
State Street Corp.                                        3,527         189,506
Suntrust Banks Inc.                                       2,974         215,050
Synovus Financial Corp.                                   3,206          80,310
T Rowe Price Group Inc.                                   1,313          69,051
Torchmark Corp.                                           1,198          62,440
Travelers Property Casualty Corp.                        10,617         193,654
U.S. Bancorp                                             20,373         581,242
Union Planters Corp.                                      2,007          60,170
UnumProvident Corp.                                       3,140          46,535
Wachovia Corp.                                           13,982         670,717
Washington Mutual Inc.                                    9,500         426,930
Wells Fargo & Company                                    17,868       1,024,730
XL Capital Ltd.                                           1,449         111,080
Zions Bancorporation                                        953          55,531
                                                                   ------------
Total Banking & Financial Service                                    23,593,856
                                                                   ------------
Capital Good (5.85%)
3M Co.                                                    8,286         646,474
Allied Waste Industries Inc.*                             3,371          42,576
Caterpillar Inc.                                          3,674         278,306
Cooper Industries Ltd.                                    1,003          53,069
Cummins Engine                                              447          22,082
Danaher Corp.                                             1,630         146,097
Deere & Co.                                               2,526         162,245
Dover Corp.                                               2,142          83,945
Eagle Materials Inc.                                         29           1,692
Eagle Materials Inc.*                                        98           5,513
Emerson Electric Co.                                      4,440         277,411
Fluor Corp.                                                 874          36,035
General Electric Company                                106,053       3,448,844
Grainger (W.W.) Inc.                                        962          45,455
Illinois Tool Works                                       3,260         259,235
Ingersoll-Rand Co.                                        1,826         121,392
Johnson Controls Inc.                                     1,912         111,508
Molex Inc.                                                2,016          63,867
Pall Corporation                                          1,325          34,675
Parker Hannifin Corp.                                     1,273          71,504
Power-One Inc.*                                             892          10,936
Teradyne Inc.*                                            2,030          50,040
Thermo Electron Corp.*                                    1,702          47,775
Tyco International Ltd.                                  21,122         603,456
Vulcan Materials Co.                                      1,068          50,516
                                                                   ------------
Total Capital Good                                                    6,674,648
                                                                   ------------

Consumer Cyclical (7.50%)
American Greetings*                                         723          16,390
Autozone Inc.*                                              946          84,856
Bed Bath & Beyond Inc.*                                   3,135         128,159
Best Buy Co. Inc.                                         3,427         182,488
Big Lots Inc*                                             1,254          18,058
Black & Decker Corporation                                  825          42,521
Circuit City Stores-Circuit                               2,205          24,652
Cooper Tire & Rubber                                        779          15,541
Costco Wholesale Corp.*                                   4,842         188,499
Dana Corp.                                                1,595          34,117
Delphi Automotive Systems                                 5,987          61,067
Dillards Inc.                                               852          14,995
Dollar General Corp.                                      3,556          77,841
Eaton Corp.                                               1,600          93,664
Family Dollar Stores                                      1,806          68,700
Federated Department Stores                               1,916         100,341
Ford Motor Company                                       19,336         265,870
Gap Inc.                                                  9,475         197,080
General Motors Corp.                                      5,914         284,582
Genuine Parts Co.                                         1,839          63,868
Goodrich (B.F.) Co.                                       1,231          36,302
Goodyear Tire & Rubber Co.*                               1,878          15,813
Hasbro Inc.                                               1,849          40,438
Home Depot Inc.                                          24,037         872,783
ITT Industries Inc.                                         974          73,537
Kohls Corp.*                                              3,601         185,452
Limited Inc.                                              5,474         108,112
Liz Claiborne Inc.                                        1,176          43,394
Lowe's Companies                                          8,299         464,744
Marriott International Inc.                               2,441         108,942

S&P 500 INDEX FUND           PORTFOLIO OF INVESTMENTS                 2/29/2004
                              CONTINUED (UNAUDITED)

Company                                                 Shares    Value (Note 1)
-------                                                 ------    --------------
Masco Corp.                                               4,879    $    136,807
Mattel Inc.                                               4,554          86,526
May Department Stores Co.                                 3,039         107,034
Maytag Corp.                                                844          23,826
Newell Rubbermaid Inc.                                    2,876          73,597
Nike Inc.                                                 2,773         203,122
Nordstrom Inc.                                            1,443          56,479
Paccar Inc.                                               1,857         102,896
Penney (J.C.) Co.                                         2,882          88,967
RadioShack Corporation                                    1,717          59,340
Reebok International Ltd.                                   619          24,642
Sears, Roebuck And Co.                                    2,669         125,470
Snap-On Inc.                                                609          19,488
Stanley Works                                               870          33,695
Target Corporation                                        9,620         422,895
Tiffany & Co.                                             1,541          64,799
TJX Companies Inc.                                        5,328         125,474
Toys R US Inc.*                                           2,252          35,356
V.F. Corporation                                          1,136          51,040
Visteon Corp.                                             1,369          13,827
Wal-Mart Stores Inc.                                     45,704       2,722,130
Whirlpool Corp.                                             742          54,121
                                                                   ------------
Total Consumer Cyclical                                               8,544,337
                                                                   ------------
Consumer Non-Durable (25.13%)
Abbott Laboratories                                      16,506         706,457
Alberto-Culver Co.                                          954          39,190
Albertson's Inc.                                          3,898          96,437
Allergan Inc.                                             1,379         120,718
Altria Group Inc.                                        21,463       1,235,196
AmerisourceBergen Corp.                                   1,178          68,359
Anheuser-Busch Companies Inc.                             8,596         457,479
Archer-Daniels-Midland Co.                                6,810         117,132
Autodesk Inc.                                             1,194          34,208
Avery Dennison Corp.                                      1,191          75,474
Avon Products                                             2,498         176,359
Bard (C.R.) Inc.                                            542          51,159
Bausch & Lomb Inc.                                          546          32,427
Baxter International Inc.                                 6,453         187,911
Becton Dickinson & Co.                                    2,675         130,139
Biomet Inc.                                               2,701         105,285
Boston Scientific Corp.*                                  8,642         353,026
Bristol-Myers Squibb Co.                                 20,495         570,171
Brown-Forman Corp.                                        1,281          62,590
Brunswick Corp.                                             956          37,628
Campbell Soup Company                                     4,320         120,787
Cardinal Health Inc.                                      4,578         298,623
Carnival Corp.                                            6,660         295,504
Cintas Group                                              1,809          77,262
Clear Channel Communications                              6,512         280,276
Clorox Company                                            2,228         109,306
Coca-Cola Co.                                            25,884       1,293,165
Coca-Cola Enterprises                                     4,851         113,077
Colgate-Palmolive Company                                 5,673         314,568
Comcast Corp.*                                           23,783         714,441
Computer Associates International Inc.                    6,120         162,547
Computer Sciences Corp.*                                  1,990          83,162
Conagra Inc.                                              5,655         153,759
Coors (Adolph)                                              388          26,299
CVS Corp.                                                 4,183         156,863
Darden Restaurants Inc.                                   1,782          43,481
Deluxe Corp.                                                541          21,305
Disney (Walt) Co                                         21,618         573,526
Donnelley (R.R.) & Sons Co.                               1,185          37,636
Dow Jones & Co. Inc.                                        853          41,541
Eli Lilly & Co.                                          11,868         877,520
Express Scripts, Inc.*                                      797          57,990
Forest Labs CL A*                                         3,869         292,032
Fortune Brands Inc.                                       1,541         110,151
Gannett Co. Inc.                                          2,857         246,473
General Mills Inc.                                        3,939         181,115
Gillette Company                                         10,673         410,804
Guidant Corp.                                             3,286         223,908
Harrah's Entertainment Inc.                               1,176          61,093
HCA - The Healthcare Company                              5,225         222,167
Health Mgmt. Assoc. Cl.A.                                 2,507          55,881
Heinz (H.J.) Co.                                          3,726         142,370
Hershey Foods Corp.                                       1,371         113,656
Hilton Hotels Corp.                                       4,016          64,376
Humana Inc.*                                              1,688          37,001
IMS Health Inc.                                           2,525          62,570
International Flavors & Fragrances                          983          35,968
Interpublic Group Cos. Inc.*                              4,384          74,309
Johnson & Johnson                                        31,358       1,690,510
Jones Apparel Group                                       1,320          49,236
Kellogg Co.                                               4,297         169,689
Knight Ridder Inc.                                          842          62,948
Kroger Co.*                                               7,874         151,338
Loews Corp.                                               1,956         117,927
Manor Care Inc.                                             938          33,215
McCormick & Co.                                           1,477          46,186
McDonald's Corp.                                         13,413         379,588
McGraw-Hill Companies Inc.                                2,028         158,529
Mckesson HBOC Inc.                                        3,071          83,869
Medco Health Solutions Inc.*                              2,847          92,983
Medimmune, Inc.*                                          2,595          66,666
Medtronic Inc.                                           12,806         600,601
Merck & Co., Inc.                                        23,505       1,130,120
Meredith Corp.                                              527          26,508
New York Times Co.                                        1,562          71,290
Office Depot Inc.*                                        3,281          57,188
Omnicom Group                                             2,011         164,500
Paychex Inc.                                              3,957         127,297
Pepsi Bottling Group Inc.                                 2,758          79,789
Pepsico Inc.                                             18,123         940,584
Pfizer Inc.                                              80,623       2,954,833
Procter & Gamble Co.                                     13,698       1,404,182
Quest Diagnostics, Inc.                                   1,092          90,494
Qwest Communications International*                      18,680          85,554
RJ Reynolds Tobacco Hldgs.                                  902          55,680
Sabre Holdings Corp.                                      1,503          34,103
Safeway Inc.*                                             4,733         108,244
Sara Lee Corp.                                            8,346         182,110
Schering-Plough Corporation                              15,494         278,272
Simon Property Group Inc.                                 2,021         110,124
ST Jude Medical Inc.*                                     1,821         132,296
Staples Inc.*                                             5,217         136,790
Starbucks Corp.*                                          4,139         154,840
Stryker Corp.                                             2,107         186,954
Sungard D.S., Inc.*                                       3,077          89,448
Supervalu Inc.                                            1,421          40,214
Sysco Corp.                                               6,829         270,770
Tenet Healthcare Corporation*                             4,884          58,706
Tribune Co.                                               3,293         164,452
Tupperware Corp.                                            601          11,479
UnitedHealth Group Incorporated                           6,188         383,656
Univision Communications, Inc.*                           3,400         121,142
UST Inc.                                                  1,750          66,640
Viacom Inc.                                              18,463         710,087
Walgreen Co.                                             10,843         386,661
Watson Pharmaceutical Inc.*                               1,136          52,165
Wellpoint Health Networks*                                1,601         174,141
Wendy's International Inc.                                1,196          48,641
Winn-Dixie Stores Inc.                                    1,670          10,220
Wrigley (WM.) JR Co.                                      2,382         133,964
Wyeth                                                    14,076         556,002
Yum! Brands Inc.*                                         3,119         115,497
Zimmer Holdings Inc.*                                     2,550         192,882
                                                                   ------------
Total Consumer Non-Durable                                           28,645,661
                                                                   ------------
Energy (5.96%)
AES Corp.*                                                6,611          59,896
Amerada Hess Corp.                                          943          60,682
Anadarko Petroleum Corp.                                  2,653         135,966

S&P 500 INDEX FUND              PORTFOLIO OF INVESTMENTS               2/29/2004
                                 CONTINUED (UNAUDITED)

Company                                                  Shares   Value (Note 1)
-------                                                  ------   --------------
Apache Corp.                                              3,422    $    140,884
Ashland Inc                                                 731          35,022
Baker Hughes Inc.                                         3,533         132,911
BJ Services*                                              1,674          72,467
Burlington Resources Inc.                                 2,107         123,344
ChevronTexaco Corp.                                      11,287         997,206
ConocoPhillips                                            7,184         494,762
Devon Energy Corporation                                  2,464         139,906
Dynegy, Inc.*                                             3,790          15,501
EL Paso Corp.                                             6,381          47,475
EOG Resources Inc.                                        1,225          54,500
Exxon Mobil Corp.                                        69,825       2,944,520
Halliburton Co.                                           4,631         148,007
Kerr-McGee Corp.                                          1,069          55,855
Kinder Morgan, Inc.                                       1,319          81,395
Marathon Oil Corp.                                        3,280         115,259
Nabors Industries Ltd.*                                   1,552          73,487
Occidental Petroleum Corp.                                4,070         180,708
Rowan Companies Inc.*                                     1,121          26,344
Schlumberger Ltd.                                         6,178         398,419
Sunoco Inc.                                                 811          49,877
Transocean Sedco Forex Inc.*                              3,367          99,259
Unocal Corp.                                              2,758         104,804
                                                                   ------------
Total Energy                                                          6,788,456
                                                                   ------------

Manufacturing (5.57%)
Air Products & Chemicals Inc.                             2,398         115,680
Alcoa Inc.                                                9,147         342,738
Allegheny Technologies Inc.                                 854          10,846
American Standard Co.*                                      775          84,444
Applied Materials Inc.*                                  17,553         372,826
Applied Micro Circuits Corp.*                             3,283          21,208
Ball Corp.                                                  595          38,419
Bemis Co.                                                   553          28,247
Boise Cascade Corp.                                         900          30,330
Centex Corp.                                                660          70,488
Citrix Systems Inc.*                                      1,744          36,938
Comverse Technology Inc.*                                 2,034          40,110
Corning Inc.*                                            14,053         176,365
Crane Co.                                                   632          20,312
Dell Inc.*                                               27,042         882,921
Dow Chemical Company                                      9,722         422,615
Du Pont (E.I.) de Nemours & Co.                          10,535         475,023
Eastman Chemical Company                                    810          34,304
Eastman Kodak Co.                                         3,033          86,562
Ecolab Inc.                                               2,721          74,311
EMC Corp-Mass*                                           25,413         363,914
Engelhard Corp.                                           1,318          38,248
Freeport-McMoran Copper & Gold Inc.                       2,068          88,200
Gateway Inc.*                                             3,535          19,195
Georgia-Pacific (Georgia-Pacific Group)                   2,672          85,638
Great Lakes Chemical Corp.                                  530          13,462
Hercules Inc.*                                            1,129          13,435
International Game Tech.                                  3,660         143,618
International Paper Co.                                   5,088         225,195
KB Home                                                     488          35,307
Kimberly-Clark Corp.                                      5,334         345,003
Leggett & Platt Inc.                                      2,023          49,503
Louisiana-Pacific Corp.                                   1,130          27,945
MeadWestvaco Corp.                                        2,112          61,882
Millipore Corp.*                                            523          27,379
Newmont Mining Corp.                                      4,574         198,740
Novellus Systems Inc.*                                    1,616          51,954
Nucor Corp.                                                 826          51,955
Pactiv Corporation*                                       1,663          35,738
Phelps Dodge Corp.*                                         942          81,257
Plum Creek Timber Co. Inc. (REIT)                         1,937          60,454
PPG Industries Inc.                                       1,787         104,879
Praxair Inc.                                              3,420         124,214
Prologis                                                  1,848          61,224
Pulte Corp.                                               1,305          68,852
Rohm & Haas Co.                                           2,354          93,572
Sealed Air Corp.*                                           891          44,416
Sherwin-Williams Co.                                      1,544          54,040
Sigma-Aldrich                                               727          41,563
Temple-Inland Inc.                                          576          37,526
Textron Inc.                                              1,433          79,302
United States Steel Corp.                                 1,085          39,874
Waters Corp.*                                             1,283          47,394
Weyerhaeuser Co.                                          2,329         151,967
Worthington Industries                                      891          15,441
                                                                   ------------
Total Manufacturing                                                   6,346,973
                                                                   ------------
Service (1.57%)
Apollo Group Inc. *                                       1,865         142,020
Automatic Data Processing                                 6,287         266,883
Autonation Inc.*                                          2,900          48,372
Block H & R Inc.                                          1,881         101,668
Cendant Corporation                                      10,725         243,458
Convergys Corp.*                                          1,500          24,390
Equifax Inc.                                              1,482          38,843
First Data Corp.                                          9,483         388,604
Fiserv, Inc.*                                             2,071          79,961
Jabil Circuits, Inc.*                                     2,099          58,730
Mercury Interactive Corp.*                                  950          46,113
Monster Worldwide Inc.*                                   1,196          26,312
Moody's Corp.                                             1,576         105,371
Robert Half Intl.*                                        1,810          40,671
Waste Management Inc.                                     6,154         175,389
                                                                   ------------
Total Service                                                         1,786,785
                                                                   ------------
Technology (18.74%)
ADC Telecommunications Inc.*                              8,684          26,052
Adobe Systems Inc                                         2,467          91,871
Advanced Micro Devices*                                   3,687          55,305
Agilent Technologies Inc.*                                5,021         171,668
Altera Corp.*                                             4,041          89,225
American Power Conversion                                 2,118          47,909
Amgen Inc.*                                              13,626         865,660
Analog Devices Inc.                                       3,880         193,612
Andrew Corp.*                                             1,650          29,403
Apple Computer Inc.*                                      3,834          91,748
Applied Biosystems Group - Applera Corp                   2,220          50,616
AT&T Wireless Services Inc.*                             28,652         389,094
Avaya Inc.*                                               4,387          75,237
Biogen Idec Inc.*                                         3,460         191,857
BMC Software Inc.*                                        2,379          46,628
Boeing Co.                                                8,885         385,342
Broadcom Corp.*                                           3,204         130,018
Chiron Corp.*                                             1,978          96,744
Ciena Corp.*                                              5,025          28,793
Cisco Systems Inc.*                                      72,926       1,684,591
Compuware Corp.*                                          4,039          31,666
Ebay, Inc.*                                               6,826         470,038
Electronic Arts*                                          3,140         148,082
Electronic Data Systems Corp.                             5,089          97,454
Federated Investors Inc.                                  1,148          37,046
General Dynamics Corp.                                    2,089         192,439
Genzyme Corp.*                                            2,372         120,450
Hewlett-Packard Co.                                      32,218         731,671
Honeywell International Inc.                              9,104         319,095
Intel Corp.                                              69,009       2,017,133
International Business Machines Corp.                    18,171       1,753,502
Intuit Inc. *                                             2,101          93,200
JDS Uniphase Corp.*                                      15,107          74,024
King Pharmaceuticals Inc.*                                2,568          49,485
Kla-Tencor Corp.*                                         2,059         108,715
Lexmark International Inc.*                               1,356         111,585
Linear Technology Corp.                                   3,303         132,087
Lockheed Martin Corporation                               4,773         220,894
LSI Logic Corp.*                                          3,960          39,996
Lucent Technologies Inc.*                                44,252         185,416
Maxim Integrated Products                                 3,470         173,188
Micron Technology Inc.*                                   6,477          97,414

S&P 500 INDEX FUND           PORTFOLIO OF INVESTMENTS                 2/29/2004
                              CONTINUED (UNAUDITED)

Company                                                  Shares   Value (Note 1)
-------                                                  ------   --------------
Microsoft Corp.                                         114,211    $  3,026,592
Monsanto Co.                                              2,778          91,785
Motorola Inc.                                            24,584         453,575
National Semiconductor Corp.*                             1,966          77,382
Network Appliance Inc.*                                   3,659          79,254
Nextel Communications Inc.*                              11,623         307,893
Northrop Grumman Corp.                                    1,937         195,850
Novell Inc.*                                              3,947          40,180
Nvidia Corp.*                                             1,724          38,359
Oracle Corporation*                                      55,181         710,731
Parametric Technology Corp.*                              2,859          13,037
Peoplesoft Inc.*                                          3,955          85,349
PerkinElmer Inc.                                          1,321          27,530
Pitney Bowes Inc.                                         2,468         102,052
PMC - Sierra Inc.*                                        1,841          36,636
Qlogic Corp.*                                               993          41,507
Qualcomm Inc.                                             8,460         536,787
Raytheon Company                                          4,411         134,094
Rockwell Collins                                          1,857          60,427
Rockwell International Corp.                              1,951          59,427
Sanmina Corp.*                                            5,438          69,008
Scientific-Atlanta Inc.                                   1,620          53,622
Siebel Systems Inc*                                       5,212          68,069
Solectron Corp.*                                          8,868          56,667
Sun Microsystems Inc.*                                   34,434         183,878
Symantec Corp.*                                           3,247         133,582
Symbol Technologies, Inc.                                 2,467          41,988
Tektronix Inc.                                              880          28,204
Tellabs Inc.*                                             4,380          42,486
Texas Instruments Inc.                                   18,296         560,772
Thomas & Betts Corp.                                        598          12,911
Time Warner Inc.*                                        47,783         824,257
Unisys Corporation*                                       3,471          49,045
United Technologies Corp.                                 4,965         457,326
Veritas Software Corp.*                                   4,533         137,894
Xerox Corp.*                                              8,360         118,210
Xilinx Inc.*                                              3,627         152,479
Yahoo Inc*                                                6,945         308,358
                                                                   ------------
Total Technology                                                     21,363,156
                                                                   ------------
Transportation (1.68%)
Burlington Northern Santa Fe Corp.                        3,908         125,759
CSX Corporation                                           2,259          71,226
Delta Air Lines Inc.                                      1,352          12,141
FedEx Corporation                                         3,159         216,960
Harley-Davidson Inc.                                      3,201         170,037
Janus Capital Group Inc.                                  2,551          43,673
Navistar International*                                     734          34,204
Norfolk Southern Corp.                                    4,107          91,011
Ryder System Inc.                                           677          24,941
Southwest Airlines                                        8,241         113,808
Union Pacific Corp.                                       2,702         171,955
United Parcel Service Inc.                               11,882         839,226
                                                                   ------------
Total Transportation                                                  1,914,941
                                                                   ------------
Utility (5.47%)
Allegheny Power System*                                   1,381          18,215
Alltel Corp.                                              3,301         170,992
Ameren Corporation                                        1,719          81,481
American Electric Power                                   4,178         144,141
AT&T Corp.                                                8,362         167,491
Bellsouth Corporation                                    19,510         537,696
Calpine Corp.*                                            4,357          24,007
Centerpoint Energy Inc.                                   3,217          33,650
CenturyTel Inc.                                           1,518          43,369
Cinergy Corp.                                             1,882          73,756
Citizens Communications Company*                          3,037          40,028
CMS Energy Corp.*                                         1,662          15,290
Consolidated Edison Inc.                                  2,371         104,727
Constellation Energy Group Inc.                           1,772          70,437
Dominion Resources Inc/Va                                 3,430         215,507
DTE Energy Company                                        1,768          71,533
Duke Energy Corp                                          9,602         210,860
Edison International                                      3,462          79,938
Entergy Corp.                                             2,423         143,660
Exelon Corp.                                              3,457         232,103
FirstEnergy Corporation                                   3,496         135,050
FPL Group Inc.                                            1,939         127,295
KeySpan Corporation                                       1,700          64,600
NCR Corporation*                                          1,006          45,029
NI Source, Inc.                                           2,793          60,636
Nicor Inc.                                                  460          16,624
Noble Corp.*                                              1,408          57,165
Peoples Energy Corp.                                        383          17,078
PG&E Corp.*                                               4,388         123,610
PPL Corporation                                           1,866          86,825
Progress Energy Inc.                                      2,597         119,878
Public Service Enterprise Group                           2,495         117,614
SBC Communications Inc.                                  34,985         839,990
Sempra Energy                                             2,396          75,953
Southern Co.                                              7,751         235,010
Sprint Corp. (FON Group)                                  9,523         168,843
Sprint Corp. (PCS Group)*                                10,923          98,307
Teco Energy, Inc.                                         1,982          29,869
TXU Corporation                                           3,413          96,008
Verizon Communications                                   29,159       1,117,664
Williams Cos. Inc.                                        5,523          52,307
XCEL Energy Inc.                                          4,198          73,339
                                                                   ------------
Total Utility                                                         6,237,575
                                                                   ------------
Total Common Stock (Cost $95,069,702)                               111,896,388
                                                                   ------------

       Par Value
       ---------
Short-Term Investments (1.69%)
       $   700,000        United States Treasury Bills 0.87% 03/18/04 (b)          699,712
           612,712        First American Prime Obligation Fund                     612,712
           612,712        First American Government Obligation Fund                612,712
                                                                              ------------
Total Short-Term Investments (Cost $1,925,136)                                   1,925,136
                                                                              ------------
                          Total Investments (Cost $96,994,838)(a) (99.85%)     113,821,524
                          Other Net Assets (0.15%)                                 166,906
                                                                              ------------
                          Net Assets (100.00%)                                $113,988,430
                                                                              ============

----------
* Non-Income Producing Security

(a) Aggregate cost for federal income tax purposes is $96,994,838. At February 29, 2004, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

                          Unrealized appreciation                             $ 27,651,186
                          Unrealized depreciation                              (10,824,500)
                                                                              ------------
                          Net unrealized appreciation                         $ 16,826,686
                                                                              ============

S&P 500 INDEX FUND             PORTFOLIO OF INVESTMENTS                2/29/2004
                                CONTINUED (UNAUDITED)

(b) At February 29, 2004, certain United States Treasury Bills with a market value of $399,792 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at February 29, 2004: (Contracts-$250 times premium/delivery month/commitment)

                                                                    Unrealized
                                                                   Appreciation
                                                                   ------------
     S&P 500 Index:
     7 Mar 04/Long                                                  $   26,519
                                                                    ==========

                 See accompanying notes to financial statements

S&P MIDCAP INDEX FUND       PORTFOLIO OF INVESTMENTS                  2/29/2004
                                   (UNAUDITED)

Company                                                  Shares   Value (Note 1)
-------                                                  ------   --------------
Common Stock (95.17%)
Banking & Financial Service (19.80%)
Allmerica Financial Corp.*                                6,557    $    241,822
AMB Property Corp.                                        9,500         336,490
American Fin. Group, Inc.                                 8,106         243,828
Americredit Corp.*                                       18,639         354,514
AmerUs Group Co.                                          4,470         174,241
Associated Banc Corp.                                     8,806         390,898
Astoria Financial Corp.                                   9,477         382,302
Bank of Hawaii Corp.                                      7,048         321,671
Banknorth Group Inc.                                     18,668         622,204
Brown & Brown Inc.                                        8,000         295,200
Certegy Inc.                                              7,612         260,102
Charles River Laboratories International Inc.*            5,200         223,912
Check Free Holding Corp.*                                 9,745         282,897
City National Corp.                                       5,788         359,782
Commerce Bank Corp.                                       8,936         542,147
Compass Bancshares, Inc.                                 14,792         615,051
Cullen/Frost Bankers, Inc.                                5,790         245,612
Duquesne Light Holdings Inc.                              8,955         178,473
E Trade*                                                 41,938         600,133
Eaton Vance Corp.                                         8,806         339,031
Edwards AG                                                9,188         351,441
Everest Re Holdings                                       6,360         555,800
Fidelity National Fin., Inc.                             19,292         754,510
First American Finl.Corp.                                 9,264         283,015
FirstMerit Corp.                                          9,724         257,880
Gallagher, Arthur J. & Co.                               10,291         346,292
Gartner Group, Inc. Cl B*                                 9,315         102,744
Gartner Inc.*                                             5,827          65,845
Greater Bay Bancorp                                       6,126         168,833
Greenpoint Fin. Corp.                                    16,849         734,953
HCC Insurance Holdings Inc.                               7,603         246,261
Hibernia Bank                                            18,146         430,786
Highwoods Properties Inc.                                 5,952         153,383
Horace Mann Educators                                     5,085          76,987
Hospitality Properties Trust                              6,943         302,021
Independence Community Bank                               6,539         258,748
IndyMac Bancorp Inc.                                      6,377         224,470
Investment Tech. Group, Inc.*                             5,920          85,722
Investors Financial Services Corp.                        7,880         346,956
LaBranche & Co Inc.                                       6,641          68,336
Legg Mason, Inc.                                          7,861         741,607
Liberty Property Trust                                    9,458         399,884
M&T Bank Corporation                                     14,276       1,371,210
Mack-Cali Realty Corp.                                    6,600         280,896
Mercantile Bankshares Corp.                               9,493         427,850
Mony Group Inc.*                                          6,040         190,260
National Commerce Financial Corp.                        23,729         694,073
New Plan Excel Realty Trust                              11,617         301,693
New York Community Bancorp Inc.                          31,096       1,092,092
Ohio Causualty Corp.*                                     7,247         139,287
Old Republic                                             20,923         493,783
Protective Life Corp.                                     8,518         324,025
Provident Financial Group                                 6,197         248,314
Radian Group Inc.                                        11,390         497,743
Raymond James Fncl. Corp.                                 5,459         208,643
RSA Security Inc.*                                        7,178         119,370
SEI Investments Co.                                      12,213         436,126
Silicon Valley Bancshares*                                4,120         141,110
Sovereign Bancorp, Inc.                                  34,870         772,371
Stancorp Financial Group                                  3,727         245,796
TCF Financial Corp.                                       8,525         443,130
The PMI Group, Inc.                                      11,200         443,520
United Dominion Realty Trust Inc.                        14,321         270,237
Unitron, Inc.                                             8,487         367,911
Waddell & Reed Financial, Inc.                            9,900         256,806
Washington Federal Inc.                                   8,636         224,191
West America Bancorp.                                     3,868         194,406
Wilmington Trust Corp.                                    7,574         282,813
WR Berkley Corp.                                          9,600         399,840
                                                                   ------------
Total Banking & Financial Service                                    24,834,280
                                                                   ------------
Captial Good (5.77%)
AGCO Corp.*                                               8,696         162,180
Ametek, Inc.                                              4,428         219,850
Borg-Warner Automotive                                    3,298         297,480
Credence Systems Corp*                                    7,209          81,822
Dycom Industries*                                         5,718         148,211
Federal Signal                                            5,772         108,802
Flowserve Corp.*                                          5,630         122,340
Graco, Inc.                                               5,135         218,032
Hubbell, Inc. Cl. B                                       7,280         289,016
Integrated Device Tech.*                                 11,249         185,496
International Rectifier Corp.*                            7,566         349,247
Intersil Corp                                            15,836         373,571
Jacobs Engineering Group*                                 6,888         303,967
L-3 Communications Holdings                              11,507         615,855
Modine Manufacturing Co.                                  4,344         123,587
Packaging Corporation Of America                         12,073         284,440
Plexus Corp.*                                             4,613          88,385
Rayonier, Inc.                                            5,012         215,817
Republic Services Inc.                                   18,916         496,356
SPX Corp.                                                 9,147         384,174
Tecumseh Prod. Co. Cl. A                                  2,522         113,566
Trinity Industries                                        5,350         155,685
Varian Medical Systems Inc.*                              7,920         663,221
Vishay Intertech., Inc.*                                 18,563         417,853
York Intl. Corp. New Com.                                 4,738         176,870
Donaldson Co. Inc.                                        5,042         287,545
Stericycle Inc.*                                          4,700         217,328
Varian Inc.*                                              3,900         155,649
                                                                   ------------
Total Capital Good                                                    7,256,345
                                                                   ------------
Consumer Cyclical (7.99%)
Abercrombie & Fitch                                      11,219         353,735
Bandag Inc.                                               2,365         113,757
Barnes & Noble, Inc.*                                     7,474         260,843
BJ'S Wholesale Club*                                      8,290         196,888
Cabot Microelectronics Corp.*                             2,776         123,671

S&P MIDCAP INDEX FUND        PORTFOLIO OF INVESTMENTS                 2/29/2004
                              CONTINUED (UNAUDITED)

Company                                                  Shares   Value (Note 1)
-------                                                  ------   --------------
Callaway Golf Co.                                         9,890    $    184,646
Carlisle Cos., Inc.                                       4,050         230,648
Carmax Inc.*                                             11,900         404,600
Chico's FAS Inc.*                                         9,800         418,950
Claire's Stores, Inc.                                    11,406         230,629
Copart Inc.*                                              9,479         186,168
D.R. Horton, Inc.                                        27,852         885,415
Dollar Tree Stores Inc.*                                 13,176         407,138
Fastenal Co.                                              8,728         422,872
Furniture Brands Intl. Inc.                               6,726         220,949
Gentex Corp.                                              8,966         365,454
Lear Corp.                                                8,019         494,211
Martin Marietta Materials                                 5,770         283,249
Michaels Stores, Inc.                                     8,242         395,946
Mohawk Inds.*                                             7,706         641,910
Neiman-Marcus Group, Inc.                                 6,051         341,760
O'Reilly Automotive, Inc.*                                6,054         245,974
Payless Shoesource*                                       8,421         112,420
Petsmart Inc.                                            16,000         434,240
Pier 1 Imports, Inc.                                     11,355         265,821
Rent-A-Center Inc.*                                       9,215         299,580
Superior Industries                                       3,175         108,585
Teleflex, Inc.                                            4,884         251,868
The Timberland Co.*                                       4,232         261,284
UNIFI, Inc.*                                              6,208          29,302
VISX, Inc.*                                               6,630         120,998
Webster Financial Corp.                                   5,888         296,461
William Sonoma, Inc.*                                    13,482         431,289
                                                                   ------------
Total Consumer Cyclical                                              10,021,261
                                                                   ------------
Consumer Non-Durable (23.77%)
99 Cents Only Stores*                                     8,797         227,402
Activision Inc.*                                         10,324         216,907
AdvancePCS*                                              10,987         758,103
American Eagle Outfitters*                                8,205         200,120
Apogent Technologies Inc.*                               11,482         323,792
Applebee's Intl., Inc.                                    6,400         261,824
Appria Healthcare Group*                                  6,985         218,351
Banta Corp.                                               2,890         128,200
Barr Laboratories Inc.*                                   7,965         616,571
Belo (A.H.) Corp. Sr. A                                  13,702         382,286
Bisys Group Inc.*                                        14,846         262,032
Bob Evans Farms                                           4,682         158,392
Boyd Gaming Corp.                                         7,178         146,288
Brinker International*                                   11,156         419,800
Brink's Co./The                                           6,662         176,410
Caesars Entertainment Inc.*                              36,719         451,644
Catalina Marketing Corp.*                                 6,784         118,516
CBRL Group Inc.                                           5,748         218,309
Ceridian Corp.*                                          17,103         323,760
Cheesecake Factory*                                       6,098         288,009
Church and Dwight                                         4,797         199,939
Colonial Bancgroup Inc                                   14,248         262,591
Community Health Systems Inc.*                           11,400         319,770
Constellation Brands Inc.*                               12,467         395,204
Covance, Inc.*                                            7,889         236,670
Coventry Health Care, Inc.*                              10,350         450,950
Dentsply Intl., Inc.                                      9,030         395,604
Devrey, Inc.*                                             9,126         271,225
Dial Corp.                                               11,516         330,970
Dun & Bradstreet Corp.*                                   8,630         459,289
Education Management Corp.*                               7,938         254,095
Edwards Lifesciences Corp.*                               7,752         249,614
Emmis Communications Corp.*                               6,332         160,200
Energizer Holdings, Inc.*                                10,087         470,760
Entercom Communications Corp.*                            5,863         270,636
Extended Stay America Inc.                               11,291         175,462
First Health Group Corp.*                                10,978         232,514
Gilead Services, Inc.*                                   24,035       1,302,937
Glatfelter (P.H.) Co.                                     5,596          65,193
Gtech Holdings Corp.                                      6,572         385,974
Harte Hanks, Inc.                                        11,202         248,124
Health Net Inc.*                                         13,369         368,984
Henry Schein Inc.*                                        5,196         371,514
Hon Inds.                                                 6,909         260,953
Hormel Foods Corp.                                       17,124         474,677
Int'l Speedway Corp.                                      6,500         290,225
Interstate Bakeries Corp.                                 5,815          87,225
IVAX Corp.*                                              23,358         519,949
JM Smucker Co/The                                         5,969         301,912
Krispy Kreme Doughnuts Inc.*                              6,600         253,836
Lancaster Colony Corp.                                    4,163         176,470
Lee Enterprises                                           5,316         239,698
LifePoint Hospitals Inc*                                  4,889         163,782
Lincare Holdings Inc.*                                   12,212         394,936
Longs Drug Stores Inc.                                    4,644          97,013
Mandalay Resorts Co.                                      6,893         354,300
Media General, Inc. Cl. A                                 2,661         172,433
Miller (Herman), Inc.                                     8,507         238,536
Millinium Pharmeceuticals*                               35,646         634,855
MPS Group Inc.*                                          11,672         113,802
Mylan Laboratories                                       31,831         748,029
Noble Energy Inc                                          7,178         335,787
NSTAR- W/I                                                6,089         311,452
Omnicare, Inc.                                           12,081         556,451
Outback Steakhouse, Inc.                                  8,746         423,219
Oxford Health Plans                                       9,636         462,143
Pacific Health Systems*                                   9,868         352,288
Patterson Dental Co.*                                     8,281         561,203
PepsiAmericas Inc.                                       17,198         329,858
Perrigo Co.                                               8,921         174,316
Pharmaceutical Resources Inc.*                            3,800         237,082
Price Communications Corp.*                               6,829         103,391
Readers Digest Assoc.                                    11,806         159,381
Ross Store, Inc.                                         17,968         575,874
Ruby Tuesday, Inc.                                        7,400         234,432
Ruddick Corp.                                             5,696         113,863
Saks Holding, Inc.*                                      16,520         287,778
Sensient Technologies Corp.                               6,127         121,008
Sepracor Inc. *                                          10,102         287,099
Six Flags, Inc.*                                         10,999          81,503
Smithfield Foods, Inc.*                                  12,630         323,075
Steris Corp.*                                             8,728         219,858
Teva Pharmaceutical Industries Ltd.                       2,573         167,245
Tootsie Roll Industries                                   6,935         258,328
Triad Hospitals Inc.*                                     8,774         309,634
Tyson Foods, Inc. Cl. A                                  40,638         645,331
Universal Corp.                                           2,938         148,134
Universal Hlth Srvs-B                                     6,984         376,647
Valassis Communications*                                  6,023         183,400
Valeant Pharmaceuticals International                    10,028         219,914
Vertex Pharmaceuticals Inc.*                              8,356          94,256
Viad Corp.                                               10,201         249,414
Washington Post, Class B                                  1,138       1,019,307
Westwood One, Inc.*                                      12,221         377,629
Whole Foods Market, Inc.                                  7,096         548,876
                                                                   ------------
Total Consumer Non-Durable                                           29,816,884
                                                                   ------------
Energy (5.55%)
Ensco Intl., Inc.                                        17,888         525,371
Equitable Resources Inc.                                  7,098         305,853
Grant Prideco, Inc.*                                     12,930         196,148
Hanover Compressor Co.*                                   7,860          95,263
Helmerich & Payne                                         6,434         191,218
Murphy Oil Corp.                                         10,730         673,093
National Fuel Gas Co.                                     9,539         241,337
Patterson-UTI Energy Inc.*                                9,914         359,680
Pioneer Nat. Resources*                                  14,057         451,511
Pride International Inc.*                                16,131         276,485
Questar                                                   9,899         354,879
Sequa Corp.                                               1,200          62,472
Smith International, Inc.*                               12,358         626,180

S&P MIDCAP INDEX FUND        PORTFOLIO OF INVESTMENTS                 2/29/2004
                              CONTINUED (UNAUDITED)

Company                                                  Shares   Value (Note 1)
-------                                                  ------   --------------
Tidewater, Inc.                                           6,961    $    231,314
Valero Energy Corp.                                      13,419         805,140
Weatherford International Ltd.*                          15,678         702,374
Western Gas Resources Inc                                 4,227         207,208
XTO Energy Inc.                                          21,923         654,182
                                                                   ------------
Total Energy                                                          6,959,708
                                                                   ------------
Manufacturing (9.91%)
Advanced Fibre Communication*                             9,295         227,913
Airgas, Inc.                                              8,422         174,757
Albemarle Corp.                                           4,807         135,798
Arch Coal Inc                                             6,732         197,113
Avocent Corp.*                                            5,203         201,200
Bowater, Inc.                                             6,537         300,048
Cabot Corp.                                               7,129         246,663
Carpenter Technology                                      2,622          89,568
CDW Corp.                                                 9,734         673,398
Coach Inc.*                                              21,669         858,742
Cooper Cameron Corp.*                                     6,539         289,155
Crompton & Knowles Corp.                                 13,203          98,494
Cytec Inds.                                               4,803         167,096
Dean Foods Co.*                                          18,494         671,517
Ferro Corp.                                               4,724         122,824
FMC Corp.*                                                3,962         148,575
FMC Technologies Inc.*                                    8,426         221,604
Harsco Corp.                                              4,726         214,702
Hillenbrand Industries                                    7,155         472,588
Hovnanian Enterprises Inc.*                               3,364         271,441
IMC Global, Inc.                                         14,055         158,822
Kemet Corp.*                                             10,913         160,639
Kennametal, Inc.                                          3,729         161,876
Lam Research Corp.*                                      14,994         383,397
Lennar Corp.                                             18,806         929,957
Longview Fibre Co.                                        7,028          91,223
Lubrizol Corp.                                            5,928         185,309
Lyondell Petrochemical                                   20,718         368,988
Macromedia, Inc.*                                         7,732         158,506
McData Corp.*                                            14,037         113,138
Minerals Technology, Inc.                                 2,399         130,578
National-Oilwell Inc.*                                   10,144         301,378
Nordson Corp.                                             4,332         157,988
Olin Corporation                                          6,294         114,299
Peabody Energy Corp.                                      6,000         256,800
Pentair, Inc.                                             5,976         322,764
Plantronics Inc.*                                         5,006         199,840
Pogo Producing Co.                                        7,100         322,127
Potlatch Corp.                                            3,818         161,883
Quantum Corp.*                                           18,340          70,609
RPM, Inc. Ohio                                           13,466         218,688
Scotts Company Class A*                                   3,564         224,710
Sonoco Products, Inc.                                    12,045         300,523
Storage Tech. Corp.*                                     12,416         364,658
Toll Bros., Inc.*                                         8,714         382,545
Valspar Corp.                                             5,992         298,821
Wausau Paper Mills Co.                                    7,604         103,110
                                                                   ------------
Total Manufacturing                                                  12,426,372
                                                                   ------------
Service (2.32%)
Alexander & Baldwin, Inc.                                 5,542         188,151
Career Education Corp.*                                  11,833         591,532
Corinthian Colleges Inc*                                  5,000         300,750
Forest Oil Corp.*                                         5,920         153,624
Kelly Services, Inc. Cl. A                                4,702         139,508
ManPower, Inc.                                            9,550         427,363
Newport Corp.*                                            3,800          66,614
Rollins, Inc.                                             5,366         124,652
Scholastic Corp.*                                         4,258         136,469
Sotheby's*                                                7,499         108,136
Tech Data Corp. *                                         6,981         282,521
United Rentals Inc.*                                      8,860         155,404
Varco Intl., Inc.*                                       11,640         231,869
                                                                   ------------
Total Service                                                         2,906,593
                                                                   ------------
Technology (11.98%)
3COM Corp.*                                              42,705         298,935
Adtran, Inc.                                              8,682         282,686
Advent Software Inc*                                      3,469          59,493
Affiliated Computer Svcs.*                               15,847         764,776
Arrow Electronics, Inc.*                                 12,282         302,137
Arvin Inds., Inc.                                         7,997         180,412
Ascential Software Corp.*                                 7,855         177,209
Atmel Corp.*                                             52,903         366,089
Avnet, Inc.*                                             14,332         337,519
Axiom Corp.                                              10,782         210,033
Beckman Coulter, Inc.                                     7,120         374,370
Borders Group                                             9,246         221,904
Cadence Design Sys., Inc.*                               31,320         483,268
Choicepoint Inc.*                                         9,920         373,587
Commscope, Inc.*                                          6,534         116,240
Cree Inc.*                                                9,273         222,088
CSG Systems International, Inc.*                          5,679          79,506
Cypress Semiconductor*                                   14,105         304,386
Cytyc Corporation*                                       14,458         238,268
Diebold                                                   8,310         437,854
DST Systems, Inc.*                                       13,774         616,524
Fair Issac & Co, Inc.                                     5,700         339,948
Fairchild Semiconductor International Inc.*              13,989         360,916
Granite Construction, Inc.                                5,496         133,278
Harris Corp.                                              8,432         398,412
Henry (Jack) & Associates                                10,167         188,598
Imation Corp.                                             4,072         143,742
Integrated Circuit Systems Inc.*                          7,814         215,198
Internet Security Systems*                                5,822         103,108
Keane, Inc.*                                              7,616         112,869
Korn/Ferry International*                                 4,213          52,283
Lattice Semiconductor Corp.*                             13,634         140,839
Leucadia National Corp.                                   8,450         439,400
LTX Corp.*                                                5,330          82,562
Macrovision Corp.*                                        5,453         106,443
Mentor Graphics*                                          8,504         142,782
Microchip Tech                                           24,309         692,807
National Instruments Corp.                                9,774         337,789
Network Associates, Inc.*                                18,706         328,103
Polycom*                                                 12,760         281,613
Powerwave Technologies, Inc.*                             8,112          80,065
Precision Castparts                                       6,576         296,906
Protein Design Labs Inc.*                                 9,656         231,744
Quanta Services, Inc.*                                   13,947         119,944
Retek, Inc.*                                              5,488          45,880
Reynolds & Reynolds Class A                               7,765         216,799
RF Micro Devices Inc.*                                   22,021         204,575
Sandisk Corp.*                                           18,574         471,037
Semtech Corp.*                                            8,749         211,026
Silicon Laboratories Inc.*                                5,700         321,309
Sybase, Inc.*                                            10,908         234,631
Sylvan Learning Systems, Inc.*                            4,683         144,705
Synopsys, Inc.*                                          18,541         546,589
Titan Corp.*                                              9,600         202,080
Transaction Systems Archit A*                             4,586          82,502
Triquint Semiconductor*                                  13,659         109,272
Wind River Systems*                                       8,852          86,661
Zebra Tech CL A*                                          5,306         379,273
                                                                   ------------
Total Technology                                                     15,032,972
                                                                   ------------
Transportation (2.25%)
Alaska Airgroup, Inc.*                                    3,280          84,427
C.H. Robinson Worldwide, Inc.                            10,193         403,745
CNF Transportation, Inc.                                  5,973         198,602
EGL Inc.*                                                 5,272          84,299
Expeditors International Washington Inc.                 12,489         481,326
Gatx Corp.                                                6,261         147,259
Hunt (J.B.)*                                              9,886         270,876
JetBlue Airways Corp.*                                   11,398         271,272
Overseas Shipholding Grp.                                 4,244         152,360

S&P MIDCAP INDEX FUND       PORTFOLIO OF INVESTMENTS                  2/29/2004
                             CONTINUED (UNAUDITED)

Company                                                 Shares   Value (Note 1)
-------                                                 ------   --------------
Swift Transportation, Inc. *                             10,200    $    219,300
Werner Enterprises, Inc.                                  9,250         176,398
                                                                   ------------
Total Transportation                                                  2,819,722
                                                                   ------------
Utility (5.83%)
AGL Resources                                             6,867         196,946
Allete                                                    9,958         321,843
Alliant Energy                                           13,160         338,870
Aqua America Inc.                                         9,750         210,698
Aquila Inc*                                              23,435          92,568
Black Hills Corp.                                         3,149          96,359
Blyth Industries, Inc.                                    5,864         199,083
Cincinnati Bell Inc.*                                    29,182         150,287
DPL Inc.                                                 15,981         319,620
Energy East Corporation                                  16,749         404,656
Great Plains Energy Inc.                                  8,336         288,842
Hawaiian Electric Inds.                                   4,090         216,566
Idacorp Inc.                                              4,559         142,469
MDU Resources Group Inc                                  13,535         313,606
Micrel, Inc.*                                            11,204         168,284
Northeast Utilities                                      16,910         325,348
OGE Energy Corp.                                         10,156         261,517
Oneok Inc.                                                9,690         215,215
Pepco Holdings Inc.                                      20,408         433,670
PNM Resources Inc.                                        4,907         149,467
Puget Energy Inc.                                        11,084         249,390
SCANA Corp.                                              13,216         462,428
Sierra Pacific Resources*                                14,061         113,332
Telephone & Data                                          6,809         490,588
Vectren Corp.                                             8,089         201,497
Westar Energy Inc.                                        8,985         172,961
WGL Holdings Inc.                                         5,550         160,839
Wisc. Energy Corp.                                       13,382         432,506
WPS Resources Corp.                                       3,916         186,202
                                                                   ------------
Total Utility                                                         7,315,657
                                                                   ------------
Total Common Stock (Cost $90,189,697)                               119,389,794
                                                                   ------------

       Par Value
       ---------
Short-Term Investments (4.72%)
       $   300,000        United States Treasury Bills (0.87%) 03/18/04 (b)          299,877
         2,813,178        First American Prime Obligation Fund                     2,813,178
         2,813,178        First American Government Obligation Fund                2,813,178
                                                                               -------------
Total Short-Term Investments (Cost $5,926,233)                                     5,926,233
                                                                               -------------
                          Total Investments (Cost $96,115,930)(a) (99.89%)       125,316,027
                          Other Net Assets (0.11%)                                   137,735
                                                                               -------------
                          Net Assets (100.00%)                                 $ 125,453,762
                                                                               =============

----------
* Non-Income Producing Security

(a)  Aggregate cost for federal income tax purposes is $96,115,930. At February
     29, 2004, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

                          Unrealized appreciation                              $  35,180,700
                          Unrealized depreciation                                 (5,980,603)
                                                                               -------------
                          Net unrealized appreciation                          $  29,200,097
                                                                               =============

(b) At February 29, 2004, certain United States Treasury Bills with a market value of $299,844 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at February 29, 2004: (Contracts-$500 times premium/delivery month/commitment)

                                                                                 Unrealized
                                                                                Appreciation
                                                                               -------------
     S&P MidCap 400 Index:
     20 Mar 04/Long                                                            $     196,480
                                                                               =============

                 See accompanying notes to financial statements

S&P SMALLCAP INDEX FUND      PORTFOLIO OF INVESTMENTS                 2/29/2004
                                   (UNAUDITED)

Company                                                  Shares   Value (Note 1)
-------                                                  ------   --------------
Common Stock (94.16%)
Banking & Financial Service (13.61%)
Anchor Bancorp WI, Inc.                                   1,149        $ 30,092
Bankunited Financial Corp.*                               1,374          37,881
Boston Private Financial Holdings Inc.                    1,170          31,754
Brookline Bancorp Inc.                                    2,825          44,494
Capital Automotive REIT                                   1,653          56,433
Cash American Intl., Inc.                                 1,344          30,428
Chittenden Corp.                                          1,694          55,868
Coinstar Inc.*                                            1,000          18,070
Colonial Properties Trust                                 1,204          48,136
Commercial Federal Corp.                                  2,035          57,061
Community First Bankshares                                1,814          51,463
Delphi Financial Group, Inc.                              1,429          55,702
Dime Community Bancshares                                 1,179          37,174
Downey Financial Corp.                                    1,296          69,764
East-West Bancorp Inc.                                    1,117          59,369
Essex Property Trust Inc.                                 1,094          68,889
Financial Federal Corp.*                                    859          29,593
First Midwest Bancorp Inc./IL                             2,187          73,702
First Republic Bank                                         675          27,115
Firstbank Puerto Rico                                     1,857          78,830
Firstfed Financial Corp*                                    795          34,503
Flagstar Bancorp Inc.                                     2,790          72,122
Fremont General Corp.                                     3,517          78,957
Gables Residential Trust                                  1,368          47,989
Glenborough Realty Trust Inc                              1,290          27,090
Gold Banc Corp Inc.                                       1,895          30,699
Hudson United Bancorp                                     2,083          81,320
Irwin Financial Corp.                                     1,298          38,356
Jefferies Group, Inc.                                     2,540          93,980
Kilroy Realty Corp                                        1,347          44,990
Landamerica Financial Group Inc.                            864          40,435
Lexington Corporate Properties Trust                      1,948          41,376
Macdermid, Inc.                                           1,437          54,606
MAF Bancorp, Inc.                                         1,585          70,453

S&P SMALLCAP INDEX FUND      PORTFOLIO OF INVESTMENTS                 2/29/2004
                              CONTINUED (UNAUDITED)

   Company                                               Shares   Value (Note 1)
   -------                                               ------   --------------
Mercury Computer Systems Inc.*                            1,010    $     29,573
Moog Inc.*                                                1,240          44,553
NCO Group, Inc.*                                          1,202          26,528
New Century Financial Corp.                               1,692          82,908
Oshkosh Truck Corp.                                       1,681          98,927
Philadelphia Consolidated Holding Co.*                    1,015          60,474
Piper Jaffray Cos.*                                         926          47,708
Presidential Life Corp.                                   1,361          20,048
PRG-Schultz International Inc.*                           2,943          12,831
Provident Bankshares Corp.                                1,175          38,716
Rewards Network Inc.*                                     1,161          12,829
Riggs Natl Corp.                                          1,308          22,210
RLI Corp.                                                 1,166          46,640
Scpie Holdings Inc.                                         473           3,855
Seacoast Financial Services Corp.                         1,218          41,887
Selective Insurance Group                                 1,253          46,236
Shurgard Storage Centers Inc.                             2,087          77,741
South Financial Group Inc. (The)                          2,834          87,344
Southwest Bancorp Of Texas                                1,583          61,864
Staten Island Bancorp Inc.                                2,830          68,826
Sterling Bancshares Inc./Tx                               2,051          27,873
Stewart Information Services Corp.                          831          30,332
SWS Group Inc.                                              787          13,867
Trustco Bank Corp. NY                                     3,577          48,540
UCBH Holdings Inc.                                        2,085          81,315
UICI*                                                     2,203          30,049
Umpqua Holdings Corp.                                     1,364          27,989
United Bankshares Inc.                                    2,112          65,472
Whitney Holding Co.                                       1,872          80,331
Wintrust Financial Corp.                                    946          45,503
Zenith Ntnl. Ins. Corp.                                     880          35,250
                                                                   ------------
Total Banking & Financial Service                                     3,136,913
                                                                   ------------
Capital Good (6.88%)
Aeroflex Inc.*                                            3,060          42,901
Agilysys Inc.                                             1,491          19,838
Albany Intl. Corp. Cl A                                   1,599          51,040
Applied Industrial Tech.                                    880          18,304
Astec Industries Inc.*                                      914          12,138
Audiovox Corp.*                                           1,050          17,283
Belden, Inc.                                              1,179          23,321
Benchmark Elec. Inc.*                                     1,953          67,984
Briggs & Stratton                                         1,064          72,724
Brooks Automation Inc.*                                   2,080          44,034
Cable Design Tech.*                                       2,078          20,261
CDI Corp.                                                   903          26,006
CTS Corp.                                                 1,721          24,662
Cymer Inc.*                                               1,690          65,133
EMCOR Group Inc.*                                           696          26,065
Exar Corp.*                                               1,952          34,746
Gardner Denver, Inc.*                                       773          22,494
Ionics, Inc.*                                               818          22,740
JLG Industries, Inc.                                      1,996          26,786
Lawson Products                                             456          15,627
Lindsay Manufacturing Co.                                   549          14,164
Manitowoc Company, Inc.                                   1,276          39,556
Massey Energy Co.                                         3,495          73,640
Milacron Inc.                                             1,672           4,732
PAXAR Corp.*                                              1,812          25,223
Polaris Industries, Inc.                                  1,060          89,771
Radisys Corp.*                                              829          17,003
Robbins & Myers                                             666          13,520
Shaw Group Inc. (The)*                                    2,920          35,157
Steel Dynamics Inc.*                                      2,216          53,738
Stewart & Stevenson Svcs.                                 1,326          18,471
Technitrol *                                              1,865          34,241
Timken Co.                                                4,279          94,052
Trimble Navigation Ltd.*                                  1,514          50,174
Triumph Group Inc.*                                         735          24,586
Ultimate Electronics Inc.*                                  680           4,971
Unisource Energy Corp.                                    1,562          38,035
URS Corp.*                                                1,511          46,237
Varian Semiconductor Equipment*                           1,719          70,118
Vicor Corp.*                                              1,940          24,541
Wabash Natl. Corp.*                                       1,553          44,183
Waste Connections Inc.*                                   1,319          49,700
Watts Industries Inc.                                     1,517          35,103
Woodward Governor Co.                                       517          31,412
                                                                   ------------
Total Capital Good                                                    1,586,415
                                                                   ------------
Consumer Cyclical (10.75%)
ABM Industries, Inc.                                      2,284          41,249
Apogee Enterprises, Inc.                                  1,275          16,078
Aptargroup, Inc.                                          1,780          72,001
Brown Shoe Company Inc.                                     866          34,112
Burlington Coat Factory Wrhs                              2,067          39,583
Cascade Natural Gas Corp.                                   520          11,112
Cato Corp New CL A                                          975          20,348
Christopher & Banks Corporation                           1,875          34,931
Clarcor, Inc.                                             1,162          50,140
Coachmen Industries Inc.                                    746          12,316
Cost Plus Inc. /California*                               1,048          40,600
Department 56*                                              632           8,854
Dress Barn, Inc. (The)*                                   1,408          23,837
Dupont Photomasks Inc.*                                     838          18,620
ElkCorp                                                     906          24,553
Enesco Group Inc.*                                          652           6,813
Fedders Corp.                                             1,460           9,782
Fred's Inc.                                               1,807          50,343
G & K Services Inc., CL A                                   962          34,959
Griffon Corp.*                                            1,420          31,922
Group 1 Automotive Inc.*                                  1,057          38,475
Haggar Corp.                                                300           5,940
Hancock Fabrics Inc /DE                                     863          14,542
Haverty Furniture Cos Inc.                                1,018          21,714
HOT Topic Inc.*                                           2,194          63,692
Imagistics International Inc.*                              812          36,499
Interface, Inc.*                                          2,381          17,953
Jakks Pacific Inc.*                                       1,204          17,446
Jo-Ann Stores Inc.*                                       1,070          28,762
Kellwood Co.                                              1,231          51,653
K-Swiss Inc                                               1,638          39,394
Lennox Intl Inc.                                          2,720          50,619
Linens `N Things*                                         2,240          75,936
Marcus Corp.                                              1,435          25,098
MDC Holdings Inc.                                         1,347          94,869
Meritage Corp.*                                             630          46,670
Midas Inc.*                                                 700          12,131
Monaco Coach Corp.                                        1,348          38,418
Movie Gallery Inc.                                        1,508          30,160
National Presto Industries                                  327          12,603
NVR Inc.*                                                   340         157,250
Oshkosh B Gosh                                              590          12,986
Oxford Industries, Inc.                                     776          34,105
Pacific Sunwear of Cal*                                   3,604          86,388
PEP Boys-Manny Moe & Jack                                 2,501          58,999
PolyMedica Corporation                                    1,180          29,984
Prime Hospitality Corp.*                                  2,076          22,192
Quiksilver Inc.*                                          2,552          50,070
Reliance Steel & Alum.                                    1,539          48,386
Russell Corp.                                             1,506          26,415
Salton Inc.*                                                537           5,467
School Specialty Inc.*                                      870          29,580
Shopko Stores, Inc.*                                      1,351          20,630
Skyline Corp.                                               400          16,204
Smith (A.O.) Corp.                                        1,352          42,047
Stein Mart, Inc.*                                         1,933          21,321
Texas Industries, Inc.                                      978          34,836
The Ryland Group, Inc.                                    1,154          98,921
The Toro Co.                                              1,140          62,757
Thor Industries Inc.                                      2,654          78,797
Too Inc.*                                                 1,593          30,554
Tower Automotive Inc.*                                    2,705          16,419
Tractor Supply Co.*                                       1,729          74,036

S&P SMALLCAP INDEX FUND     PORTFOLIO OF INVESTMENTS                  2/29/2004
                              CONTINUED (UNAUDITED)

Company                                                  Shares   Value (Note 1)
-------                                                  ------   --------------
Winnebago Industries                                        850    $     56,772
Wolverine World Wide, Inc.                                1,860          43,804
X-Rite, Inc.                                                987          14,479
                                                                   ------------
Total Consumer Cyclical                                               2,478,126
                                                                   ------------
Consumer Non-Durable (21.69%)
4 Kids Entertainment Inc.*                                  613          16,410
Aaron Rents Inc.                                          1,518          35,673
Accredo Health Inc.*                                      2,217          79,125
Action Performance Cos Inc.                                 824          11,248
Advanced Marketing Services                                 884           9,565
Advanced Medical Optics Inc.*                             1,350          31,050
Advo, Inc.                                                1,389          44,879
American Italian Pasta Company*                             860          35,002
American Medical Systems Holdings Inc.*                   1,529          43,041
AMERIGROUP Corp.*                                         1,169          49,589
Angelica Corp.                                              425          10,051
Ann Taylor*                                               2,174          99,569
Arbitron Inc*                                             1,399          58,226
Argosy Gaming Co*                                         1,408          43,564
Aztar Corp.*                                              1,609          35,929
Bally Total Fitness Holding*                              1,577           9,667
Bowne & Co. Inc.                                          1,582          25,628
Casey's General Stores                                    2,311          39,518
CEC Entertainment, Inc.*                                  1,195          65,211
Centene Corp.*                                              963          29,140
Childrens Place*                                          1,235          37,840
Ciber, Inc.*                                              2,938          27,911
Cima Labs Inc.*                                             672          22,021
Coherent, Inc.*                                           1,431          40,698
Cooper Co.                                                1,459          69,025
Corn Products Intl.                                       1,673          63,407
CPI Corp.                                                   380           8,364
Cross Country Healthcare Inc.*                            1,493          25,769
Curative Health Services Inc.*                              589           7,121
Datascope Corp.                                             685          23,160
Diagnostic Products Corp.                                 1,334          64,352
DIMON Inc.                                                2,076          14,428
Duane Reade Inc.*                                         1,100          18,755
eFunds Corp.*                                             2,220          35,987
Electronics Boutique Holdings Corp.*                      1,154          31,400
Fleetwood Enterprises Inc.*                               1,858          24,433
Flowers Foods Inc.                                        2,096          56,382
Fossil Inc.*                                              2,163          75,186
Genesco Inc.*                                             1,009          20,301
Global Imaging Systems Inc.*                                996          30,039
Global Payments Inc.                                      1,852          80,118
Goody's Family Clothing Inc.                              1,499          14,091
Great Atlantic & Pacific Tea Co.*                         1,919          15,256
Guitar Center Inc.*                                       1,144          41,573
Gymboree Corp.*                                           1,366          20,149
Haemonetics Corp/Mass*                                    1,118          32,411
Hain Celestial Group Inc.*                                1,580          34,397
Harland, John H. Co.                                      1,299          39,191
Harman International                                      3,159         246,370
Heidrick & Struggles Inc.*                                  848          18,012
Hologic Inc.*                                               918          18,360
Idexx Laboratories Inc.*                                  1,595          81,457
IHOP Corp.                                                1,002          37,815
Instituform Tech. CL A*                                   1,227          19,325
Int'l. Multifoods, Inc.*                                    893          17,396
Invacare Corp.                                            1,434          64,071
J Jill Group Inc/The*                                       900          13,896
J&J Snack Foods*                                            417          19,707
j2 Global Communications Inc.*                            1,062          23,322
Jack in the Box Inc.*                                     1,671          41,558
Lance, Inc.                                               1,352          22,862
Landry's Seafood Rest.                                    1,282          38,268
Lone Star Steakhouse                                        970          26,355
Manhattan Associates Inc.*                                1,379          39,522
Medicis Pharmaceutical                                    2,522          99,291
Mens Wearhouse, Inc.*                                     1,829          47,792
Mentor Corp.                                              2,155          61,568
MGI Pharma Inc.*                                          1,516          74,466
Nash-Finch Co.                                              581          13,479
Natures Sunshine Prod., Inc.                                669           8,342
Nautilus Group Inc.                                       1,511          24,690
NBTY, Inc.*                                               3,084         102,574
NDCHealth Corp                                            1,621          46,847
New England Bus. Srvc.                                      635          19,876
Noven Pharmaceuticals Inc.*                               1,044          24,304
O'Charleys Inc.*                                            966          17,630
Odyssey HealthCare Inc.*                                  1,665          36,131
On Assignment Inc.*                                       1,167           6,640
Orthodontic Centers of Am*                                2,332          17,467
Osteotech Inc.*                                             821           5,460
Owens & Minor Hldg Co.                                    1,872          46,369
Panera Bread Co.*                                         1,386          53,721
Papa Johns Int'l., Inc.*                                    832          30,634
Parexel Intl. Corp.*                                      1,190          20,766
Pediatrix Med. Grp., Inc.*                                1,130          70,343
Penford Corp.                                               400           6,440
Performance Food Group Co.*                               2,116          74,060
PF Chang's China Bistro Inc.*                             1,177          57,285
Phillips Van Heusen Corp.                                 1,407          26,902
Pinnacle Entertainment Inc.*                              1,726          25,251
Possis Medical Inc.*                                        826          21,303
Prepaid Legal Srvs., Inc.*                                  840          19,933
Priority Healthcare Corp B*                               2,016          44,554
Province Healthcare Co.*                                  2,261          36,402
Radiant Systems Inc.*                                     1,286           9,195
Ralcorp Holdings, Inc.*                                   1,342          43,092
Rare Hospitality International Inc.*                      1,554          44,475
Regis Corp.                                               2,012          86,959
RehabCare Group Inc.*                                       746          16,599
Renal Care Group, Inc.*                                   2,283         106,525
Republic Bancorp Inc./MI                                  2,931          40,448
Resmed Inc.*                                              1,631          76,755
Respironics*                                              1,689          88,352
Russ Berrie & Co., Inc.                                     958          34,488
Ryan's Family Steak House*                                2,086          36,296
Savient Pharmaceuticals Inc.*                             2,760          11,178
Schweitzer-Mauduit, Inc.                                    685          22,845
Shuffle Master Inc*                                         780          32,510
Sierra Health Srvs., Inc.*                                1,332          44,529
Sola International*                                       1,486          34,758
Sonic Corp.*                                              1,809          61,343
Standard Register Co.                                     1,313          22,584
Steak N Shake Co./The*                                    1,277          25,285
Stride Rite Corp.                                         1,831          21,734
Sunrise Assisted Living Inc.*                               984          34,597
Sybron Dental Specialties Inc.*                           1,771          50,314
Thomas Nelson Inc.                                          657          16,478
Triarc Cos.                                               2,727          30,270
United Stationers Inc.*                                   1,622          64,410
United Surgical Partners International Inc.*              1,317          48,031
UnitedHealth Group Incorporated                           1,836         113,832
Urban Outfitters Inc.*                                    1,904          83,033
Vital Signs, Inc.                                           595          19,236
Volt Info Sciences, Inc.*                                   731          17,054
Wet Seal Inc.*                                            1,373          11,423
Wilson Greatbatch Technologies Inc.*                      1,017          36,842
                                                                   ------------
Total Consumer Non-Durable                                            5,000,135
                                                                   ------------
Energy (5.33%)
Ashworth Inc.*                                              600           5,034
Atwood Oceanics*                                            643          24,003
Brown (Tom) Inc.*                                         2,114          74,349
Cabot Oil & Gas Corp.                                     1,493          45,342
CAL Dive International Inc.*                              1,748          42,389
Cimarex Energy Co.*                                       1,930          53,654
Dril-Quip*                                                  800          14,400
Energen Corp.                                             1,672          69,421
Evergreen Resources, Inc.*                                2,051          67,478

S&P SMALLCAP INDEX FUND      PORTFOLIO OF INVESTMENTS                 2/29/2004
                              CONTINUED (UNAUDITED)

Company                                                   Shares  Value (Note 1)
-------                                                   ------  --------------
Frontier Oil Corp                                         1,220    $     23,497
Hydril Co.*                                               1,057          28,011
Input/Output, Inc.*                                       2,377          16,758
Lone Star Technologies*                                   1,321          22,827
Maverick Tube Corp.*                                      1,945          39,970
New Jersey Resources                                      1,262          49,092
Newfield Exploration Co. *                                2,590         121,419
Northwest Natural Gas                                     1,195          38,204
Oceaneering International*                                1,123          38,384
Patina Oil & Gas Corp.                                    1,569          80,113
Plains Resources, Inc.*                                   1,097          18,781
Prima Energy Corp.*                                         590          20,113
Seacor Smit Inc.*                                           871          38,368
Southern Union Company*                                   3,382          65,678
Southwest Gas                                             1,570          36,848
Spinnaker Exploration Co.*                                1,542          51,025
St. Mary Land & Explor.                                   1,306          40,355
Stone Energy Corp.*                                       1,280          57,651
Veritas DGC Inc.*                                         1,555          24,694
W-H Energy Services Inc.*                                 1,266          21,079
                                                                   ------------
Total Energy                                                          1,228,937
                                                                   ------------
Manufacturing (12.56%)
Actel Corp.*                                              1,218          30,085
Acuity Brands Inc.                                        1,928          47,101
Adaptec Inc.*                                             5,020          45,833
Alpharma, Inc. Class A                                    2,399          51,483
Applica Inc.                                              1,097          10,915
Arch Chemicals Inc.                                       1,042          28,561
Arctic Cat, Inc.                                          1,013          25,588
Arqule Inc*                                               1,302           7,031
AT Cross Co.*                                               700           4,711
Baldor Electric Co.                                       1,520          35,340
Barnes Group, Inc.                                        1,046          27,845
Bell Microproducts Inc.*                                  1,276          11,765
Brady Corp.                                               1,077          41,788
Brush Wellman Inc.*                                         769          15,418
Buckeye Tech, Inc.*                                       1,716          16,148
Building Material Holding Corp                              640          10,867
Butler Manufacturing                                        304           6,791
CACI International Inc.*                                  1,333          59,119
Cambrex Corp.                                             1,239          34,035
Caraustar Industries*                                     1,296          15,526
CARBO Ceramics Inc.                                         722          44,093
Carreker Corporation*                                     1,093          14,482
Castle (A.M.) & Co.*                                        759           5,768
Century Aluminum Company*                                   978          26,602
Champion Enterprises, Inc.*                               2,823          30,065
Chesapeake Corp.                                            713          17,932
Cleveland Cliffs Corp.*                                     479          28,333
Commercial Metals Co.                                     1,297          38,521
Commonwealth Industries Inc.                                769           5,007
Concord Camera Corp.*                                     1,377           8,648
Conmed Corp.*                                             1,347          38,861
Cuno Incorporated*                                          775          33,217
Curtiss-Wright Corp.                                        958          46,003
Delta & Pine Land Co.                                     1,769          45,110
Deltic Timber Corp.                                         590          19,753
Electro Scientific Inds., Inc.*                           1,341          32,010
Esterline Technologies Corp.*                               973          27,049
Ethan Allen Interiors, Inc.                               1,778          77,290
Factset Research Sys. Inc.                                1,556          57,307
FEI Company*                                              1,526          34,717
Flir Systems Inc.*                                        1,537          59,436
Florida Rock Inds.                                        1,996          87,624
Fuller (H.B.) Corp.                                       1,318          35,981
Georgia Gulf Corp.                                        1,506          40,978
Gerber Scientific, Inc.*                                  1,029           7,615
Huffy Corp.*                                                776           3,065
ICU Medical Inc.*                                           655          21,943
Idex Corp.                                                1,630          69,438
Intermagnetics General Corp*                                769          18,394
Intermet Corp.                                            1,230           5,855
K2, Inc.*                                                 1,587          27,487
Kaydon Corp.                                              1,288          34,969
Kopin Corp.*                                              3,225          19,640
Kronos, Inc.*                                             1,488          50,071
Kulicke & Soffa Ind.*                                     2,321          28,896
La-Z-Boy Chair Co.                                        2,673          60,731
Libbey Inc.                                                 640          18,163
Lydall, Inc.*                                               745           7,562
Magnetek, Inc.*                                           1,366           8,879
Material Sciences*                                          683           7,773
Meade Instruments Corp.*                                    955           3,573
Methode Electronics CL A                                  1,654          20,675
Midway Games Inc.*                                        2,686          13,027
Mobile Mini Inc*                                            664          12,337
Mueller Industries                                        1,590          51,262
Myers Industries, Inc.                                    1,397          17,169
Network Equip. Tech., Inc.*                               1,066          13,783
OM Group, Inc.*                                           1,316          40,428
Omnova Solutions Inc.*                                    1,854           9,641
Pericom Semiconductor Corp.*                              1,192          13,708
PolyOne Corp.*                                            4,408          25,346
Pope & Talbot, Inc.                                         726          12,487
QRS Corp.*                                                  735           5,586
Quaker Chemical Corp.                                       439          11,414
Quanex Corp.                                                746          34,726
Regal-Beloit Corp.                                        1,174          24,771
Regeneron Pharm.*                                         2,656          37,768
Rock-Tenn Co.                                             1,618          23,785
Roper Industries, Inc.                                    1,723          83,652
Roto-Rooter Inc.                                            458          25,840
Roxio Inc.*                                               1,603           5,771
RTI International Metals*                                   966          16,403
Ryerson Tull, Inc.                                        1,152          15,633
SBS Technologies Inc.*                                      723          11,293
Schulman (A.), Inc.                                       1,370          25,578
Simpson Manufacturing Co. Inc.*                           1,143          53,961
Skywest, Inc.                                             2,779          53,774
Standard Motor Products Inc.                                916          12,714
Standard Pacific Corp.                                    1,511          79,040
Standex International Corp.                                 564          15,346
Sturm Ruger & Co., Inc.                                   1,292          16,951
Susquehanna Bancshares Inc.                               1,845          48,099
Thomas Industries Inc.                                      799          25,888
Tredegar Industries, Inc.                                 1,767          25,180
Universal Forest Products                                   881          27,760
Valmont Industries                                        1,103          23,659
W D-40 Co.                                                  826          27,588
Watsco, Inc.                                              1,208          33,051
Wellman, Inc.                                             1,480          11,929
WMS Industries Inc.*                                      1,388          36,879
Wolverine Tube, Inc.*                                       570           4,606
Zale Corp.*                                               1,268          72,514
                                                                   ------------
Total Manufacturing                                                   2,895,813
                                                                   ------------
Service (3.46%)
Administaff Inc.*                                         1,236          18,602
Avid Technology Inc*                                      1,476          62,686
Bassett Furniture Inds., Inc.                               556          11,504
Central Parking Corp.                                     1,675          32,093
Hilb, Rogal & Hamilton Co .                               1,727          63,554
Hooper Holmes Inc.                                        3,007          18,854
Hughes Supply, Inc.                                       1,422          67,758
IMCO Recycling*                                             739           6,791
Insurance Auto Auctions Inc.*                               580           8,056
Kroll Inc.*                                               1,935          45,395
Labor Ready Inc.*                                         1,892          23,650
Maximus Inc.*                                               969          33,818
Memberworks Inc.*                                           521          17,750
SCP Pool Corp.*                                           1,640          59,450
Spherion Corporation*                                     2,765          23,807
Startek Inc.                                                661          26,903

S&P SMALLCAP INDEX FUND      PORTFOLIO OF INVESTMENTS                 2/29/2004
                              CONTINUED (UNAUDITED)

Company                                                   Shares  Value (Note 1)
-------                                                   ------  --------------
TBC Corp.*                                                1,008    $     27,780
Tetra Tech Inc.*                                          2,633          56,083
Tetra Technologies, Inc.*                                 1,004          25,000
United Natural Foods Inc.*                                  903          41,673
US Oncology Inc.*                                         3,992          49,700
Watson Wyatt & Co Holdings*                               1,529          36,237
Waypoint Financial Corp                                   1,617          40,668
                                                                   ------------
Total Service                                                           797,812
                                                                   ------------
Technology (14.93%)
Advanced Energy Industries*                               1,553          33,918
Alliance Semiconductor Corp.*                             1,688          13,082
Alliant Techsystems, Inc.*                                1,791         102,266
American Healthways Inc.*                                 1,533          43,261
American Mgmt. Systems*                                   2,037          31,146
Amsurg Corp.*                                               923          31,871
Analogic Corp.                                              623          25,973
Anixter Intl.*                                            1,680          50,232
Ansys Inc.*                                                 699          28,051
Armor Holdings Inc*                                       1,353          39,724
Artesyn Technologies Inc.*                                1,796          19,576
Arthrocare Corp.*                                           950          22,658
ATMI Inc.*                                                1,433          38,906
Axcelis Technologies Inc.*                                4,590          52,510
Barra Inc.                                                  893          28,255
BEI Technologies Inc.                                       675          14,155
Bel Fuse Inc.                                               510          18,814
Biosite Inc.*                                               718          21,956
Black Box Corporation                                       844          43,474
Brooktrout Inc.*                                            598          11,667
C&D Technologies Inc.                                     1,187          22,506
Captaris Inc.*                                            1,544           8,693
Catapult Communications Corp.*                              597          12,686
C-COR.net Corporation*                                    1,690          27,784
Cephalon, Inc.*                                           2,578         152,953
Cerner Corp.*                                             1,639          73,460
Checkpoint Systems, Inc.*                                 1,522          28,385
Cognex Corp.                                              2,006          66,720
Cohu Inc.                                                   984          18,627
Commonwealth Telephone Enterprises Inc.*                  1,151          47,249
Concord Communications Inc.*                                863          15,966
Consolidated Graphics*                                      622          23,176
Cryolife Inc.*                                            1,113           7,123
Cubic Corp.                                               1,240          31,608
Dendrite Intl. Inc.*                                      1,876          31,010
Digi International Inc.*                                    989          11,532
Dionex Corp.*                                               990          52,371
DRS Technologies Inc.*                                    1,287          38,816
DSP Group, Inc.*                                          1,315          33,493
EDO Corp.                                                   915          23,168
EL Paso Electric Co.*                                     2,236          30,432
Engineered Support Systems Inc.                           1,125          58,725
Enzo Biochem, Inc.*                                       1,447          25,887
EPIQ Systems Inc.*                                          854          15,056
ESS Technology*                                           1,795          28,325
Filenet Corp.*                                            1,804          51,053
Gencorp Inc.                                              2,030          22,898
General Communication*                                    2,599          24,275
Harmonic Inc.*                                            3,354          41,053
Helix Technology Corp.                                    1,211          31,401
Hutchinson Technology*                                    1,202          34,221
Hyperion Software Corp.*                                  1,926          68,835
Inamed Corp.*                                             1,603          76,784
Information Holdings Inc.*                                  969          21,318
Insight Enterprises *                                     2,150          45,731
Integra LifeSciences Holdings Corp.*                      1,240          39,320
Inter Tel, Inc.                                           1,160          35,090
Intrado Inc.*                                               772          15,324
Invision Technologies Inc.*                                 801          28,083
Itron, Inc.*                                                950          18,164
JDA Software Group Inc*                                   1,393          21,605
Kaman Corp.                                               1,048          14,777
Keithley Instruments Inc.                                   720          16,675
Mantech International Corp.*                              1,539          32,134
Mapinfo Corp.*                                              738          10,037
Micro Systems Inc.*                                         871          38,010
Microsemi Corp.*                                          2,690          41,964
MRO Software Inc*                                         1,139          15,798
Netegrity Inc.*                                           1,603          14,667
NYFIX Inc.*                                               1,527          10,002
Park Electrochemical Corp.                                  917          24,530
PC-Tel Inc.*                                                942          10,739
Pegasus Solutions Inc.*                                   1,159          14,024
Pharm. Product Dev.*                                      2,740          80,775
Phoenix Technologies Ltd.*                                1,166           5,713
Photon Dynamics Inc.*                                       781          27,890
Photronics, Inc.*                                         1,589          27,601
Pinnacle Systems Inc.*                                    3,188          24,038
Planar Systems Inc.*                                        664          10,504
Power Integrations Inc.*                                  1,448          42,687
Progress Software Corp.*                                  1,605          33,400
Rainbow Technologies Inc.*                                1,237          17,664
Rogers Corp.*                                               749          38,948
Rudolph Technologies Inc*                                   760          15,633
SCM Microsystems Inc.*                                      700           5,810
Serena Software Inc.*                                     1,890          39,142
Skyworks Solutions Inc.*                                  6,872          77,516
Sourcecorp*                                                 750          20,040
SPSS Inc.*                                                  804          16,442
Standard Microsystems Corp.*                                864          26,032
Steel Technologies Inc                                      469           8,053
Supertex Inc.*                                              590          10,868
SurModics Inc.*                                             809          16,997
Symmetricom, Inc.*                                        2,100          19,278
Take-Two Interactive Softwar*                             2,115          66,200
Talx Corp.                                                  627          12,001
Techne Corp.*                                             1,905          77,133
Teledyne Technologies Inc.*                               1,494          30,268
Theragenics Corp.*                                        1,389           7,653
THQ Inc.*                                                 1,789          33,812
Three-Five Systems Inc.*                                    988           4,673
Tollgrade Communications Inc.*                              630          11,107
Ultratech Stepper, Inc.*                                  1,126          27,936
Veeco Instruments Inc.*                                   1,358          39,613
Verity Inc.*                                              1,734          28,698
Viasat Inc.*                                              1,217          32,555
Viasys Healthcare Inc.*                                   1,394          30,529
WebEx Communications Inc.*                                2,053          52,495
Websense Inc.*                                            1,075          29,348
Zixit Corporation*                                        1,342          16,101
                                                                   ------------
Total Technology                                                      3,440,911
                                                                   ------------
Transportation (2.13%)
Yellow Roadway Corp.*                                     2,258          71,330
Atlantic Coast Airlines Holdings Inc.*                    2,240          16,330
Knight Transportation Inc.*                               1,735          42,143
Kansas City Southern Industries Inc.*                     2,864          40,239
Frontier Airlines Inc.*                                   1,612          16,362
Arkansas Best Corp                                        1,141          31,241
Forward Air Corporation*                                    989          31,272
Kirby Corp.*                                              1,171          37,238
Mesa Air Group Inc.*                                      1,462          13,143
Landstar*                                                 1,406          50,180
USF Corp.                                                 1,317          46,556
Heartland Express, Inc.                                   2,321          51,851
AAR Corp.*                                                1,478          19,096
Offshore Logistics, Inc.*                                 1,045          24,024
                                                                   ------------
Total Transportation                                                    491,005
                                                                   ------------
Utility (2.82%)
Vintage Petroleum, Inc.                                   2,982          43,328
NUI Corp.                                                   744          12,730
Central Vermont Public Service Corp                         573          12,663
Nuevo Energy Co.*                                           898          25,566

S&P SMALLCAP INDEX FUND      PORTFOLIO OF INVESTMENTS                 2/29/2004
                              CONTINUED (UNAUDITED)

Company                                                  Shares   Value (Note 1)
-------                                                  ------   --------------
Green Mountain Power Corp.                                  231    $      6,068
CH Energy Group Inc.                                        732          36,014
Boston Communications Group*                                889           9,566
UGI Corp.                                                 1,981          65,571
UIL Holdings Corp.                                          671          32,282
Unit Corp.*                                               2,020          53,692
Piedmont Natural Gas, Inc.                                1,816          75,818
Remington Oil & Gas Corp.*                                1,243          24,798
Southwestern Energy Co.*                                  1,651          37,081
Cleco Corporation                                         2,194          41,620
Laclede Group Inc/The                                       885          27,408
American States Water Co.                                   745          18,327
Atmos Energy Corp.                                        2,326          61,290
Avista Corp.                                              2,241          40,495
Swift Energy Co.*                                         1,273          24,189
                                                                   ------------
Total Utility                                                           648,507
                                                                   ------------
Total Common Stock (Cost $16,370,307)                                21,704,574
                                                                   ============

        Par Value
        ---------
Short-Term Investments (5.86%)
       $   100,000        United States Treasury Bills 0.87% 03/18/04 (b)             99,959
           626,189        First American Prime Obligation Fund                       626,189
           626,189        First American Government Obligation Fund                  626,189
                                                                               -------------
Total Short-Term Investments (Cost $1,352,337)                                     1,352,337
                                                                               -------------
                          Total Investments (Cost $17,722,644)(a) (100.02%)       23,056,911
                          Other Liabilities (0.02%)                                   (5,629)
                                                                               -------------
                          Net Assets (100.00%)                                 $  23,051,282
                                                                               =============

----------
* Non-Income Producing Security

(a)  Aggregate cost for federal income tax purposes is $17,722,644. At February
     29, 2004, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

                          Unrealized appreciation                              $   6,486,482
                          Unrealized depreciation                                 (1,152,215)
                                                                               -------------
                          Net unrealized appreciation                          $   5,334,267
                                                                               =============

(b) At February 29, 2004, certain United States Treasury Bills with a market value of $99,948 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at February 29, 2004: (Contracts-$500 times premium/delivery month/commitment) Unrealized

                                                                                 UNREALIZED
                                                                                APPRECIATION
                                                                               -------------
                          Russell 2000 Stock Index:
                          4 Mar 04/Long                                        $      31,056
                                                                               =============

                 See accompanying notes to financial statements

EQUITY INCOME FUND           PORTFOLIO OF INVESTMENTS                 2/29/2004
                                   (UNAUDITED)

Company                                                  Shares   Value (Note 1)
-------                                                  ------   --------------
Common Stock (73.44%)
Banking & Financial Service (20.69%)
Bank & Bank Holding Company (8.05%)
Bank of America Corp.                                     3,400    $    278,528
Citigroup Inc.                                            7,200         361,872
Fifth Third Bancorp                                       1,100          61,622
M&T Bank Corporation                                        500          48,025
Wells Fargo & Company                                     5,750         329,763
                                                                   ------------
                                                                      1,079,810
                                                                   ------------
Finance Company (0.65%)
National Commerce Financial Corp.                         3,000          87,750
                                                                   ------------
Financial Service (0.90%)
MBNA Corp.                                                4,400         120,252
                                                                   ------------
Insurance (5.57%)
Aetna Inc.                                                1,300         105,027
American International Group                              3,079         227,846
Fidelity National Fin., Inc.                              2,062          80,645
Metlife Inc.                                              3,800         133,570
Stancorp Financial Group                                  2,000         131,900
XL Capital Ltd.                                             900          68,994
                                                                   ------------
                                                                        747,982
                                                                   ------------
Real Estate (5.52%)
AMB Property Corp.                                        1,700          60,214
Annaly Mortgage Management, Inc.                          5,400         110,160
Boston Properties Inc.                                    1,300          66,599
Istar Financial, Inc.                                     2,700         112,995
Kimco Realty Corp.                                        1,450          68,078
Mills Corp.                                               2,700         134,621
Realty Income Corp.                                       2,700         116,910
SL Green Realty Corp.                                     1,600          70,400
                                                                   ------------
                                                                        739,977
                                                                   ------------
Total Banking & Financial Service                                     2,775,771
                                                                   ------------
Capital Good (1.87%)
Conglomerate (0.58%)
3M Co.                                                    1,000          78,020
                                                                   ------------
Machinery - Industrial (0.74%)
Caterpillar Inc.                                          1,300          98,475
                                                                   ------------
Pollution Control (0.55%)
Donaldson Co. Inc.                                        1,300          74,139
                                                                   ------------
Total Capital Good                                                      250,634
                                                                   ------------
Consumer Cyclical (8.46%)
Auto & Truck (0.44%)
ITT Industries Inc.                                         780          58,890
                                                                   ------------
Housing (1.03%)
Masco Corp.                                               2,700          75,708
Stanley Works                                             1,600          61,968
                                                                   ------------
                                                                        137,676
                                                                   ------------
Retail - General (6.41%)
Central Garden and Pet Co.*                                 400          13,816
Family Dollar Stores                                      1,300          49,452
Gap Inc.                                                  4,000          83,200

EQUITY INCOME FUND           PORTFOLIO OF INVESTMENTS                 2/29/2004
                              CONTINUED (UNAUDITED)

Company                                                  Shares   Value (Note 1)
-------                                                  ------   --------------
Lowe's Companies                                          4,000    $    224,000
Sears, Roebuck And Co.                                    1,600          75,216
Target Corporation                                        3,900         171,444
TJX Companies Inc.                                        4,000          94,200
Wal-Mart Stores Inc.                                      2,500         148,900
                                                                   ------------
                                                                        860,228
                                                                   ------------
Textile & Apparel (0.58%)
Liz Claiborne Inc.                                        2,100          77,490
                                                                   ------------
Total Consumer Cyclical                                               1,134,284
                                                                   ------------
Consumer Non-Durable (13.86%)
Apparel (0.62%)
Ross Store, Inc.                                          2,600          83,330
                                                                   ------------
Business Service (0.58%)
Dial Corp.                                                2,700          77,598
                                                                   ------------
Communications & Media (2.27%)
McGraw-Hill Companies Inc.                                3,900         304,863
                                                                   ------------
Cosmetic & Soap (0.94%)
Clorox Company                                              900          44,154
Procter & Gamble Co.                                        800          82,008
                                                                   ------------
                                                                        126,162
                                                                   ------------
Drugs (2.42%)
AmerisourceBergen Corp.                                   1,980         114,899
Baxter International Inc.                                 7,200         209,664
                                                                   ------------
                                                                        324,563
                                                                   ------------
Entertainment & Leisure (1.82%)
McDonald's Corp.                                          8,600         243,380
                                                                   ------------
Food, Beverage & Tobacco (3.83%)
Fortune Brands Inc.                                       1,300          92,924
RJ Reynolds Tobacco Hldgs.                                1,300          80,249
Simon Property Group Inc.                                 1,600          87,184
Tyson Foods, Inc. Cl. A                                  11,300         179,444
Vornado Realty Trust                                      1,300          73,970
                                                                   ------------
                                                                        513,771
                                                                   ------------
Hospital Supply & Service (0.55%)
Omnicare, Inc.                                            1,600          73,696
                                                                   ------------
Liquor (0.83%)
Anheuser-Busch Companies Inc.                             2,100         111,762
                                                                   ------------
Total Consumer Non-Durable                                            1,859,125
Energy (10.69%)
Energy Raw Material (0.45%)
Baker Hughes Inc.                                         1,600          60,192
                                                                   ------------
Miscellaneous (0.56%)
Valero Energy Corp.                                       1,252          75,120
                                                                   ------------
Oil & Gas - Domestic (3.79%)
Apache Corp.                                              2,900         119,393
ConocoPhillips                                            4,291         295,521
Devon Energy Corporation                                  1,642          93,233
                                                                   ------------
                                                                        508,147
                                                                   ------------
Oil & Gas - International (4.97%)
ChevronTexaco Corp.                                       2,400         212,040
Exxon Mobil Corp.                                         9,380         395,555
GlobalSantaFe Corp                                        2,000          59,000
                                                                   ------------
                                                                        666,595
                                                                   ------------
Oil & Gas - Service (0.92%)
Ensco Intl., Inc.                                         2,400          70,488
Tidewater, Inc.                                           1,600          53,168
                                                                   ------------
                                                                        123,656
                                                                   ------------
Total Energy                                                          1,433,710
                                                                   ------------
Manufacturing (6.30%)
Building & Housing (1.98%)
Lennar Corp.                                              2,600         128,570
Pulte Corp.                                               2,600         137,176
                                                                   ------------
                                                                        265,746
                                                                   ------------
Chemical (1.04%)
Praxair Inc.                                              2,600          94,432
Sherwin-Williams Co.                                      1,300          45,500
                                                                   ------------
                                                                        139,932
                                                                   ------------
Consumer Durable (1.31%)
Coach Inc.*                                               3,200         126,816
Leggett & Platt Inc.                                      2,000          48,940
                                                                   ------------
                                                                        175,756
                                                                   ------------
Non Ferrous Metal (1.12%)
Alcoa Inc.                                                4,000         149,880
                                                                   ------------
Paper & Forest Product (0.85%)
Plum Creek Timber Co. Inc. (REIT)                         3,640         113,604
                                                                   ------------
Total Manufacturing                                                     844,918
                                                                   ------------
Service (2.57%)
Business (0.65%)
Moody's Corp.                                             1,300          86,918
                                                                   ------------
Consumer (1.92%)
First Data Corp.                                          6,300         258,174
                                                                   ------------
Total Service                                                           345,092
                                                                   ------------
Technology (4.16%)
Business-Mechanics & Software (0.49%)
Pitney Bowes Inc.                                         1,600          66,160
                                                                   ------------
Electronic (1.77%)
Hewlett-Packard Co.                                       4,000          90,840
Intel Corp.                                               5,000         146,150
                                                                   ------------
                                                                        236,990
                                                                   ------------
Office Equipment (0.51%)
Diebold                                                   1,300          68,497
                                                                   ------------
Software (1.39%)
Microsoft Corp.                                           4,200         111,300
Reynolds & Reynolds Class A                               2,700          75,384
                                                                   ------------
                                                                        186,684
                                                                   ------------
Total Technology                                                        558,331
                                                                   ------------
Utility (4.84%)
Electric (1.58%)
Calpine Corp.*                                           27,000         148,770
Cinergy Corp.                                             1,600          62,704
                                                                   ------------
                                                                        211,474
                                                                   ------------
Energy (1.92%)
Dominion Resources Inc/Va                                   850          53,406
Entergy Corp.                                             1,300          77,077
Exelon Corp.                                              1,100          73,854
Progress Energy Inc.                                      1,150          53,084
                                                                   ------------
                                                                        257,421
                                                                   ------------
Telephone (1.34%)
SBC Communications Inc.                                   7,500         180,075
                                                                   ------------
Total Utility                                                           648,970
                                                                   ------------
Total Common Stock (Cost $7,168,372)                                  9,850,836
                                                                   ------------

EQUITY INCOME FUND           PORTFOLIO OF INVESTMENTS                 2/29/2004
                              CONTINUED (UNAUDITED)

        Par Value                                                              Value (Note 1)
        ---------                                                              --------------
Short-Term Investments (26.36%)
       $ 2,700,000        United States Treasury Bills 0.87% 03/18/04 (b)          2,697,936
           419,201        First American Prime Obligation Fund                       419,201
           419,201        First American Government Obligation Fund                  419,201
                                                                                ------------
Total Short-Term Investments (Cost $3,536,338)                                     3,536,338
                                                                                ------------
                          Total Investments (Cost $10,704,710)(a) (99.80%)      $ 13,387,174
                          Other Net Assets (0.20%)                                    26,662
                                                                                ------------
                          Net Assets (100.00%)                                  $ 13,413,836
                                                                                ============

* Non-Income Producing Security

(a)  Aggregate cost for federal income tax purposes is $10,704,710. At February
     29, 2004, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

                          Unrealized appreciation                               $  2,913,426
                          Unrealized depreciation                                   (230,962)
                                                                                ------------
                          Net unrealized appreciation                              2,682,464
                                                                                ============

(b) At February 29, 2004, certain United States Treasury Bills with a market value of $299,844 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at February 29, 2004: (Contracts-$500 times premium/delivery month/commitment)

                                                                                 UNREALIZED
                                                                                APPRECIATION
                                                                                ------------
                          Russell 2000 Stock Index:
                          12 Mar 04/Long                                        $    173,193
                                                                                ============

                 See accompanying notes to financial statements

EUROPEAN GROWTH &            PORTFOLIO OF INVESTMENTS                 2/29/2004
   INCOME FUND                    (UNAUDITED)

Company                                                  Shares   Value (Note 1)
-------                                                  ------   --------------
Common Stock (96.53%)
Banking & Financial Service (33.69%)
Bank & Bank Holding Company (16.60%)
ABN Amro Holding NV ADR                                   2,500    $     58,125
Deutsche Bank AG ADR                                      1,006          87,039
Banco Bilbao Vizcaya Argentaria SA ADR                    5,188          71,646
Banco Santander Central Hispano SA ADR                    7,914          92,040
Barclays Plc ADR                                          5,451         200,869
Credit Suisse Group ADR                                   2,159          79,084
ING Groep NV ADR                                          3,167          77,877
UBS AG ADR                                                1,797         132,996
                                                                   ------------
                                                                        799,676
                                                                   ------------
Finance Company (5.68%)
HSBC Holdings Plc ADR                                     3,348         273,699
                                                                   ------------
Financial Service (5.04%)
Allianz AG ADR                                            5,325          66,829
BNP Paribas ADR                                           2,925          92,402
Lloyds TSB Group Plc ADR                                  2,449          83,584
                                                                   ------------
                                                                        242,815
                                                                   ------------
Insurance (5.71%)
Aegon NV ADR                                              2,318          34,469
Royal & Sun Alliance Insurance Group ADR                  1,464          14,450
Swiss Reinsurance ADR                                       825          59,372
Vivendi Universal ADR*                                    1,773          51,151
Zurich Financial Services AG ADR*                         1,117          18,293
Axa ADR                                                   4,201          97,043
                                                                   ------------
                                                                        274,778
                                                                   ------------
Investment (0.66%)
Prudential Plc ADR                                        1,709          31,856
                                                                   ------------
Total Banking & Financial Service                                     1,622,824
                                                                   ------------
Consumer Cylical (1.37%)
Auto & Truck (1.37%)
DaimlerChrysler AG ADR                                    1,471          66,092
                                                                   ------------
Total Consumer Cylical                                                   66,092
                                                                   ------------
Consumer Non-Durable (22.41%)
Communications & Media (0.60%)
Telefonaktiebolaget LM Ericsson*                          1,004          29,136
                                                                   ------------
Consumer Product (1.43%)
Unilever NV ADR                                             947          68,847
                                                                   ------------
Cosmetic & Soap (0.92%)
L'OREAL ADR                                               2,688          44,186
                                                                   ------------
Drugs (12.97%)
AstraZeneca Plc ADR                                       2,650         128,843
Glaxo SmithKline Plc ADR                                  4,642         197,842
Novartis ADR                                              3,601         158,984
Roche Holding AG ADR                                      1,350         139,247
                                                                   ------------
                                                                        624,916
                                                                   ------------
Food, Beverage & Tobacco (3.63%)
Nestle SA ADR                                             2,650         174,747
                                                                   ------------
Retail - Food & Drugs (2.86%)
Diageo Plc ADR                                            1,471          83,332
Koninklijke Ahold NV ADR                                  6,496          54,567
                                                                   ------------
                                                                        137,899
                                                                   ------------
Total Consumer Non-Durable                                            1,079,730
                                                                   ------------
Energy (17.29%)
Miscellaneous (4.16%)
Total Fina Elf SA ADR                                     2,179         200,446
                                                                   ------------
Oil & Gas - International (11.04%)
BP Amoco Plc ADR                                          5,276         259,579
Royal Dutch Petroleum Company ADR                         3,278         162,556
Shell Transport & Trading Co. ADR                         2,606         109,687
                                                                   ------------
                                                                        531,822
                                                                   ------------
Oil & Gas - Service (2.09%)
ENI-Ente Nazionale Idrocarburi SpA ADR                    1,017         100,500
                                                                   ------------
Total Energy                                                            832,768
                                                                   ------------

EUROPEAN GROWTH &           PORTFOLIO OF INVESTMENTS                  2/29/2004
   INCOME FUND               CONTINUED (UNAUDITED)

Company                                                  Shares   Value (Note 1)
-------                                                  ------   --------------
Manufacturing (3.09%)
Chemical (0.71%)
Bayer AG ADR                                              1,203    $     34,358
                                                                   ------------
Diversified (2.38%)
Siemens AG ADR                                            1,471         114,444
                                                                   ------------
Total Manufacturing                                                     148,802
                                                                   ------------
Technology (7.20%)
Electronic (1.26%)
Koninklijke Philips Electronics NV ADR                    1,997          60,749
                                                                   ------------
Telecommunication (5.94%)
Deutsche Telekom ADR*                                     4,145          81,532
Nokia OYJ ADR                                             6,256         136,193
Telecom Italia SpA*                                       2,154          68,174
                                                                   ------------
                                                                        285,899
                                                                   ------------
Total Technology                                                        346,648
                                                                   ------------
Utility (11.48%)
Electric (1.55%)
E.ON AG ADR                                               1,098          74,774
                                                                   ------------
Telephone (9.20%)
Alcatel SA ADR*                                           1,507          24,398
BT Group PLC ADR                                          1,495          50,322
Vodafone Group PLC ADR                                    9,510         237,465
Telefonica SA ADR                                         2,667         131,243
                                                                   ------------
                                                                        443,428
                                                                   ------------
Water (0.73%)
Suez SA ADR                                               1,569          35,020
                                                                   ------------
Total Utility                                                           553,222
                                                                   ------------
Total Common Stock (Cost $4,498,135)                                  4,650,086
                                                                   ------------

         Par Value
         ---------
Short-Term Investments (3.46%)
       $    83,402        First American Government Obligation Fund                   83,402
            83,402        First American Prime Obligation Fund                        83,402
                                                                               -------------
Total Short-Term Investments (Cost $166,804)                                         166,804
                                                                               -------------
                          Total Investments (Cost $4,664,939)(a) (99.99%)          4,816,890
                          Other Net Assets (0.01%)                                       560
                                                                               -------------
                          Net Assets (100.00%)                                 $   4,817,450
                                                                               =============

----------
*  Non-Income Producing Security
** Unsponsored ADR
   ADR - American Depositary Receipts

(a)  Aggregate cost for federal income tax purposes is $4,664,939.At February
     29, 2004, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

                          Unrealized appreciation                              $     665,124
                          Unrealized depreciation                                   (513,173)
                                                                               -------------
                          Net unrealized appreciation                          $     151,951
                                                                               =============

                 See accompanying notes to financial statements

NASDAQ-100 INDEX FUND        PORTFOLIO OF INVESTMENTS                 2/29/2004
                                   (UNAUDITED)

Company                                                  Shares   Value (Note 1)
-------                                                  ------   --------------
Common Stock (97.38%)
Capital Good (0.50%)
Intersil Corp                                             1,947    $     45,930
Molex Inc.                                                1,529          48,439
                                                                   ------------
Total Capital Good                                                       94,369
                                                                   ------------
Consumer Cyclical (4.18%)
Bed Bath & Beyond Inc.*                                   6,165         252,025
Costco Wholesale Corp.*                                   3,732         145,287
Dollar Tree Stores Inc.*                                  1,716          53,024
Fastenal Co.                                              1,122          54,361
Gentex Corp.                                              1,236          50,379
Paccar Inc.                                               3,037         168,280
Petsmart Inc.                                             2,192          59,491
                                                                   ------------
Total Consumer Cyclical                                                 782,847
                                                                   ------------
Consumer Non-Durable (16.14%)
Biomet Inc.                                               5,330         207,763
Cintas Group                                              3,170         135,391
Comcast Corp.*                                           14,706         441,768
Dentsply Intl., Inc.                                      1,174          51,433
Echostar Communications Corp.*                            3,935         142,132
Express Scripts, Inc.*                                    1,084          78,872
First Health Group Corp.*                                 1,513          32,045
Gilead Services, Inc.*                                    3,087         167,346
Henry Schein Inc.*                                          628          44,902
InterActiveCorp.*                                        11,436         372,471
Lincare Holdings Inc.*                                    1,466          47,410
Medimmune, Inc.*                                          4,102         105,380
Millinium Pharmeceuticals*                                5,110          91,009
PanAmSat Corp.*                                           3,127          71,452
Patterson Dental Co.*                                     1,012          68,583
Paychex Inc.                                              5,536         178,093
Ross Store, Inc.                                          2,307          73,939
Staples Inc.*                                             5,150         135,033
Starbucks Corp.*                                          8,476         317,087
Teva Pharmaceutical Industries Ltd.                       2,980         193,700
Whole Foods Market, Inc.                                    911          70,466
                                                                   ------------
Total Consumer Non-Durable                                            3,026,275
                                                                   ------------
Energy (0.24%)
Patterson-UTI Energy Inc.*                                1,293          46,910
                                                                   ------------
Total Energy
Manufacturing (6.91%)
Applied Materials Inc.*                                  13,312         282,747
CDW Corp.                                                 1,341          92,770
Citrix Systems Inc.*                                      3,020          63,964

NASDAQ-100 INDEX FUND       PORTFOLIO OF INVESTMENTS                  2/29/2004
                             CONTINUED (UNAUDITED)

Company                                                  Shares   Value (Note 1)
-------                                                  ------   --------------
Comverse Technology Inc.*                                 3,095    $     61,033
Dell Inc.*                                               14,601         476,723
Garmin Ltd.                                               1,391          63,763
Lam Research Corp.*                                       1,871          47,841
Novellus Systems Inc.*                                    2,405          77,321
Sigma-Aldrich                                             1,030          58,885
Smurfit-Stone Container Corp.*                            3,759          69,767
                                                                   ------------
Total Manufacturing                                                   1,294,814
                                                                   ------------
Service (2.93%)
Apollo Group Inc. *                                       2,760         210,174
Career Education Corp.*                                   1,414          70,686
Fiserv, Inc.*                                             3,755         144,981
Lamar Advertising Co.*                                    1,289          51,173
Mercury Interactive Corp.*                                1,482          71,936
                                                                   ------------
Total Service                                                           548,950
                                                                   ------------
Technology (65.70%)
Adobe Systems Inc                                         3,548         132,128
Altera Corp.*                                             8,246         182,072
Amazon.com, Inc.*                                         4,122         177,864
American Power Conversion                                 3,087          69,828
Amgen Inc.*                                               9,308         591,337
Apple Computer Inc.*                                      7,916         189,430
ATI Technologies Inc.*                                    3,325          51,770
BEA Systems Inc.*                                         5,784          79,819
Biogen Idec Inc.*                                         5,863         325,103
Broadcom Corp.*                                           3,324         134,888
Cephalon, Inc.*                                             788          46,752
Check Point Software Technologies*                        3,761          86,578
Chiron Corp.*                                             4,065         198,819
Cisco Systems Inc.*                                      38,176         881,866
Compuware Corp.*                                          3,672          28,788
Ebay, Inc.*                                               7,458         513,558
Electronic Arts*                                          4,649         219,247
Flextronics International Ltd.*                           8,858         160,330
Genzyme Corp.*                                            4,348         220,791
Intel Corp.                                              35,404       1,034,859
Intuit Inc. *                                             3,871         171,718
Invitrogen Corp*                                            742          54,685
JDS Uniphase Corp.*                                      25,146         123,215
Juniper Networks Inc.*                                    3,957         102,368
Kla-Tencor Corp.*                                         3,653         192,878
Level 3 Comm., Inc.*                                      9,285          39,926
Linear Technology Corp.                                   6,464         258,495
Marvell Technology Group Ltd.*                            1,678          76,399
Maxim Integrated Products                                 7,129         355,808
Microchip Tech                                            2,668          76,038
Microsoft Corp.                                          57,603       1,526,480
Network Appliance Inc.*                                   5,582         120,906
Nextel Communications Inc.*                              21,209         561,826
Nvidia Corp.*                                             2,714          60,387
Oracle Corporation*                                      33,734         434,494
Peoplesoft Inc.*                                          8,202         176,999
Pixar Inc.*                                                 862          56,668
Qlogic Corp.*                                             1,489          62,240
Qualcomm Inc.                                            14,937         947,753
Research In Motion Ltd.*                                  1,094         108,240
Sandisk Corp.*                                            2,024          51,329
Sanmina Corp.*                                            8,546         108,449
Siebel Systems Inc*                                       8,988         117,383
Sun Microsystems Inc.*                                   21,987         117,411
Symantec Corp.*                                           4,988         205,206
Synopsys, Inc.*                                           2,225          65,593
Tellabs Inc.*                                             3,675          35,648
VeriSign Inc.*                                            3,522          61,318
Veritas Software Corp.*                                   6,767         205,852
Xilinx Inc.*                                              7,032         295,625
Yahoo Inc*                                                4,896         217,385
                                                                   ------------
Total Technology                                                     12,314,549
                                                                   ------------
Transportation (0.78%)
C.H. Robinson Worldwide, Inc.                             1,293          51,216
Expeditors International Washington Inc.                  1,596          61,510
Ryanair Holdings plc*                                       942          32,603
                                                                   ------------
Total Transportation                                                    145,329
                                                                   ------------
Total Common Stock (Cost $22,987,391)                                18,254,043
                                                                   ------------

        Par Value
        ---------
Short-Term Investments (2.61%)
       $   400,000        United States Treasury Bills 0.87% 03/18/04 (b)            399,839
            44,830        First American Prime Obligation Fund                        44,830
            44,830        First American Government Obligation Fund                   44,830
                                                                               -------------
                          Total Short-Term Investments (Cost $489,499)               489,499
                                                                               -------------
                             Total Investments (Cost $23,476,890)(a) (99.99%)     18,743,542
                             Other Net Assets (0.01%)                                  1,014
                                                                               -------------
                             Net Assets (100.00%)                              $  18,744,556
                                                                               =============

----------
* Non- Income Producing Security
ADR- American Depositary Receipts.

(a)  Aggregate cost for federal income tax purposes is $ 23,476,890. At February
     29, 2004, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

                             Unrealized appreciation                           $   2,741,731
                             Unrealized depreciation                              (7,475,079)
                                                                               -------------
                             Net unrealized depreciation                       $  (4,733,348)
                                                                               =============

(b) At February 29, 2004, certain United States Treasury Bills with a market value of $299,844 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at February 29, 2004: (Contracts-$100 times premium/delivery month/commitment)

                                                                                 UNREALIZED
                                                                                DEPRECIATION
                                                                               -------------
                          Nasdaq 100 Futures:
                          3 Mar 04/Long                                        $     (14,664)
                                                                               =============

                 See accompanying notes to financial statements

                        STATEMENT OF ASSETS & LIABILITIES
                                FEBRUARY 29, 2004
                                   (UNAUDITED)

                                                                                  California
                                                             California Tax-       Insured       California Tax-         U.S.
                                                               Free Money        Intermediate      Free Income        Government
                                                               Market Fund           Fund              Fund        Securities Fund
                                                             ----------------------------------------------------------------------
ASSETS
   Investments at market value (identified cost
   $96,644,445, $26,375,102, $151,503,523, $30,023,403,
   $40,872,814 and $17,677,239, respectively)(Note 1)           $96,644,445       $28,099,478      $173,345,169        $30,319,895
   Cash                                                               1,057            54,121            33,139             71,768
   Interest receivable                                              172,180           286,889         1,865,456            235,371
                                                             ----------------------------------------------------------------------
      Total Assets                                               96,817,682        28,440,488       175,243,764         30,627,034
                                                             ----------------------------------------------------------------------

LIABILITIES
   Payable to Investment Advisor                                     20,426             7,946            66,243              8,880
   Accrued 12b-1 fee - K Shares                                          --                --                --                193
   Accrued shareholder service fee - K Shares                            --                --                --                252
   Accrued expenses                                                  36,231            12,038            65,612             16,366
   Distributions payable                                             32,478            62,240           495,785             47,471
                                                             ----------------------------------------------------------------------
      Total Liabilities                                              89,135            82,224           627,640             73,162
                                                             ----------------------------------------------------------------------

NET ASSETS:                                                     $96,728,547       $28,358,264      $174,616,124        $30,553,872
                                                             ======================================================================

Net Assets at February 29, 2004 consist of
   Paid-in capital                                              $96,746,646       $26,530,909      $151,152,018        $29,945,475
   Undistributed net investment income                                   --            21,177           502,150              8,944
   Accumulated net realized gains (losses)                         (18,099)            84,800         1,563,167            302,961
   Unrealized appreciation of investments                                --         1,721,378        21,398,789            296,492
                                                             ----------------------------------------------------------------------
                                                                $96,728,547        28,358,264      $174,616,124        $30,553,872
                                                             ======================================================================

NET ASSETS
   Direct Shares                                                $96,728,547       $28,358,264      $174,616,124        $29,803,820
                                                             ======================================================================
   K Shares                                                     $        --       $        --      $         --        $   750,052
                                                             ======================================================================

SHARES OUTSTANDING
   Direct Shares (no par value, unlimited shares authorized)     96,795,176         2,530,068        13,256,280          2,794,748
                                                             ======================================================================
   K Shares (no par value, unlimited shares authorized)                  --                --                --             70,098
                                                             ======================================================================

NET ASSET VALUE PER SHARE
      Direct Shares                                             $      1.00       $     11.21      $      13.17        $     10.66
                                                             ======================================================================
      K Shares                                                  $        --       $        --      $         --        $     10.70
                                                             ======================================================================
                                                                The United       Short-Term U.S
                                                              States Treasury      Government
                                                                   Trust           Bond Fund
                                                             -----------------------------------
ASSETS
   Investments at market value (identified cost
   $96,644,445, $26,375,102, $151,503,523, $30,023,403,
   $40,872,814 and $17,677,239, respectively)(Note 1)           $40,872,814       $17,766,024
   Cash                                                              11,503            82,032
   Interest receivable                                                   --           180,335
                                                              --------------------------------
      Total Assets                                               40,884,317        18,028,391
                                                              --------------------------------

LIABILITIES
   Payable to Investment Advisor                                      3,738             3,619
   Accrued 12b-1 fee - K Shares                                          65               185
   Accrued shareholder service fee - K Shares                           102               225
   Accrued expenses                                                  20,739            12,317
   Distributions payable                                             17,769            12,272
                                                              --------------------------------
      Total Liabilities                                              42,413            28,618
                                                              --------------------------------

NET ASSETS:                                                     $40,841,904       $17,999,773
                                                              ================================

Net Assets at February 29, 2004 consist of
   Paid-in capital                                              $40,839,972       $17,910,480
   Undistributed net investment income                                   --             6,375
   Accumulated net realized gains (losses)                            1,932            (5,867)
   Unrealized appreciation of investments                                --            88,785
                                                              --------------------------------
                                                                $40,841,904       $17,999,773
                                                              ================================

NET ASSETS
   Direct Shares                                                $40,458,972       $17,056,561
                                                              ================================
   K Shares                                                     $   382,932       $   943,212
                                                              ================================

SHARES OUTSTANDING
   Direct Shares (no par value, unlimited shares authorized)     40,456,826         1,678,815
                                                              ================================
   K Shares (no par value, unlimited shares authorized)             382,963            92,819
                                                              ================================

NET ASSET VALUE PER SHARE
   Direct Shares                                                $      1.00       $     10.16
                                                              ================================
   K Shares                                                     $      1.00       $     10.16
                                                              ================================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                        STATEMENT OF ASSETS & LIABILITIES
                                FEBRUARY 29, 2004
                                   (UNAUDITED)


                                                              S&P 500 Index       S&P MidCap      S&P SmallCap        Equity Income
                                                                  Fund            Index Fund       Index Fund              Fund
                                                              ----------------------------------------------------------------------
ASSETS
   Investments at market value (identified cost
   $96,994,838, $96,115,930, $17,722,644, $10,704,710,
   $4,664,939 and $23,476,890, respectively)(Note 1)          $ 113,821,524     $ 125,316,027     $  23,056,911      $  13,387,174
   Cash                                                                 246                --                --              1,274
   Interest receivable                                                  864             2,303               554                337
   Dividend receivable                                              182,321           105,903             9,612             16,626
   Receivable for fund shares sold                                   34,938            77,245                --                 --
   Variation margin receivable                                        6,610            31,740             8,200             24,600
                                                             ----------------------------------------------------------------------
      Total Assets                                              114,046,503       125,533,218        23,075,277         13,430,011
                                                             ----------------------------------------------------------------------

LIABILITIES
   Payable for fund shares repurchased                               11,643             3,038             1,782                 --
   Payable to Investment Advisor                                      7,520            32,783             5,996              3,930
   Accrued 12b-1 fee - K Shares                                         209               237               229                131
   Accrued shareholder service fee - K Shares                           262               289               279                175
   Accrued expenses                                                  38,439            43,109            15,709             11,939
                                                             ----------------------------------------------------------------------
     Total Liabilities                                               58,073            79,456            23,995             16,175
                                                             ----------------------------------------------------------------------

NET ASSETS:                                                   $ 113,988,430     $ 125,453,762     $  23,051,282      $  13,413,836
                                                             ======================================================================

Net Assets at February 29, 2004 consist of
   Paid-in capital                                            $ 106,818,171     $  98,094,319     $  17,348,822      $  11,321,123
   Undistributed net investment income                              252,105           120,953             3,209             19,283
   Accumulated net realized gains (losses)                       (9,935,051)       (2,158,087)          333,928           (782,227)
   Unrealized appreciation (depreciation) of investments         16,826,686        29,200,097         5,334,267          2,682,464
   Unrealized appreciation (depreciation) of futures contracts       26,519           196,480            31,056            173,193
                                                             ----------------------------------------------------------------------
                                                              $ 113,988,430     $ 125,453,762     $  23,051,282      $  13,413,836
                                                             ======================================================================

NET ASSETS
   Direct Shares                                              $ 112,908,697     $ 124,124,846     $  21,706,653      $  12,964,073
                                                             ======================================================================
   K Shares                                                   $   1,079,733     $   1,328,916     $   1,344,629      $     449,763
                                                             ======================================================================

SHARES OUTSTANDING
   Direct Shares (no par value, unlimited shares authorized)      4,882,983         6,278,520         1,335,515            912,963
                                                             ======================================================================
   K Shares (no par value, unlimited shares authorized)              46,628            67,214            82,820             31,623
                                                             ======================================================================

NET ASSET VALUE PER SHARE
   Direct Shares                                              $       23.12     $       19.77     $       16.25      $       14.20
                                                             ======================================================================
   K Shares                                                   $       23.16     $       19.77     $       16.24      $       14.22
                                                             ======================================================================
                                                                European
                                                                Growth &          Nasdaq-100
                                                               Income Fund        Index Fund
                                                              --------------------------------
ASSETS
   Investments at market value (identified cost
   $96,994,838, $96,115,930, $17,722,644, $10,704,710,
   $4,664,939 and $23,476,890, respectively)(Note 1)          $   4,816,890     $  18,743,542
   Cash                                                                  --                --
   Interest receivable                                                   28               162
   Dividend receivable                                               13,992             5,427
   Receivable for fund shares sold                                       --            20,000
   Variation margin receivable                                           --                --
                                                              --------------------------------
      Total Assets                                                4,830,910        18,769,131
                                                              --------------------------------

LIABILITIES
   Payable for fund shares repurchased                                   --                --
   Payable to Investment Advisor                                        268             4,211
   Accrued 12b-1 fee - K Shares                                         129               242
   Accrued shareholder service fee - K Shares                           169               324
   Accrued expenses                                                  12,894            19,798
                                                              --------------------------------
      Total Liabilities                                              13,460            24,575
                                                              --------------------------------

NET ASSETS:                                                   $   4,817,450     $  18,744,556
                                                              ================================

Net Assets at February 29, 2004 consist of
   Paid-in capital                                            $   4,885,244     $  31,968,262
   Undistributed net investment income                                9,637           (31,526)
   Accumulated net realized gains (losses)                         (229,382)       (8,444,168)
   Unrealized appreciation (depreciation) of investments            151,951        (4,733,348)
   Unrealized appreciation (depreciation) of futures contracts           --           (14,664)
                                                              --------------------------------
                                                              $   4,817,450     $  18,744,556
                                                              ================================

NET ASSETS
   Direct Shares                                              $   4,317,901     $  17,835,987
   K Shares                                                   $     499,549     $     908,569

SHARES OUTSTANDING
   Direct Shares (no par value, unlimited shares authorized)        564,856         4,794,609
                                                              ================================
   K Shares (no par value, unlimited shares authorized)              65,363           244,300
                                                              ================================

NET ASSET VALUE PER SHARE
   Direct Shares                                              $        7.64     $        3.72
                                                              ================================
   K Shares                                                   $        7.64     $        3.72
                                                              ================================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 29, 2004
                                   (UNAUDITED)

                                                                                  California
                                                               California Tax-      Insured      California Tax-           U.S.
                                                                  Free Money      Intermediate    Free Income          Government
                                                                  Market Fund        Fund             Fund          Securities Fund
                                                             -----------------------------------------------------------------------
Investment Income
   Interest income                                            $     406,243     $     498,804     $   3,926,088      $     479,692
                                                             -----------------------------------------------------------------------

Expenses
   Management fees (Note 2)                                         218,391            70,517           421,315             77,450
   Transfer agent fees                                               17,617             7,933            31,693             11,349
   Accounting services                                               31,013            11,193            53,974             13,626
   Custodian fees                                                     5,349             1,552             7,812              2,568
   Legal and audit fees                                              10,579             4,542            17,043              4,944
   Trustees fees                                                      3,212             3,041             2,844                993
   Insurance                                                          1,708               561             3,550                623
   Printing                                                           1,505               452             3,171              1,395
   12b-1 Fees - K Shares                                                 --                --                --                252
   Shareholder Service Fee - K Shares                                    --                --                --                252
   Registration & dues                                                1,086               453             1,973              2,386
                                                             -----------------------------------------------------------------------
      Total Expenses                                                290,460           100,244           543,375            115,838
         Less reimbursement from manager (Note 2)                   (98,276)          (17,034)               --            (14,648)
                                                             -----------------------------------------------------------------------
      Net Expenses                                                  192,184            83,210           543,375            101,190
                                                             -----------------------------------------------------------------------
         Net Investment Income                                      214,059           415,594         3,382,713            378,502
                                                             -----------------------------------------------------------------------

Realized and Unrealized Gain on Investments
   Net realized gain from security transactions                          --            96,349         1,824,177            320,595
   Change in unrealized appreciation of investments                      --         1,026,143         6,601,253            196,597
                                                             -----------------------------------------------------------------------
   Net realized and unrealized gain on
      investments                                                        --         1,122,492         8,425,430            517,192
                                                             -----------------------------------------------------------------------
   Net increase in net assets resulting from
      operations                                              $     214,059     $   1,538,086     $  11,808,143      $     895,694
                                                             =======================================================================
                                                                                  Short-Term
                                                                The United           U.S.
                                                              States Treasury     Government
                                                                  Trust           Bond Fund
                                                             ---------------------------------
Investment Income
   Interest income                                            $     191,476     $     159,166
                                                             ---------------------------------

Expenses
   Management fees (Note 2)                                         100,648            49,659
   Transfer agent fees                                               13,564             9,323
   Accounting services                                               17,723             9,294
   Custodian fees                                                     2,627             1,353
   Legal and audit fees                                               7,033             4,226
   Trustees fees                                                      1,052             1,173
   Insurance                                                            803               360
   Printing                                                           1,350               582
   12b-1 Fees - K Shares                                                102               225
   Shareholder Service Fee - K Shares                                   102               225
   Registration & dues                                                2,775             1,399
                                                             ---------------------------------
      Total Expenses                                                147,779            77,819
         Less reimbursement from manager (Note 2)                   (71,635)          (27,710)
                                                             ---------------------------------
      Net Expenses                                                   76,144            50,109
         Net Investment Income                                      115,332           109,057
                                                             ---------------------------------

Realized and Unrealized Gain on Investments
   Net realized gain from security transactions                       2,038             3,251
   Change in unrealized appreciation of investments                      --            97,984
                                                             ---------------------------------
   Net realized and unrealized gain on
      investments                                                     2,038           101,235
                                                             ---------------------------------
   Net increase in net assets resulting from
      operations                                              $     117,370     $     210,292
                                                             =================================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 29, 2004
                                  (UNAUDITED)

                                                                  S&P 500        S&P MidCap      S&P SmallCap        Equity Income
                                                                Index Fund       Index Fund       Index Fund              Fund
                                                             ----------------------------------------------------------------------
Investment Income
   Interest income                                            $       7,520     $       7,885     $       2,715      $       7,937
   Dividend income                                                  903,610           656,597            82,033            107,107
                                                             ----------------------------------------------------------------------
      Total                                                         911,130           664,482            84,748            115,044
                                                             ----------------------------------------------------------------------

Expenses
   Management fees (Note 2)                                         131,971           232,058            51,741             28,254
   Transfer agent fees                                               26,000            25,581            12,728              8,906
   Accounting services                                               33,981            36,682             9,616              7,081
   Custodian fees                                                     5,613             4,862             3,370              1,089
   Legal and audit fees                                              13,722            11,542             4,445              3,907
   Trustees fees                                                      1,107             1,172             1,183              1,180
   Insurance                                                          2,028             2,112               382                211
   Printing                                                           5,840             5,422             1,885              1,037
   Registration & dues                                                4,541             5,572             2,974              2,438
   12b-1 Fees - K Shares                                                262               289               279                175
   Shareholder Service Fee - K Shares                                   262               289               279                175
   Licensing fee                                                      7,053             5,934               947                 --
                                                             ----------------------------------------------------------------------
     Total Expenses                                                 232,380           331,515            89,829             54,453

       Less reimbursement from manager (Note 2)                     (89,328)          (51,103)          (22,007)            (8,897)
                                                             ----------------------------------------------------------------------
     Net Expenses                                                   143,052           280,412            67,822             45,556
                                                             ----------------------------------------------------------------------
       Net Investment Income (loss)                                 768,078           384,070            16,926             69,488
                                                             ----------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments

   Net realized gain (loss) from security transactions             (312,920)        1,059,538           481,726             62,384
   Net realized gain from futures contracts                         510,994           629,022            76,429            178,365
    Change in unrealized appreciation (depreciation) of
      investments                                                13,306,890        15,412,653         2,621,253          1,223,549

    Change in unrealized appreciation (depreciation) of
      futures contracts                                             (39,698)           46,663             2,031            148,288
                                                             ----------------------------------------------------------------------
      Net realized and unrealized gain on investments            13,465,266        17,147,876         3,181,439          1,612,586
                                                             ----------------------------------------------------------------------
      Net increase in net assets resulting from operations    $  14,233,344     $  17,531,946     $   3,198,365      $   1,682,074
                                                             ======================================================================

                                                               European
                                                                Growth &         Nasdaq-100
                                                              Income Fund        Index Fund
                                                             ---------------------------------
Investment Income
   Interest income                                            $         288     $       3,497
   Dividend income                                                   34,630            23,203
                                                             ---------------------------------
      Total                                                          34,918            26,700
                                                             ---------------------------------

Expenses
   Management fees (Note 2)                                          17,156            44,291
   Transfer agent fees                                                8,440            14,817
   Accounting services                                                5,385             9,422
   Custodian fees                                                     2,163             2,856
   Legal and audit fees                                               3,429             4,555
   Trustees fees                                                      1,251             1,302
   Insurance                                                             74               312
   Printing                                                             846             2,532
   Registration & dues                                                  529             2,594
   12b-1 Fees - K Shares                                                169               324
   Shareholder Service Fee - K Shares                                   169               324
   Licensing fee                                                         --             3,327
                                                             ---------------------------------
     Total Expenses                                                  39,611            86,656

       Less reimbursement from manager (Note 2)                     (20,097)          (28,430)
                                                             ---------------------------------
     Net Expenses                                                    19,514            58,226
                                                             ---------------------------------
       Net Investment Income (loss)                                  15,404           (31,526)
                                                             ---------------------------------

Realized and Unrealized Gain (Loss) on Investments

   Net realized gain (loss) from security transactions              (32,681)         (719,478)
   Net realized gain from futures contracts                           2,439           266,276
    Change in unrealized appreciation (depreciation) of
      investments                                                   868,480         2,006,696

    Change in unrealized appreciation (depreciation) of
      futures contracts                                                  --           (74,024)
                                                             ---------------------------------
      Net realized and unrealized gain on investments               838,238         1,479,470
                                                             ---------------------------------
      Net increase in net assets resulting from operations    $     853,642     $   1,447,944
                                                             =================================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                  California Tax-Free Money             California Insured
                                                                        Market Fund                      Intermediate Fund
                                                             ----------------------------------  -----------------------------------
                                                                  Six Months                       Six Months
                                                               Ended February     Year Ended     Ended February       Year Ended
                                                                  29, 2004        August 31,        29, 2004           August 31,
                                                                 (Unaudited)         2003          (Unaudited)            2003
                                                             -----------------------------------------------------------------------
Operations
   Net investment income                                      $     214,059     $     645,114     $     415,594      $     833,139
   Net realized gain (loss) on investments                               --            (3,258)           96,349            425,965
   Change in unrealized
      appreciation of investments                                        --                --         1,026,143           (972,397)
                                                             -----------------------------------------------------------------------
   Net increase in net assets resulting
      from operations                                               214,059           641,856         1,538,086            286,707
   Undistributed investment income
      included in price of shares sold
      and repurchased                                                    --                --                --               (456)

Distributions to Shareholders
   Distributions from net investment income                        (214,059)         (645,114)         (415,742)          (830,980)

   Distributions from realized capital
      gains on investments                                               --                --           (78,682)          (511,265)

Capital Share Transactions
   Increase (decrease) in net assetsresulting
      from capital share transactions                             7,924,741        (4,563,940)         (591,142)         1,856,531
                                                             -----------------------------------------------------------------------
   Total increase (decrease)                                      7,924,741        (4,567,198)          452,520            800,537

Net Assets
   Beginning of period                                           88,803,806        93,371,004        27,905,744         27,105,207
                                                             -----------------------------------------------------------------------
   End of period *                                            $  96,728,547     $  88,803,806     $  28,358,264      $  27,905,744
                                                             =======================================================================
   *Including undistributed net
   investment income of:                                      $          --     $          --     $      21,177      $      21,325
                                                             =======================================================================
                                                                     California Tax-Free
                                                                         Income Fund
                                                             ----------------------------------
                                                                Six Months
                                                              Ended February      Year Ended
                                                                 29, 2004          August 31,
                                                                (Unaudited)          2003
                                                             ----------------------------------
Operations
   Net investment income                                      $   3,382,713     $   7,351,341
   Net realized gain (loss) on investments                        1,824,177         1,649,847
   Change in unrealized
      appreciation of investments                                 6,601,253        (6,385,442)
                                                             ---------------------------------
   Net increase in net assets resulting
      from operations                                            11,808,143         2,615,746
   Undistributed investment income
      included in price of shares sold
      and repurchased                                                    --           (65,722)

Distributions to Shareholders
   Distributions from net investment income                      (3,386,947)       (7,287,147)

   Distributions from realized capital
      gains on investments                                       (1,385,238)       (2,384,618)

Capital Share Transactions
   Increase (decrease) in net assetsresulting
      from capital share transactions                            (4,908,247)      (27,298,506)
                                                             ---------------------------------
   Total increase (decrease)                                      2,127,711       (34,420,247)

Net Assets
   Beginning of period                                          172,488,413       206,908,660
                                                             ---------------------------------
   End of period *                                            $ 174,616,124     $ 172,488,413
                                                             =================================
   *Including undistributed net
   investment income of:                                      $     502,150     $     506,382
                                                             =================================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                        U.S. Government                   The United States
                                                                        Securities Fund                    Treasury Trust
                                                             ----------------------------------  -----------------------------------
                                                                 Six Months                         Six Months
                                                               Ended February     Year Ended      Ended February      Year Ended
                                                                 29, 2004         August 31,         29, 2004          August 31,
                                                                (Unaudited)          2003          (Unaudited)            2003
                                                             -----------------------------------------------------------------------
Operations
   Net investment income                                      $     378,502     $   1,069,782     $     115,332      $     371,220
   Net realized gain on investments                                 320,595           946,601             2,038              5,486
   Change in unrealized
      appreciation (depreciation) of investments                    196,597        (1,176,844)               --                 --
                                                             -----------------------------------------------------------------------
   Net increase in net assets resulting
      from operations                                               895,694           839,539           117,370            376,706
   Undistributed investment income
      included in price of shares sold
      and repurchased                                                    --            (4,381)               --                 --

Distributions to Shareholders
   Distributions from net investment income                              --        (1,332,875)               --           (371,220)
      Direct Shares                                                (367,755)               --          (115,315)                --
      K Shares                                                       (1,804)               --               (17)                --

   Distributions from realized capital
      gains on investments                                               --                --                --             (7,280)
      Direct Shares                                                (224,970)               --            (5,459)                --
      K Shares                                                         (191)               --               (28)                --

Capital Share Transactions
   Increase (decrease) in net assets
      resulting from capital share transactions                  (1,332,523)       (1,191,709)          210,843        (10,376,732)
                                                             -----------------------------------------------------------------------
   Total increase (decrease)                                     (1,031,549)       (1,689,426)          207,394        (10,378,526)

Net Assets
   Beginning of period                                           31,585,421        33,274,847        40,634,510         51,013,036
                                                             -----------------------------------------------------------------------
   End of period *                                            $  30,553,872     $  31,585,421     $  40,841,904      $  40,634,510
                                                             =======================================================================
   *Including undistributed net
   investment income of:                                      $       8,944     $          --     $          --      $          --
                                                             =======================================================================

                                                                       Short-Term U.S.
                                                                    Government Bond Fund
                                                             ----------------------------------
                                                               Six Months
                                                             Ended February        Year Ended
                                                                29, 2004           August 31,
                                                               (Unaudited)            2003
                                                             ---------------------------------
Operations
   Net investment income                                      $     109,057     $     228,078
   Net realized gain on investments                                   3,251            33,884
   Change in unrealized
      appreciation (depreciation) of investments                     97,984          (133,119)
                                                             ---------------------------------
   Net increase in net assets resulting
      from operations                                               210,292           128,843
   Undistributed investment income
      included in price of shares sold
      and repurchased                                                    --             5,482

Distributions to Shareholders
   Distributions from net investment income                              --          (227,749)
      Direct Shares                                                (103,754)               --
      K Shares                                                         (617)               --

   Distributions from realized capital
      gains on investments                                               --                --
      Direct Shares                                                 (14,053)               --
      K Shares                                                           (4)               --

Capital Share Transactions
   Increase (decrease) in net assets
      resulting from capital share transactions                  (3,592,472)       10,651,423
                                                             ---------------------------------
   Total increase (decrease)                                     (3,500,608)       10,557,999

Net Assets
   Beginning of period                                           21,500,381        10,942,382
                                                             ---------------------------------
   End of period *                                            $  17,999,773     $  21,500,381
                                                             =================================
   *Including undistributed net
   investment income of:                                      $       6,375     $       1,689
                                                             =================================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                           S&P 500                           S&P MidCap
                                                                         Index Fund                          Index Fund
                                                             ----------------------------------   ----------------------------------
                                                                Six Months                          Six Months
                                                              Ended February      Year Ended      Ended February       Year Ended
                                                                 29, 2004          August 31,        29, 2004          August 31,
                                                               (Unaudited)           2003          (Unaudited)            2003
                                                             -----------------------------------------------------------------------
Operations
   Net investment income                                      $     768,078     $   1,380,709     $     384,070      $     708,857
   Net realized gain (loss) on investments                         (312,920)        1,782,303         1,059,538             54,162
   Net realized gain (loss) on future contracts                     510,994           285,526           629,022           (338,584)
   Change in unrealized
      appreciation of investments                                13,306,890         6,973,080        15,412,653         14,003,959
   Change in unrealized
      appreciation of future contracts                              (39,698)          107,430            46,663            233,046
                                                             -----------------------------------------------------------------------
   Net increase in net assets resulting
      from operations                                            14,233,344        10,529,048        17,531,946         14,661,440
   Undistributed investment income included
      in price of shares sold and repurchased                            --           (10,787)               --            (21,908)

Distributions to Shareholders
   Distributions from net investment income
      Direct Shares                                                (748,007)       (1,437,422)         (381,442)          (721,101)
      K Shares                                                         (210)               --              (120)                --

   Distributions from realized capital
      gains on investments
      Direct Shares                                                      --                --                --                 --
      K Shares                                                           --                --                --                 --

Capital Share Transactions
   Increase (decrease) in net assets resulting
      from capital share transactions                             2,239,278        (4,777,634)        4,532,369         (6,737,660)
                                                             -----------------------------------------------------------------------
   Total increase                                                15,724,405         4,303,205        21,682,753          7,180,771

Net Assets
   Beginning of period                                           98,264,025        93,960,820       103,771,009         96,590,238
                                                             -----------------------------------------------------------------------
   End of period *                                            $ 113,988,430     $  98,264,025     $ 125,453,762      $ 103,771,009
                                                             =======================================================================
   *Including undistributed net
   investment income of:                                      $     252,105     $     232,243     $     120,953      $     118,445
                                                             =======================================================================

                                                                        S&P SmallCap
                                                                         Index Fund
                                                             ---------------------------------
                                                                  Six Months
                                                                Ended February    Year Ended
                                                                  29, 2004        August 31,
                                                                 (Unaudited)         2003
                                                             ---------------------------------
Operations
   Net investment income                                      $      16,926     $      48,003
   Net realized gain (loss) on investments                          481,726          (223,115)
   Net realized gain (loss) on future contracts                      76,429           151,045
   Change in unrealized
      appreciation of investments                                 2,621,253         3,313,167
   Change in unrealized
      appreciation of future contracts                                2,031            49,213
                                                             ---------------------------------
   Net increase in net assets resulting
      from operations                                             3,198,365         3,338,313
   Undistributed investment income included
      in price of shares sold and repurchased                            --              (544)

Distributions to Shareholders
   Distributions from net investment income
      Direct Shares                                                 (20,296)          (41,424)
      K Shares                                                           --                --

   Distributions from realized capital
      gains on investments
      Direct Shares                                                (182,876)          (51,780)
      K Shares                                                         (312)               --

Capital Share Transactions
   Increase (decrease) in net assets resulting
      from capital share transactions                             1,530,679          (532,095)
                                                             ---------------------------------
   Total increase                                                 4,525,560         2,712,470

Net Assets
   Beginning of period                                           18,525,722        15,813,252
                                                             ---------------------------------
   End of period *                                            $  23,051,282     $  18,525,722
                                                             =================================
   *Including undistributed net
   investment income of:                                      $       3,209     $       6,579
                                                             =================================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                         European Growth &
                                                                    Equity Income Fund                     Income Fund
                                                             ----------------------------------   ----------------------------------
                                                                Six Months                           Six Months
                                                              Ended February     Year Ended        Ended February      Year Ended
                                                                 29, 2004        August 31,           29, 2004         August 31,
                                                               (Unaudited)          2003             (Unaudited)          2003
                                                             -----------------------------------------------------------------------
Operations
   Net investment income (loss)                               $      69,488     $     116,271     $      15,404      $      50,410
   Net realized gain (loss) on investments                           62,384          (167,786)          (32,681)             1,828
   Net realized gain on futures contracts                           178,365            69,886             2,439                 --
   Change in unrealized appreciation
      of investments                                              1,223,549           884,219           868,480            172,978
   Change in unrealized appreciation
      (depreciation) of future contracts                            148,288           (20,831)               --                 --
                                                             -----------------------------------------------------------------------
   Net increase in net assets resulting
      from operations                                             1,682,074           881,759           853,642            225,216
   Undistributed investment income included
      in price of shares sold and repurchased                            --             1,233                --             (1,575)

Distributions to Shareholders
   Distributions from net investment income
      Direct Shares                                                 (76,663)         (112,369)          (18,842)           (37,320)
      K Shares                                                         (130)               --               (15)                --

Capital Share Transactions
   Increase in net assets
      resulting from capital share transactions                   1,990,722           786,237           618,267            820,820
                                                             -----------------------------------------------------------------------
   Total increase                                                 3,596,003         1,556,860         1,453,052          1,007,141

Net Assets
   Beginning of period                                            9,817,833         8,260,973         3,364,398          2,357,257
                                                             -----------------------------------------------------------------------
   End of period *                                            $  13,413,836     $   9,817,833     $   4,817,450      $   3,364,398
                                                             =======================================================================

   *Including undistributed net
   investment income (loss) of:                               $      19,283     $      26,588     $       9,637      $      13,090
                                                             =======================================================================

                                                                    Nasdaq-100 Index Fund
                                                             ---------------------------------
                                                                 Six Months
                                                              Ended February      Year Ended
                                                                  29, 2004         August 31,
                                                                (Unaudited)          2003
                                                             ---------------------------------

Operations
   Net investment income (loss)                               $     (31,526)    $     (42,420)
   Net realized gain (loss) on investments                         (719,478)       (2,137,456)
   Net realized gain on futures contracts                           266,276           171,730
   Change in unrealized appreciation
      of investments                                              2,006,696         5,700,746
   Change in unrealized appreciation
      (depreciation) of future contracts                            (74,024)           59,194
                                                             ---------------------------------
   Net increase in net assets resulting
      from operations                                             1,447,944         3,751,794
   Undistributed investment income included
      in price of shares sold and repurchased                            --            (4,679)

Distributions to Shareholders
   Distributions from net investment income
      Direct Shares                                                      --                --
      K Shares                                                           --                --

Capital Share Transactions
   Increase in net assets
      resulting from capital share transactions                   2,368,552         1,990,080

   Total increase                                                 3,816,496         5,737,195

Net Assets
   Beginning of period                                           14,928,060         9,190,865
                                                             ---------------------------------
   End of period *                                            $  18,744,556     $  14,928,060
                                                             =================================

   *Including undistributed net
   investment income (loss) of:                               $     (31,526)    $          --
                                                             =================================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                       STATEMENT OF CHANGES IN NET ASSETS

                                   California Tax-Free Income Fund                      California Insured Intermediate Fund
                                   -------------------------------                      ------------------------------------
                           Six Months Ended                 Year Ended               Six Months Ended               Year Ended
                     February 29, 2004 (Unaudited)       August 31, 2003        February 29, 2004 (Unaudited)     August 31, 2003
                     -----------------------------   -------------------------  -----------------------------  ---------------------
                         Shares         Value          Shares         Value         Shares        Value        Shares       Value
                     ---------------------------------------------------------  ----------------------------------------------------
Shares sold ........    1,912,076   $ 24,630,708     7,770,923   $ 101,005,637       60,828    $  674,895     592,416  $  6,603,082
Shares issued in
  reinvestment of
  distributions ....      258,318      3,343,082       582,865       7,578,002       29,504       325,888      91,987     1,007,408
                     ---------------------------------------------------------  ----------------------------------------------------
                        2,170,394     27,973,790     8,353,788     108,583,639       90,332     1,000,783     684,403     7,610,490
Shares repurchased .   (2,537,810)   (32,882,037)  (10,361,336)   (135,882,145)    (144,228)   (1,591,925)   (517,192)   (5,753,959)
                     ---------------------------------------------------------  ----------------------------------------------------
  Net increase
  (decrease) .......     (367,416)  $ (4,908,247)   (2,007,548)  $ (27,298,506)     (53,896)     (591,142)    167,211     1,856,531
                     =========================================================  ====================================================
                                                                                       The United States Treasury Trust
                                    California Tax-Free
                                        Money Market                                Direct Shares                  K Shares
                                    --------------------                            -------------                  --------
                             Six Months Ended     Year Ended                Six Months Ended   Year Ended      October 16, 2003 to
                            February 29, 2004     August 31,               February 29, 2004    August 31,     February 29, 2004 *
                              (Unaudited)            2003                     (Unaudited)         2003            (Unaudited)
                            -----------------   -------------             ------------------  ------------     -------------------
                              Shares/Value       Shares/Value                 Shares/Value    Shares/Value       Shares/Value
                            -----------------   -------------             ------------------  ------------     -------------------
Shares sold .................  34,240,643         74,019,274                   37,487,367      113,535,711          654,903
  Shares issued in
    reinvestment of
    distributions ...........     174,818            621,574                       97,436          356,883               21
                              -----------        -----------                  -----------     ------------         --------
                               34,415,461         74,640,848                   37,584,803      113,892,594          654,924
Shares repurchased .......... (26,490,720)       (79,204,788)                 (37,756,923)    (124,269,326)        (271,961)
                              -----------        -----------                  -----------     ------------         --------
Net increase (decrease) .....   7,924,741         (4,563,940)                    (172,120)     (10,376,732)         382,963
                              ===========        ===========                  ===========     ============         ========

SHORT-TERM U.S. GOVERNMENT BOND FUND
                                                                Direct Shares                                      K Shares
                                                                -------------                                      --------
                                             Six Months Ended                                                 October 16, 2003 to
                                             February 29, 2004                 Year Ended                     February 29, 2004 *
                                               (Unaudited)                   August 31, 2003                     (Unaudited)
                                        ---------------------------- -----------------------------        -------------------------
                                          Shares        Value           Shares         Value                 Shares      Value
                                        ----------------------------------------------------------        ----------- -------------
Shares sold .........................     263,137    $ 2,666,521       1,699,959    $ 17,245,618            103,843  $ 1,052,624
Shares issued in
  reinvestment of
  distributions .....................       9,947        100,752          18,698         189,829                 26          268
                                        ----------------------------------------------------------        ----------- -------------
                                          273,084      2,767,273       1,718,657      17,435,447            103,868    1,052,892
Shares repurchased ..................    (720,246)    (7,300,492)       (668,361)     (6,784,024)           (11,050)    (112,145)
                                        ----------------------------------------------------------        ----------- -------------
  Net increase (decrease) ...........    (447,162)   $(4,533,219)      1,050,296    $ 10,651,423             92,819  $   940,747
                                        ==========================================================        =========== =============

*    Commencement of operations

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                Direct Shares                                      K Shares
U.S. GOVERNMENT SECURITIES FUND                                 -------------                                     ----------
                                                                                                             October 16, 2003 to
                                             Six Months Ended                    Year Ended                    February 29, 2004 *
                                        February 29, 2004 (Unaudited)          August 31, 2003                   (Unaudited)
                                       ------------------------------ -------------------------------      -------------------------
                                        Shares               Value           Shares         Value           Shares         Value
                                       --------------------------------------------------------------      -------------------------
Shares sold ..........................  282,805         $  3,005,860       1,673,739    $ 18,056,033        75,757    $    805,215

Shares issued in reinvestment of
  distributions ......................   44,653              472,367         105,638       1,138,387           113           1,196
                                       --------------------------------------------------------------      -------------------------
                                        327,458            3,478,227       1,779,377      19,194,420        75,870         806,411
Shares repurchased ................... (523,596)          (5,555,592)     (1,890,170)    (20,386,129)       (5,772)        (61,569)
                                       --------------------------------------------------------------      -------------------------
  Net increase (decrease) ............ (196,138)        $ (2,077,365)       (110,793)     (1,191,709)       70,098    $    744,842
                                       ==============================================================      =========================

S&P 500 INDEX FUND                                              Direct Shares                                       K Shares
                                                                -------------                                       --------
                                                                                                              October 16, 2003 to
                                             Six Months Ended                    Year Ended                   February 29, 2004 *
                                        February 29, 2004 (Unaudited)          August 31, 2003                    (Unaudited)
                                       ------------------------------ -------------------------------      -------------------------
                                        Shares               Value           Shares         Value           Shares         Value
                                       --------------------------------------------------------------      -------------------------
Shares sold ..........................  334,159          $  7,309,810        903,499     $ 16,439,574         54,856   $  1,236,951
Shares issued in reinvestment of
  distributions ......................   27,847               592,422         65,058        1,141,330              9            198
                                       --------------------------------------------------------------      -------------------------
                                        362,006             7,902,232        968,557       17,580,904         54,865      1,237,149
Shares repurchased ................... (306,327)           (6,716,254)    (1,225,981)     (22,358,538)        (8,237)      (183,849)
                                       --------------------------------------------------------------      -------------------------
  Net increase (decrease) ............   55,679          $  1,185,978       (257,424)    $ (4,777,634)        46,628   $  1,053,300
                                       ==============================================================      =========================

S&P MIDCAP INDEX FUND                                           Direct Shares                                       K Shares
                                                                -------------                                       --------
                                                                                                               October 16, 2003 to
                                             Six Months Ended                    Year Ended                    February 29, 2004 *
                                        February 29, 2004 (Unaudited)          August 31, 2003                     (Unaudited)
                                       ------------------------------ -------------------------------      -------------------------
                                        Shares               Value           Shares         Value           Shares         Value
                                       --------------------------------------------------------------      -------------------------
Shares sold ..........................   793,457         $  14,476,107     2,936,166     $ 42,217,029         68,968    $ 1,334,121
Shares issued in reinvestment of
  distributions ......................    18,288               327,842        44,420          626,756              6            110
                                       --------------------------------------------------------------      -------------------------
                                         811,745            14,803,949     2,980,586       42,843,785         68,974      1,334,231
Shares repurchased ...................  (634,012)          (11,571,697)   (3,496,440)     (49,581,445)        (1,760)       (34,114)
                                       --------------------------------------------------------------      -------------------------
  Net increase (decrease) ............   177,733         $   3,232,252      (515,854)    $ (6,737,660)        67,214    $ 1,300,117
                                       ==============================================================      =========================

*  Commencement of operations

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                       STATEMENT OF CHANGES IN NET ASSETS

S&P SMALLCAP INDEX FUND                                         Direct Shares                                       K Shares
                                                                -------------                                       --------
                                                                                                               October 16, 2003 to
                                             Six Months Ended                    Year Ended                    February 29, 2004 *
                                        February 29, 2004 (Unaudited)          August 31, 2003                    (Unaudited)
                                       ------------------------------ -------------------------------      -------------------------
                                        Shares               Value           Shares         Value           Shares         Value
                                       --------------------------------------------------------------      -------------------------
Shares sold ..........................  166,160         $   2,518,177        555,740     $  6,709,355        83,875     $ 1,325,235

Shares issued in reinvestment of
  distributions ......................   13,210               200,465          7,771           90,119            20             312
                                       --------------------------------------------------------------      -------------------------
                                        179,370             2,718,642        563,511        6,799,474        83,895       1,325,547
Shares repurchased ................... (160,794)           (2,496,394)      (609,969)      (7,331,569)       (1,075)        (17,116)
                                       --------------------------------------------------------------      -------------------------
  Net increase (decrease) ............   18,576         $     222,248        (46,458)    $   (532,095)       82,820     $ 1,308,431
                                       ==============================================================      =========================

EQUITY INCOME FUND                                              Direct Shares                                       K Shares
                                                                -------------                                       --------
                                                                                                               October 16, 2003 to
                                             Six Months Ended                    Year Ended                    February 29, 2004 *
                                        February 29, 2004 (Unaudited)          August 31, 2003                    (Unaudited)
                                       ------------------------------ -------------------------------      -------------------------
                                        Shares               Value           Shares         Value           Shares         Value
                                       --------------------------------------------------------------      -------------------------
Shares sold .......................... 170,006          $   2,284,641        146,167     $ 1,614,108        36,414      $   492,233

Shares issued in reinvestment of
  distributions ......................   5,655                 73,703          9,958         108,259            10              130
                                       --------------------------------------------------------------      -------------------------
                                       175,661              2,358,344        156,125       1,722,367        36,424          492,363
Shares repurchased ................... (59,319)              (793,433)       (85,509)       (936,130)       (4,801)         (66,552)
                                       --------------------------------------------------------------      -------------------------
  Net increase ....................... 116,342          $   1,564,911         70,616     $   786,237        31,623      $   425,811
                                       ==============================================================      =========================

EUROPEAN GROWTH & INCOME FUND                                   Direct Shares                                       K Shares
                                                                -------------                                       --------
                                                                                                               October 16, 2003 to
                                             Six Months Ended                    Year Ended                    February 29, 2004 *
                                        February 29, 2004 (Unaudited)          August 31, 2003                    (Unaudited)
                                       ------------------------------ -------------------------------      -------------------------
                                        Shares               Value           Shares         Value           Shares         Value
                                       --------------------------------------------------------------      -------------------------
Shares sold ..........................   364,343        $  2,434,108       3,275,364    $  18,527,746       71,533      $   526,521
Shares issued in reinvestment of
  distributions ......................     2,824              18,589           6,605           36,155            2               15
                                       --------------------------------------------------------------      -------------------------
                                         367,167           2,452,697       3,281,969       18,563,901       71,535          526,536
Shares repurchased ...................  (346,838)         (2,314,383)     (3,144,160)     (17,743,081)      (6,172)         (46,583)
                                       --------------------------------------------------------------      -------------------------
  Net increase .......................    20,329        $    138,314         137,809    $     820,820       65,363      $   479,953
                                       ==============================================================      =========================

*  Commencement of operations

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                       STATEMENT OF CHANGES IN NET ASSETS

NASDAQ-100 INDEX FUND                                           Direct Shares                                       K Shares
                                                                -------------                                       --------
                                                                                                               October 16, 2003 to
                                             Six Months Ended                    Year Ended                    February 29, 2004 *
                                        February 29, 2004 (Unaudited)          August 31, 2003                    (Unaudited)
                                       ------------------------------ -------------------------------      -------------------------
                                        Shares               Value           Shares         Value           Shares         Value
                                       --------------------------------------------------------------      -------------------------

Shares sold ..........................   1,348,260       $  4,893,732      2,863,826     $ 8,067,882        256,244   $     932,116
Shares issued in reinvestment of
distributions ........................          --                 --             --              --             --              --
                                       --------------------------------------------------------------      -------------------------
                                         1,348,260          4,893,732      2,863,826       8,067,882        256,244         932,116
Shares repurchased ...................    (936,777)        (3,411,920)    (2,296,996)     (6,077,802)       (11,944)        (45,376)
                                       --------------------------------------------------------------      -------------------------
Net increase .........................     411,483       $  1,481,812        566,830     $ 1,990,080        244,300   $     886,740
                                       ==============================================================      =========================

*  Commencement of operations

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                               Six Months
                                                 Ended
                                               February 29,    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                  2004         August 31,     August 31,    August 31,   August 31,    August 31,
                                               (Unaudited)        2003          2002          2001          2000          1999
                                             --------------------------------------------------------------------------------------
Net asset value, beginning of period             $  1.000       $  1.000      $  1.000      $  1.000      $  1.000     $  1.000
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                             0.002          0.007         0.011         0.026         0.029        0.026
LESS DISTRIBUTIONS
  Dividends from net investment income             (0.002)        (0.007)       (0.011)       (0.026)       (0.029)      (0.026)
                                             --------------------------------------------------------------------------------------
Net asset value, end of period                   $  1.000       $  1.000      $  1.000      $  1.000      $  1.000     $  1.000
                                             ======================================================================================
Total Return                                         0.24%          0.70%         1.15%         2.66%         2.92%        2.61%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period (in 000's)           $ 96,729       $ 88,804      $ 93,371      $ 99,520      $102,848     $105,606
  Ratio of expenses to average net assets:
    Before expense reimbursements                    0.66%*         0.65%         0.65%         0.63%         0.66%        0.61%
    After expense reimbursements                     0.44%*         0.43%         0.40%         0.40%         0.40%        0.40%
  Ratio of net investment
   income to average net assets
    Before expense reimbursements                    0.27%*         0.48%         0.90%         2.36%         2.63%        2.33%
    After expense reimbursements                     0.49%*         0.70%         1.15%         2.59%         2.89%        2.54%

CALIFORNIA INSURED INTERMEDIATE FUND

                                               Six Months
                                                 Ended
                                               February 29,    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                  2004         August 31,     August 31,    August 31,   August 31,    August 31,
                                               (Unaudited)        2003          2002          2001          2000          1999
                                             --------------------------------------------------------------------------------------
Net asset value, beginning of period             $  10.80       $  11.22      $  11.09      $  10.72      $  10.54     $  10.92
                                             --------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                              0.16           0.33          0.39          0.43          0.44         0.43
  Net gain (loss) on securities (both
   realized and unrealized)                          0.44          (0.21)         0.27          0.37          0.20        (0.26)
                                             --------------------------------------------------------------------------------------
    Total from Investment Operations                 0.60           0.12          0.66          0.80          0.64         0.17
                                             --------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS
  Dividends from net investment income              (0.16)         (0.33)        (0.39)        (0.43)        (0.44)       (0.43)
  Distributions from capital gains                  (0.03)         (0.21)        (0.14)           --         (0.02)       (0.12)
                                             --------------------------------------------------------------------------------------
    Total distributions                             (0.19)         (0.54)        (0.53)        (0.43)        (0.46)       (0.55)
                                             --------------------------------------------------------------------------------------
Net asset value, end of period                   $  11.21       $  10.80      $  11.22      $  11.09      $  10.72     $  10.54
                                             ======================================================================================
Total Return                                         5.63%          1.03%         6.17%         7.66%         6.25%        1.51%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period (in 000's)           $ 28,358       $ 27,906      $ 27,105      $ 22,949      $ 22,878     $ 24,175
  Ratio of expenses to average net assets:
    Before expense reimbursements                    0.71%*         0.71%         0.72%         0.71%         0.72%        0.66%
    After expense reimbursements                     0.59%*         0.58%         0.55%         0.55%         0.55%        0.55%
  Ratio of net investment
   income to average net assets
    Before expense reimbursements                    2.83%*         2.83%         3.43%         3.82%         3.93%        3.85%
    After expense reimbursements                     2.95%*         2.96%         3.60%         3.98%         4.10%        3.96%
  Portfolio Turnover                                11.32%         22.45%        29.28%        24.35%        24.24%        8.38%

 * Annualized.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                  (CONTINUED)

CALIFORNIA TAX-FREE INCOME FUND

                                               Six Months
                                                 Ended
                                               February 29,    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                  2004         August 31,     August 31,    August 31,   August 31,    August 31,
                                               (Unaudited)        2003          2002          2001          2000          1999
                                             --------------------------------------------------------------------------------------
Net asset value, beginning of period             $  12.66       $  13.24      $  13.17      $  12.75      $  12.40     $  13.18
                                             --------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                              0.25           0.50          0.52          0.55          0.55         0.56
  Net gain (loss) on securities (both
   realized and unrealized)                          0.61          (0.42)         0.18          0.44          0.41        (0.68)
                                             --------------------------------------------------------------------------------------
    Total from Investment Operations                 0.86           0.08          0.70          0.99          0.96        (0.12)
                                             --------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Dividends from net investment income              (0.25)         (0.50)        (0.52)        (0.56)        (0.55)       (0.57)
  Distributions from capital gains                  (0.10)         (0.16)        (0.11)        (0.01)        (0.06)       (0.09)
                                             --------------------------------------------------------------------------------------
    Total distributions                             (0.35)         (0.66)        (0.63)        (0.57)        (0.61)       (0.66)
                                             --------------------------------------------------------------------------------------
Net asset value, end of period                   $  13.17       $  12.66      $  13.24      $  13.17      $  12.75     $  12.40
                                             ======================================================================================
Total Return                                         6.89%          0.61%         5.55%         7.98%         8.07%       (1.07)%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period (in 000's)           $174,616       $172,488      $206,909      $201,286      $196,786     $200,946
  Ratio of expenses to average net assets:           0.61%*         0.61%         0.61%         0.63%         0.64%        0.61%
 Ratio of net investment
  income to average net assets                       3.84%*         3.82%         4.11%         4.30%         4.54%        4.33%
  Portfolio Turnover                                 5.23%          1.44%        22.94%        28.96%        18.05%       16.36%

 * Annualized.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                   (CONTINUED)

U.S. GOVERNMENT SECURITIES FUND

                                               Six Months
                                                 Ended
DIRECT SHARES                                  February 29,    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                  2004         August 31,     August 31,    August 31,   August 31,    August 31,
                                               (Unaudited)        2003          2002          2001          2000         1999
                                             --------------------------------------------------------------------------------------
Net asset value, beginning of period             $  10.56       $  10.73      $  10.77      $  10.33      $  10.24     $  11.30
                                             --------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                              0.13           0.35          0.50          0.58          0.58         0.56
  Net gain (loss) on securities (both
   realized and unrealized)                          0.18          (0.08)         0.19          0.42          0.14        (0.80)
                                             --------------------------------------------------------------------------------------
    Total from Investment Operations                 0.31           0.27          0.69          1.00          0.72        (0.24)
                                             --------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Dividends from net investment income              (0.13)         (0.44)        (0.59)        (0.56)        (0.58)       (0.56)
  Distributions from capital gains                  (0.08)            --         (0.14)           --         (0.05)       (0.26)
                                             --------------------------------------------------------------------------------------
    Total distributions                             (0.21)         (0.44)        (0.73)        (0.56)        (0.63)       (0.82)
                                             --------------------------------------------------------------------------------------
Net asset value, end of period                   $  10.66       $  10.56      $  10.73      $  10.77      $  10.33     $  10.24
                                             ======================================================================================
Total Return                                         2.91%          2.52%         6.65%         9.94%         7.35%       (2.42)%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period (in 000's)           $ 29,804       $ 31,585      $ 33,275      $ 27,265      $ 24,476     $ 30,950
  Ratio of expenses
   to average net assets:
    Before expense reimbursements                    0.74%*         0.71%         0.71%         0.71%         0.72%        0.66%
    After expense reimbursements                     0.65%*         0.65%         0.65%         0.65%         0.65%        0.65%
  Ratio of net investment income
   to average net assets
    Before expense reimbursements                    2.35%          3.22%         4.59%         5.32%         5.82%        5.11%
    After expense reimbursements                     2.44%*         3.28%         4.65%         5.38%         5.89%        5.12%
  Portfolio Turnover                                89.48%         39.29%       150.35%       209.58%       184.60%      139.00%

                                            October 16, 2003 to
K SHARES                                    February 29, 2004 **
                                                (Unaudited)
Net asset value, beginning of period             $  10.55
                                                ----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                              0.05
  Net gain (loss) on securities (both
   realized and unrealized)                          0.23
                                                ----------
    Total from Investment Operations                 0.28
                                                ----------
LESS DISTRIBUTIONS
  Dividends from net investment income              (0.05)
  Distributions from capital gains                  (0.08)
                                                ----------
   Total distributions                              (0.13)
                                                ----------
Net asset value, end of period                   $  10.70
                                                ==========
Total Return                                         2.64%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period (in 000's)           $    750
  Ratio of expenses
   to average net assets:
    Before expense reimbursements                    1.24%*
    After expense reimbursements                     1.15%*
  Ratio of net investment income
   to average net assets
    Before expense reimbursements                    2.85%*
    After expense reimbursements                     2.94%*
  Portfolio Turnover                                 89.48%

 *  Annualized.
**  Commencement of operations.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                              FINANCIAL HIGHLIGHTS
              (FOR A SHARE OF OUTSTANDING THROUGHOUT EACH PERIOD)
                                  (CONTINUED)

THE UNITED STATES TREASURY TRUST
                                               Six Months
                                                 Ended
DIRECT SHARES                                  February 29,    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                  2004         August 31,     August 31,    August 31,   August 31,    August 31,
                                               (Unaudited)        2003          2002          2001          2000         1999
                                             --------------------------------------------------------------------------------------
Net asset value, beginning of period             $  1.000       $  1.000      $  1.000      $  1.000      $  1.000     $  1.000
                                             --------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                             0.003          0.008         0.017         0.047         0.050        0.042
LESS DISTRIBUTIONS
  Dividends from net investment income             (0.003)        (0.008)       (0.017)       (0.047)       (0.050)      (0.042)
                                             --------------------------------------------------------------------------------------
Net asset value, end of period                   $  1.000       $  1.000      $  1.000      $  1.000      $  1.000     $  1.000
                                             ======================================================================================
Total Return                                         0.29%          0.86%         1.70%         4.87%         5.12%        4.22%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period (in 000's)          $ 40,459       $ 40,635      $ 51,013      $ 59,760      $ 56,464     $ 50,517
  Ratio of expenses
   to average net assets:
    Before expense reimbursements                    0.73%*         0.70%         0.67%         0.65%         0.66%        0.63%
    After expense reimbursements                     0.38%*         0.42%         0.42%         0.40%         0.40%        0.41%
  Ratio of net investment income
   to average net assets
    Before expense reimbursements                    0.22%*         0.56%         1.45%         4.48%         4.76%        3.92%
    After expense reimbursements                     0.57%*         0.84%         1.70%         4.73%         5.02%        4.14%

                                            October 16, 2003 to
K SHARES                                    February 29, 2004 **
                                                (Unaudited)
Net asset value, beginning of period             $  1.000
                                                ----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                (a)
LESS DISTRIBUTIONS
  Dividends from net investment income                 (a)
                                                ----------
Net asset value, end of period                   $  1.000
                                                ==========
Total Return                                         0.04%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period (in 000's)           $    383
  Ratio of expenses
   to average net assets:
    Before expense reimbursements                    1.23%*
    After expense reimbursements                     0.88%*
  Ratio of net investment income
   to average net assets
    Before expense reimbursements                    0.72%*
    After expense reimbursements                     1.07%*

 *  Annualized.
**  Commencement of operations.
(a) Represents less than $0.01 per share

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                   (CONTINUED)

SHORT-TERM U.S. GOVERNMENT BOND FUND
                                                 Six Months
                                                    Ended
DIRECT SHARES                                    February 29,    Year Ended    Year Ended    Year Ended      January 18, 2000 **
                                                    2004         August 31,     August 31,    August 31,       to September 30,
                                                 (Unaudited)       2003           2002          2001                2000
                                                 -------------------------------------------------------------------------------
Net asset value, beginning of period                $  10.11     $   10.17      $  10.24     $   10.05            $  10.00
                                                 -------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                 0.05          0.18          0.30          0.53                0.36
  Net gain on securities (both
   realized and unrealized)                             0.06         (0.06)         0.09          0.21                0.05
                                                 -------------------------------------------------------------------------------
    Total from Investment Operations                    0.11          0.12          0.39          0.74                0.41
                                                 -------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Dividends from net investment income                 (0.05)        (0.18)        (0.30)        (0.55)              (0.36)
  Distributions from capital gains                     (0.01)           --         (0.16)           --                  --
                                                 -------------------------------------------------------------------------------
    Total distributions                                (0.06)        (0.18)        (0.46)        (0.55)              (0.36)
                                                 -------------------------------------------------------------------------------
Net asset value, end of period                      $  10.16     $   10.11      $  10.17     $   10.24            $  10.05
                                                 ===============================================================================

Total Return                                            1.10%         1.17%         3.90%         7.58%               4.15%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period (in 000's)              $ 17,057     $  21,500      $ 10,942     $  11,623            $  5,432
  Ratio of expenses to average net assets:
    Before expense reimbursements                       0.78%*        0.80%         0.82%         0.86%               1.26%*
    After expense reimbursements                        0.50%*        0.49%         0.43%         0.30%               0.09%*
  Ratio of net investment income
   to average net assets
    Before expense reimbursements                       0.82%*        1.35%         2.57%         4.63%               5.02%*
    After expense reimbursements                        1.10%*        1.66%         2.96%         5.19%               6.19%*
  Portfolio Turnover                                   36.44%        74.45%       119.61%        64.56%                 --

                                               October 16, 2003 to
K SHARES                                       February 29, 2004 **
                                                   (Unaudited)
Net asset value, beginning of period                $  10.12
                                                 -------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                 0.02
  Net gain on securities (both
   realized and unrealized)                             0.05
                                                 -------------
    Total from Investment Operations                    0.07
                                                 -------------
LESS DISTRIBUTIONS
  Dividends from net investment income                 (0.02)
  Distributions from capital gains                     (0.01)
                                                 -------------
    Total distributions                                (0.03)
                                                 -------------
Net asset value, end of period                      $  10.16
                                                 =============

Total Return                                           0.66%
RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period (in 000's)              $    943
  Ratio of expenses to average net assets:
    Before expense reimbursements                       1.28%*
    After expense reimbursements                        1.00%*
  Ratio of net investment income
   to average net assets
    Before expense reimbursements                       1.32%*
    After expense reimbursements                        1.60%*
  Portfolio Turnover                                   36.44%

 *  Annualized.
**  Commencement of operations.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                  (CONTINUED)

S&P 500 INDEX FUND

                                               Six Months
                                                 Ended
DIRECT SHARES                                  February 29,    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                  2004         August 31,     August 31,    August 31,   August 31,    August 31,
                                               (Unaudited)        2003          2002          2001          2000          1999
                                             --------------------------------------------------------------------------------------
Net asset value, beginning of period             $  20.36       $  18.48      $  22.79      $  30.84      $  28.12     $  20.90
                                             --------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                              0.15           0.29          0.29          0.34          0.38         0.39
  Net gain (loss) on securities (both
   realized and unrealized)                          2.76           1.89         (4.31)        (7.64)         4.06         7.79
                                             --------------------------------------------------------------------------------------
    Total from Investment Operations                 2.91           2.18         (4.02)        (7.30)         4.44         8.18
                                             --------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Dividends from net investment income              (0.15)         (0.30)        (0.29)        (0.34)        (0.40)       (0.39)
  Distributions from capital gains                     --             --            --         (0.41)        (1.32)       (0.57)
                                             --------------------------------------------------------------------------------------
    Total distributions                             (0.15)         (0.30)        (0.29)        (0.75)        (1.72)       (0.96)
                                             --------------------------------------------------------------------------------------
Net asset value, end of period                   $  23.12       $  20.36      $  18.48      $  22.79      $  30.84     $  28.12
                                             ======================================================================================

Total Return                                        14.38%         12.03%       (17.83)%      (23.93)%       16.38%       39.76%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period (in 000's)           $112,909       $ 98,264      $ 93,961      $141,390      $165,891     $142,276
  Ratio of expenses
   to average net assets:
    Before expense reimbursements                    0.44%*         0.45%         0.41%         0.39%         0.40%        0.37%
    After expense reimbursements                     0.27%*         0.25%         0.20%         0.20%         0.20%        0.20%
  Ratio of net investment income
   to average net assets
    Before expense reimbursements                    1.28%*         1.35%         1.30%         1.16%         1.11%        1.33%
    After expense reimbursements                     1.45%*         1.55%         1.51%         1.35%         1.31%        1.50%
  Portfolio Turnover                                 1.58%          3.63%        31.12%         6.26%         9.00%        9.76%

                                             October 16, 2003 to
K SHARES                                     February 29, 2004**
                                                 (Unaudited)
Net asset value, beginning of period             $   21.17
                                              --------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                               0.03
  Net gain on securities (both
   realized and unrealized)                           1.97
                                              --------------
    Total from Investment Operations                  2.00
                                              --------------
LESS DISTRIBUTIONS
  Dividends from net investment income               (0.01)
  Distributions from capital gains                      --
                                              --------------
    Total distributions                              (0.01)
                                              --------------
Net asset value, end of period                   $   23.16
                                              ==============
Total Return                                          9.47%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period (in 000's)           $   1,080
  Ratio of expenses
   to average net assets:
    Before expense reimbursements                     0.94%*
    After expense reimbursements                      0.77%*
  Ratio of net investment income
   to average net assets
    Before expense reimbursements                     1.78%*
    After expense reimbursements                      1.95%*
  Portfolio Turnover                                  1.58%

*  Annualized.
**  Commencement of operations.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                  (CONTINUED)

S&P MIDCAP INDEX FUND

                                               Six Months
                                                 Ended
DIRECT SHARES                                  February 29,    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                  2004         August 31,     August 31,    August 31,   August 31,    August 31,
                                               (Unaudited)        2003          2002          2001          2000          1999
                                             --------------------------------------------------------------------------------------
Net asset value, beginning of period             $  17.01       $  14.60      $  16.18      $  20.75      $  18.70     $  15.41
                                             --------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                              0.06           0.12          0.05          0.17          0.22         0.20
  Net gain on securities (both
   realized and unrealized)                          2.76           2.41         (1.54)        (1.66)         6.05         5.80
                                             --------------------------------------------------------------------------------------
    Total from Investment Operations                 2.82           2.53         (1.49)        (1.49)         6.27         6.00
                                             --------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Dividends from net investment income              (0.06)         (0.12)        (0.03)        (0.18)        (0.21)       (0.20)
  Distributions from capital gains                     --             --         (0.06)        (2.90)        (4.01)       (2.51)
                                             --------------------------------------------------------------------------------------
Total distributions                                 (0.06)         (0.12)        (0.09)        (3.08)        (4.22)       (2.71)
                                             --------------------------------------------------------------------------------------
Net asset value, end of period                   $  19.77       $  17.01      $  14.60      $  16.18      $  20.75     $  18.70
                                             ======================================================================================
Total Return                                        16.63%         17.46%        (8.77)%       (6.56)%       40.44%       41.13%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period (in 000's)           $124,125       $103,771      $ 96,590      $ 83,293      $ 74,749     $ 57,164
  Ratio of expenses to average net assets:
    Before expense reimbursements                    0.58%*         0.58%         0.58%         0.56%         0.57%        0.57%
    After expense reimbursements                     0.49%*         0.46%         0.40%         0.40%         0.40%        0.40%
  Ratio of net investment income to
   average net assets
    Before expense reimbursements                    0.58%*         0.66%         0.78%         0.84%         1.03%        0.90%
    After expense reimbursements                     0.67%*         0.78%         0.96%         1.00%         1.20%        1.07%
  Portfolio Turnover                                 3.56%          8.33%        21.73%        39.41%        46.23%       42.98%

                                             October 16, 2003 to
K SHARES                                     February 29, 2004 **
                                                (Unaudited)
Net asset value, beginning of period            $    17.78
                                                ----------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                               0.01
  Net gain on securities (both
    realized and unrealized)                          1.99
                                                ----------
Total from Investment Operations                      2.00
                                                ----------
LESS DISTRIBUTIONS
  Dividends from net investment income               (0.01)
  Distributions from capital gains                      --
                                                ----------
    Total distributions                              (0.01)
                                                ----------
Net asset value, end of period                  $    19.77
                                                ==========
Total Return                                         11.23%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period (in 000's)          $    1,329
  Ratio of expenses to average net assets:
    Before expense reimbursements                     1.08%*
    After expense reimbursements                      0.99%*
  Ratio of net investment income to
   average net assets
    Before expense reimbursements                     1.08%*
    After expense reimbursements                      1.17%*
  Portfolio Turnover                                  3.56%


 *  Annualized.
**  Commencement of operations.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                  (CONTINUED)

S&P SMALLCAP INDEX FUND

                                               Six Months
                                                 Ended
                                               February 29,    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
DIRECT SHARES                                     2004         August 31,     August 31,    August 31,   August 31,    August 31,
                                               (Unaudited)        2003          2002          2001          2000          1999
                                             --------------------------------------------------------------------------------------
Net asset value, beginning of period             $  14.07       $  11.60      $  12.89      $  14.09      $  11.46     $   9.46
                                             --------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                              0.01           0.03          0.03          0.11          0.12         0.08
  Net gain on securities (both
   realized and unrealized)                          2.32           2.51         (1.28)        (0.55)         3.14         2.13
                                             --------------------------------------------------------------------------------------
    Total from Investment Operations                 2.33           2.54         (1.25)        (0.44)         3.26         2.21
                                             --------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS
  Dividends from net investment income              (0.01)         (0.03)        (0.04)        (0.12)        (0.10)       (0.08)
  Distributions from capital gains                  (0.14)         (0.04)           --         (0.64)        (0.53)       (0.13)
                                             --------------------------------------------------------------------------------------
    Total distributions                             (0.15)         (0.07)        (0.04)        (0.76)        (0.63)       (0.21)
                                             --------------------------------------------------------------------------------------
Net asset value, end of period                   $  16.25       $  14.07      $  11.60      $  12.89      $  14.09     $  11.46
                                             ======================================================================================
Total Return                                        16.64%         22.04%        (9.69)%       (2.59)%       29.63%       23.53%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period (in 000's)           $ 21,707       $ 18,526      $ 15,813      $ 14,226      $ 12,863     $ 10,881
  Ratio of expenses to average net assets:
    Before expense reimbursements                    0.85%*         0.88%         0.88%         0.92%         1.00%        1.05%*
    After expense reimbursements                     0.65%*         0.65%         0.65%         0.65%         0.65%        0.65%*
  Ratio of net investment income to
   average net assets
    Before expense reimbursements                   (0.04)%*        0.08%         0.00%         0.54%         0.58%        0.31%*
    After expense reimbursements                     0.16%*         0.31%         0.23%         0.81%         0.93%        0.71%*
  Portfolio Turnover                                 6.52%         16.51%        17.64%        41.91%        37.21%       25.40%

                                            October 16, 2003 to
K SHARES                                    February 29, 2004 **
                                               (Unaudited)
Net asset value, beginning of period             $  14.78
                                                 ---------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                               (a)
  Net gain on securities (both
   realized and unrealized)                          1.60
                                                 ---------
    Total from Investment Operations                 1.60
                                                 ---------
LESS DISTRIBUTIONS
  Dividends from net investment income                (a)
  Distributions from capital gains                  (0.14)
                                                 ---------
    Total distributions                             (0.14)
                                                 ---------
Net asset value, end of period                   $  16.24
                                                 =========
Total Return                                        10.85%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period (in 000's)           $  1,345
  Ratio of expenses to average net assets:
    Before expense reimbursements                    1.35%*
    After expense reimbursements                     1.15%*
  Ratio of net investment income to
   average net assets
    Before expense reimbursements                    0.46%*
    After expense reimbursements                     0.66%*
  Portfolio Turnover                                 6.52%

 *  Annualized.
**  Commencement of operations.
(a) Represents less than $0.01 per share

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                  (CONTINUED)

EQUITY INCOME FUND

                                               Six Months
                                                 Ended
                                               February 29,    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
DIRECT SHARES                                     2004         August 31,     August 31,    August 31,   August 31,    August 31,
                                               (Unaudited)        2003          2002          2001          2000          1999
                                             --------------------------------------------------------------------------------------
Net asset value, beginning of period             $  12.32       $  11.38      $  12.21      $  14.81      $  14.38     $  11.98
                                             --------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                              0.08           0.15          0.17          0.28          0.36         0.32
  Net gain (loss) on securities (both
   realized and unrealized)                          1.89           0.94         (0.83)        (2.46)         0.76         2.41
                                             --------------------------------------------------------------------------------------
    Total from Investment Operations                 1.97           1.09         (0.66)        (2.18)         1.12         2.73
                                             --------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS
  Dividends from net investment income              (0.09)         (0.15)        (0.17)        (0.39)        (0.27)       (0.33)
  Distributions from capital gains                     --             --            --         (0.03)        (0.42)          --
                                             --------------------------------------------------------------------------------------
    Total distributions                             (0.09)         (0.15)        (0.17)        (0.42)        (0.69)       (0.33)
                                             --------------------------------------------------------------------------------------
Net asset value, end of period                   $  14.20       $  12.32      $  11.38      $  12.21      $  14.81     $  14.38
                                             ======================================================================================
Total Return                                        16.07%          9.77%        (5.46)%      (14.94)%        8.23%       22.89%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period (in 000's)           $ 12,964       $  9,818      $  8,261      $  8,794      $ 11,813     $ 13,716
  Ratio of expenses to average net assets:
    Before expense reimbursements                    0.94%*         0.95%         0.91%         0.94%         0.98%        0.86%
    After expense reimbursements                     0.80%*         0.80%         0.80%         0.80%         0.80%        0.80%
  Ratio of net investment income to
   average net assets
    Before expense reimbursements                    1.08%*         1.24%         1.33%         1.96%         2.49%        2.09%
    After expense reimbursements                     1.22%*         1.39%         1.44%         2.10%         2.67%        2.15%
  Portfolio Turnover                                 2.52%         30.01%        69.43%        73.50%        38.34%       54.03%

                                          October 16, 2003 to
K SHARES                                  February 29, 2004 **
                                              (Unaudited)
                                          -------------------
Net asset value, beginning of period             $  12.90
                                                 ---------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                              0.02
  Net gain (loss) on securities (both
   realized and unrealized)                          1.31
                                                 ---------
    Total from Investment Operations                 1.33
                                                 ---------
  LESS DISTRIBUTIONS
  Dividends from net investment income              (0.01)
  Distributions from capital gains                     --
                                                 ---------
    Total distributions                             (0.01)
                                                 ---------
Net asset value, end of period                   $  14.22
                                                 =========
Total Return                                        10.28%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period (in 000's)           $    450
  Ratio of expenses to average net assets:
    Before expense reimbursements                   1.44% *
    After expense reimbursements                    1.30% *
  Ratio of net investment income to
   average net assets
    Before expense reimbursements                   1.58% *
    After expense reimbursements                    1.72% *
  Portfolio Turnover                                2.52%

 *  Annualized.
**  Commencement of operations.
(a) Represents less than $0.01 per share

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                  (CONTINUED)

EUROPEAN GROWTH & INCOME FUND
                                                              Six Months
                                                                Ended                                                  January 18,
                                                             February 29,   Year Ended     Year Ended    Year Ended     2000** to
DIRECT SHARES                                                   2004         August 31,     August 31,    August 31,   August 31,
                                                             (Unaudited)        2003          2002           2001         2000
                                                            ---------------------------------------------------------------------
Net asset value, beginning of period                            $   6.18      $   5.80      $   7.13      $   9.59     $  10.00
                                                            ---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                             0.03          0.11          0.10          0.08         0.09
  Net gain (loss) on securities (both
   realized and unrealized)                                         1.46          0.35         (1.34)        (2.46)       (0.45)
                                                            ---------------------------------------------------------------------
    Total from Investment Operations                                1.49          0.46         (1.24)        (2.38)       (0.36)
                                                            ---------------------------------------------------------------------
  LESS DISTRIBUTIONS
  Dividends from net investment income                             (0.03)        (0.08)        (0.09)        (0.08)       (0.05)
  Distributions from capital gains                                    --            --            --            --           --
                                                            ---------------------------------------------------------------------
    Total distributions                                            (0.03)        (0.08)        (0.09)        (0.08)       (0.05)
                                                            ---------------------------------------------------------------------
Net asset value, end of period                                  $   7.64      $   6.18      $   5.80      $   7.13     $   9.59
                                                            =====================================================================
Total Return                                                       24.28%         8.17%       (17.50)%      (24.87)%      (3.59)%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period (in 000's)                          $  4,318      $  3,364      $  2,357      $  2,106     $  1,505
  Ratio of expenses to average net assets:
    Before expense reimbursements                                   1.91%*        1.99%         1.99%         2.17%        3.99%*
    After expense reimbursements                                    0.95%*        0.95%         0.95%         0.95%        0.95%*
  Ratio of net investment income (loss) to
   average net assets
    Before expense reimbursements                                  (0.21)%*       0.83%         0.30%        (0.18)%      (1.53)%*
    After expense reimbursements                                    0.75%*        1.87%         1.34%         1.04%        1.51%*
  Portfolio Turnover                                                2.21%         0.00%         9.70%        19.75%      114.30%

                                                         October 16, 2003 to
K SHARES                                                 February 29, 2004 **
                                                             (Unaudited)
                                                         ---------------------
Net asset value, beginning of period                            $   6.61
                                                            -------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                             0.01
  Net gain (loss) on securities (both
   realized and unrealized)                                         1.02
                                                            -------------
    Total from Investment Operations                                1.03
                                                            -------------
  LESS DISTRIBUTIONS
  Dividends from net investment income                               (a)
  Distributions from capital gains                                    --
                                                            -------------
    Total distributions                                               --
                                                            -------------
Net asset value, end of period                                  $   7.64
                                                            =============
Total Return                                                       15.59%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period (in 000's)                          $    500
  Ratio of expenses to average net assets:
    Before expense reimbursements                                   2.41%*
    After expense reimbursements                                    1.45%*
  Ratio of net investment income (loss) to
   average net assets
    Before expense reimbursements                                   0.29%*
    After expense reimbursements                                    1.25%*
  Portfolio Turnover                                                2.21%

*  Annualized.
**  Commencement of operations.
(a) Represents less than $0.01 per share

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                  (CONTINUED)

NASDAQ-100 INDEX FUND
                                                             Six Months
                                                               Ended                                                  January 18,
                                                             February 29,   Year Ended     Year Ended    Year Ended     2000** to
DIRECT SHARES                                                   2004         August 31,     August 31,    August 31,   August 31,
                                                             (Unaudited)        2003          2002           2001         2000
                                                            --------------------------------------------------------------------
Net asset value, beginning of period                            $   3.41      $   2.41      $   3.75      $  10.67     $  10.00
                                                            --------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                             0.01         (0.01)         -(a)          0.05         0.03
  Net gain (loss) on securities (both
   realized and unrealized)                                         0.30          1.01         (1.33)        (6.84)        0.67
                                                            --------------------------------------------------------------------
    Total from Investment Operations                                0.31          1.00         (1.33)        (6.79)        0.70
                                                            --------------------------------------------------------------------
  LESS DISTRIBUTIONS
  Dividends from net investment income                                --            --         (0.01)        (0.08)       (0.03)
  Distributions from capital gains                                    --            --            --         (0.05)          --
                                                            --------------------------------------------------------------------
    Total distributions                                               --            --         (0.01)        (0.13)       (0.03)
                                                            --------------------------------------------------------------------
Net asset value, end of period                                  $   3.72      $   3.41      $   2.41      $   3.75     $  10.67
                                                            ====================================================================
Total Return                                                        9.09%        41.49%       (35.61)%      (64.26)%       7.02%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period (in 000's)                          $ 17,836      $ 14,928      $  9,191      $ 11,390     $ 14,498
  Ratio of expenses to average net assets:
    Before expense reimbursements                                   1.14%*        1.05%         0.99%         0.90%        0.99%*
    After expense reimbursements                                    0.76%*        0.65%         0.64%         0.65%        0.65%*
  Ratio of net investment income (loss)
   to average net assets
    Before expense reimbursements                                  (0.78)%*      (0.80)%       (0.45)%        0.14%        0.54%*
    After expense reimbursements                                   (0.40)%*      (0.40)%       (0.10)%        0.39%        0.88%*
  Portfolio Turnover                                                1.86%         8.64%         4.18%        13.82%        0.62%

                                                          October 16, 2003 to
K SHARES                                                 February 29, 2004 **
                                                              (Unaudited)
                                                         --------------------
Net asset value, beginning of period                            $   3.62
                                                            -------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                              (a)
  Net gain (loss) on securities (both
   realized and unrealized)                                         0.10
                                                            -------------
    Total from Investment Operations                                0.10
                                                            -------------
  LESS DISTRIBUTIONS
  Dividends from net investment income                                --
  Distributions from capital gains                                    --
                                                            -------------
    Total distributions                                               --
                                                            -------------
Net asset value, end of period                                  $   3.72
                                                            =============
Total Return                                                        2.76%

RATIOS/SUPPLEMENTAL DATA
  Net Assets, end of period (in 000's)                          $    909
  Ratio of expenses to average net assets:
    Before expense reimbursements                                   1.64%*
    After expense reimbursements                                    1.26%*
  Ratio of net investment income (loss)
   to average net assets
    Before expense reimbursements                                  (0.28)%*
    After expense reimbursements                                    0.10%*
  Portfolio Turnover                                                1.86%

 *  Annualized.
**  Commencement of operations.
(a) Represents less than $0.01 per share

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

CALIFORNIA INVESTMENT           NOTES TO FINANCIAL              2/29/2004
       TRUST                       STATEMENTS
                                   (UNAUDITED)

Note 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      California Tax-Free Money Market Fund, California Tax-Free Income Fund and California Insured Intermediate Fund are separate series of shares of beneficial interest of California Investment Trust. U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund are separate series of shares of beneficial interest of California Investment Trust II. Both Trusts are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. Both Trusts were organized as Massachusetts business trusts on September 11, 1985 and are authorized to issue an unlimited number of no par value shares in one or more series. The investment objectives of the Funds are as follows: California Tax-Free Income Fund and California Insured Intermediate Fund seek as high a level of income exempt from federal and California personal income taxes as is consistent with prudent investment management and safety of capital. California Tax-Free Money Market Fund seeks capital preservation, liquidity and the highest achievable current income exempt from both federal and California personal income taxes consistent with safety. U.S. Government Securities Fund seeks safety from credit risk, liquidity, and as high a level of income as is consistent with these objectives by investment in full faith and credit obligations of the U.S. Government and its agencies or instrumentalities. The United States Treasury Trust seeks preservation of capital, safety, liquidity and consistent with these objectives, the highest attainable current income exempt from state income taxes. S&P 500 Index Fund, S&P MidCap Index Fund and S&P SmallCap Index Fund are diversified mutual funds that seek to provide investment results that correspond to the total return of publicly traded common stocks represented in the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's MidCap 400 Index and the Standard & Poor's SmallCap 600 Index, respectively. The Equity Income Fund seeks a high level of current income by investing primarily in income producing equity securities. European Growth & Income Fund seeks to provide long-term capital appreciation and income. Nasdaq-100 Index Fund attempts to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index. Short-Term U.S. Government Bond Fund seeks liquidity, safety from credit risk, preservation of investors principal and has a high level of income as is consistent with these objectives by investing in mainly U.S. Government Securities. The following is a summary of significant accounting policies followed by the Funds.

      California Investment Trust II began offering an additional class of shares, Class K, on October 16, 2003. Income and expenses of the Funds are allocated proportionately to the two classes of shares offered based on the daily net assets, except for Rule 12b-1 distribution fees and shareholder service fees, which are charged only to Class K.

    (a) Security Valuation --- Portfolio securities of the S&P 500, S&P MidCap and S&P SmallCap Index Funds, Equity Income Fund, European Growth & Income Fund, and Nasdaq-100 Index Fund listed on a national exchange are valued at the last reported sales price. U.S. Treasury Bills are valued at amortized cost which approximates market value. Portfolio securities of the California Tax-Free Income Fund and the California Insured Intermediate Fund are valued by an independent pricing service that uses market quotations, representing the latest available bid price, prices provided by market makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established by the Board of Trustees. The U.S. Government Securities Fund and the Short-Term U.S. Government Bond Fund are valued by an independent pricing service that uses market quotations representing the latest available mean between the bid and ask price, prices provided by market makers or estimates of market value obtained from yield data relating to instruments or securities with similar characteristics. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Trustees. California Tax-Free Money Market Fund and The United States Treasury Trust securities are valued at amortized cost which the Board of Trustees has determined in good faith to constitute fair value.

    (b) Futures Contracts --- Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income, European Growth & Income Fund and Nasdaq-100 Index Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

    (c) Federal Income Taxes --- No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders. Capital loss carry forwards, as of August 31, 2003, available to offset future capital gains, if any, are as follows:

Fund                                        Amount             Expiring Through
----                                        ------             ----------------
California Tax-Free Money Market Fund  $    14,841                  2004
S&P 500 Index Fund                      10,264,980                  2011
S&P MidCap Index Fund                    3,696,830                  2011
S&P SmallCap Index Fund                     11,836                  2011
Equity Income Fund                         990,673                  2011
European Growth & Income Fund              199,138                  2011
Nasdaq-100 Index Fund                    5,909,061                  2011

    (d) Security Transactions, Investment Income and Distributions to Shareholders --- Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date for the California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures contracts, redemptions-in-kind and post-October capital losses. For the California Tax-Free Money Market Fund and The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The two Funds intend to maintain a continuous net asset value per share of $1.00. If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00.

    (e) Concentration --- The California Tax-Free Income Fund, the California Insured Intermediate Fund and the California Tax-Free Money Market Fund invest in debt instruments of municipal issuers. The issuer's abilities to meet their obligations may be affected by economic developments in the state of California.

CALIFORNIA INVESTMENT           NOTES TO FINANCIAL              2/29/2004
       TRUST                       STATEMENTS
                              CONTINUED (UNAUDITED)

    (f) Use of Estimates in Financial Statements --- In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

Note 2 --- INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

      CCM Partners ("CCM"), a California limited partnership, provides each Fund with management and administrative services pursuant to a Management Agreement.

      In accordance with the terms of the management agreements with California Tax-Free Money Market Fund, California Tax-Free Income Fund, California Insured Intermediate Fund, U.S. Government Securities Fund, and The U.S. Treasury Trust, CCM receives compensation at the annual rate of 0.50% of the Funds' average daily net assets not exceeding $100 million, 0.45% on net assets from $100 million to $500 million, and 0.40% on net assets above $500 million. In accordance with the terms of the management agreements with the S&P 500 Index Fund and S&P MidCap Index Fund, CCM receives compensation at the annual rate of 0.25% and 0.40%, respectively, of the Funds' average daily net assets. In accordance with the terms of the management agreements with the S&P SmallCap Index Fund, Equity Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund, CCM receives compensation at the annual rate of 0.50% of the first $500 million of net assets, plus 0.45% on net assets from $500 million to $1 billion, and 0.40% of net assets above $1 billion. In accordance with the terms of the management agreement with the European Growth & Income Fund, CCM receives compensation at the annual rate of 0.85% of the Fund's average daily net assets. CCM has agreed to reduce its fee by, or reimburse the Funds for, any amount necessary to prevent the Funds' total expenses, excluding extraordinary items, from exceeding 1.00% of the Funds' average daily net assets. CCM has voluntarily reimbursed more expenses than contractually obligated. This voluntary reimbursement is effective for a calendar year, renewal at the end of each calendar year. Reimbursement from the manager for the six months ended February 29, 2004, is as follows:

California Tax-Free Money Market Fund ........................ $  98,276
California Insured Intermediate Fund ......................... $  17,034
Short-Term U.S. Government Bond Fund ......................... $  27,710
U.S. Government Securities Fund .............................. $  14,648
The United States Treasury Trust ............................. $  71,635
S&P 500 Index Fund ........................................... $  89,238
S&P MidCap Index Fund ........................................ $  51,103
S&P SmallCap Index Fund ...................................... $  22,007
Equity Income Fund ........................................... $   8,897
European Growth & Income Fund ................................ $  20,097
Nasdaq-100 Index Fund ........................................ $  28,430

Certain officers and trustees of the Trusts are also partners of CCM.

      California Investment Trust II has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby each Fund of California Investment Trust II pays the Distributor for expenses that relate to the promotion and distribution of shares. Under the Plan, the Funds will pay the Distributor a fee at an annual rate of 0.25%, payable monthly, of each Fund's daily net assets attributable to such Fund's Class K Shares.

      California Investment Trust II has adopted a Shareholder Services Plan (the "Services Plan"), whereby each Fund of California Investment Trust II pays CCM Partners, LP, the Funds' Distributor or other service providers, an annual rate of 0.25% of the average daily net assets of Class K Shares. Such amounts are compensation for providing certain services to clients owning Class K shares, including processing purchase and redemption transactions, assisting in other administrative details and providing other information with respect to each Fund.

      For the six months ended February 29, 2004, the following were paid by each Fund of California Investment Trust II:

Fund                                          12b-1 Fees       Shareholder Service Fee
----                                          ----------       -----------------------
U.S. Government Securities Fund                  $252                   $252
The United States Treasury Trust                 $102                   $102
Short-Term U.S. Government Bond Fund             $225                   $225
S&P 500 Index Fund                               $262                   $262
S&P Midcap Index Fund                            $289                   $289
S&P SmallCap Index Fund                          $279                   $279
Equity Income Fund                               $175                   $275
European Growth & Income Fund                    $169                   $169
Nasdaq-100 Index Fund                            $324                   $324

Note 3 --- PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term investments during the six months ended February 29, 2004 were as follows:

                                                Purchases             Sales
                                               -------------    --------------
California Tax-Free Income Fund                $   8,460,434    $   16,797,080
California Insured Intermediate Fund           $   3,246,087    $    2,949,184
Short-Term U.S. Government Bond Fund           $   6,398,912    $    6,123,515
U.S. Government Securities Fund                $  30,524,356    $   22,930,531
S&P 500 Index Fund                             $   5,250,649    $    1,607,758
S&P Midcap Index Fund                          $   6,283,388    $    3,895,961
Equity Income Fund                             $     306,770    $      227,353
S&P SmallCap Index Fund                        $   2,563,549    $    1,274,683
European Growth & Income Fund                  $     808,553    $       85,319
Nasdaq-100 Index Fund                          $   3,752,814    $      299,988

              BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

Overall responsibility for management of the Funds rests with the Board of Trustees of each trust. Each Trustee serves until his death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Funds to actively supervise their day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the
Funds:

                                                                                                               Length of Time
Trustee                       Address                         Date of Birth  Position Held with the Trust           Served
---------------------------------------------------------------------------------------------------------------------------------
Stephen C. Rogers             44 Montgomery St. #2100          06/27/66      Chairman, Secretary & Trustee      Since August 1998
                              San Francisco, CA 94104
---------------------------------------------------------------------------------------------------------------------------------
Phillip W. McClanahan         44 Montgomery St. #2100          12/26/35      Vice President,                    Since September
                              San Francisco, CA 94104                        Treasurer and Trustee              1985
---------------------------------------------------------------------------------------------------------------------------------
Harry Holmes                  P.O. Box 714                     12/05/25      Trustee                            Since September
                              Pebble Beach, CA 93953                                                            1985
---------------------------------------------------------------------------------------------------------------------------------
John B. Sias                  580 California Street            01/22/27      Trustee                            Since March 1991
                              San Francisco, CA 94103
---------------------------------------------------------------------------------------------------------------------------------
James Miller                  One Front Street, Suite 300      05/28/66      Trustee                            Since August 2001
                              San Francisco, CA 94111
---------------------------------------------------------------------------------------------------------------------------------

Each Trustee oversees twelve portfolios of the Trusts. The principal occupations of the Trustees and Executive Officers of the Funds during the past five years and public directorships held by the Trustees are set forth below:

*Stephen C. Rogers              Chief Executive Officer, CCM Partners,
                                1999-present; Chief Operating Officer, CCM
                                Partners, 1997-1999; Administrative Officer, CCM
                                Partners, 1993-1997; Marketing Representative,
                                CCM Partners, 1992-1993.

*Phillip W. McClanahan          Director of Investments, CCM Partners,
                                1985-present; Vice President and Portfolio
                                Manager, Transamerica Investment Services,
                                1984-1985; Vice President and Portfolio Manager,
                                Fireman's Fund Insurance Company and Amfire,
                                Inc., 1966-1984.

Harry Holmes                    Principal, Harry Holmes & Associates
                                (consulting); President and Chief Executive
                                Officer, Aspen Skiing Company, 1982-1984;
                                President and Chief Executive Officer, Pebble
                                Beach Company (property management), 1973-1984.

John B. Sias                    President and CEO, Chronicle Publishing Company,
                                1993-2001; Executive Vice President, Capital
                                Cities/ABC Inc. and President, ABC Network T.V.
                                Group.

James Miller                    Vice President, Jones Lange LaSalle Americas,
                                Inc. 1999 -present; Associate, Orrick Herrington
                                & Sutcliffe LLP, 1996- 1999; Associate, Gordon &
                                Rees LLP, 1992-1993

* Trustees deemed to be an "interested person" of the Trusts, as defined in the Investment Company Act of 1940.

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

ITEM 2.  CODE OF ETHICS.

Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.


                                   SIGNATURES
                           [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


California Investment Trust

By (Signature and Title)* /s/ Steve Rogers                             PRESIDENT
                          ------------------------------------------------------

Date: May 10, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Steve Rogers                             PRESIDENT
                          ------------------------------------------------------

Date: May 10, 2004


By (Signature and Title)* /s/ Phillip McClanahan                       TREASURER
                          ------------------------------------------------------

Date: May 10, 2004


* Print the name and title of each signing officer under his or her signature.